CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0%
	APPAREL & TEXTILE PRODUCTS - 2.6%
5,530	Crocs, Inc.(a)	$379,690

	AUTOMOTIVE - 1.3%
705	Tesla, Inc. (a)	187,001

	E-COMMERCE DISCRETIONARY - 4.2%
745	MercadoLibre, Inc. (a)	616,696

	INSURANCE - 6.8%
76,690	Ambac Financial Group, Inc.(a),(b)	977,798

	INTERNET MEDIA & SERVICES - 0.6%
305	Alphabet, Inc., Class C (a)	29,326
460	Meta Platforms, Inc., Class A (a)	62,413
		91,739
	MEDICAL EQUIPMENT & DEVICES - 1.9%
670	Repligen Corporation (a)	125,364
290	Thermo Fisher Scientific, Inc.	147,085
		272,449
	METALS & MINING - 22.7%
30,750	Alliance Resource Partners, L.P.	704,175
4,820	Alpha Metallurgical Resources, Inc.(b)	659,569
4,880	Arch Resources, Inc.(b)	578,768
28,400	Peabody Energy Corporation(a),(b)	704,888
23,300	Warrior Met Coal, Inc.	662,652
		3,310,052
	OIL & GAS PRODUCERS - 21.4%
4,300	Antero Resources Corporation(a)	131,279
7,530	Chesapeake Energy Corporation(b)	709,401
17,450	EQT Corporation(b)	711,087
27,750	Range Resources Corporation(b)	700,965
114,200	Southwestern Energy Company(a)	698,904
6,600	Vermilion Energy, Inc.	141,372
		3,093,008

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	RENEWABLE ENERGY - 5.0%
1,620	Enphase Energy, Inc.(a)	$449,501
1,195	SolarEdge Technologies, Inc.(a),(b)	276,595
		726,096
	SOFTWARE - 22.7%
270	Crowdstrike Holdings, Inc., Class A(a)	44,499
620	Digital Turbine, Inc.(a)	8,934
635	DocuSign, Inc.(a),(b)	33,953
450,920	Hims & Hers Health, Inc.(a),(b)	2,516,134
70	Microsoft Corporation	16,303
2,700	Okta, Inc.(a)	153,549
6,550	RingCentral, Inc., Class A(a)	261,738
325	ServiceNow, Inc.(a)	122,723
2,090	Twilio, Inc., Class A(a)	144,503
		3,302,336
	SPECIALTY FINANCE - 2.8%
84,080	SoFi Technologies, Inc.(a),(b)	410,310

	TRANSPORTATION & LOGISTICS - 4.4%
27,250	ZIM Integrated Shipping Services Ltd.(b)	640,375

	WHOLESALE - CONSUMER STAPLES - 1.6%
2,900	Archer-Daniels-Midland Company	233,305

	TOTAL COMMON STOCKS (Cost $16,410,552)	14,240,855

	SHORT-TERM INVESTMENT — 32.5%
	COLLATERAL FOR SECURITIES LOANED - 32.5%
4,722,320	Mount Vernon Liquid Assets Portfolio,3.18% (Cost $4,722,320)(c) (d)	4,722,320

	TOTAL INVESTMENTS - 130.5% (Cost $21,132,872)	$18,963,175
	LIABILITIES IN EXCESS OF OTHER ASSETS - (30.5)%	(4,437,108)
	NET ASSETS - 100.0%	$14,526,067

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

LP - Limited Partnership

LTD - Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $4,626,864.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 21.4%
	AUTOMOTIVE - 1.2%
22,827	Sumitomo Electric Industries Ltd.	$230,904

	CHEMICALS - 1.2%
989	Air Liquide S.A.	113,931
396	Linde PLC	106,758
		220,689
	ELECTRIC UTILITIES - 1.3%
6,425	Brookfield Renewable Partners, L.P.	201,103
6,074	Fusion Fuel Green PLC(a)	30,309
		231,412
	ELECTRICAL EQUIPMENT - 4.4%
1,791	Bloom Energy Corporation, Class A(a)	35,802
17,214	Furukawa Electric Company Ltd.	272,727
1,971	Nexans S.A.	177,496
3,462	NKT A/S(a)	164,637
6,850	Prysmian SpA	198,821
		849,483
	INSTITUTIONAL FINANCIAL SERVICES - 6.0%
3,096	Cboe Global Markets, Inc.	363,378
1,574	CME Group, Inc.	278,803
7,526	Hong Kong Exchanges & Clearing Ltd.	258,483
2,907	Intercontinental Exchange, Inc.	262,647
		1,163,311
	RENEWABLE ENERGY - 1.4%
5,503	Ballard Power Systems, Inc.(a)	33,678
27,434	Cell Impact A.B.(a)	30,724
6,361	Ceres Power Holdings PLC(a)	26,247
9,880	FuelCell Energy, Inc.(a)	33,691
19,771	ITM Power PLC(a)	23,094
4,411	McPhy Energy S.A.(a)	41,019
34,021	NEL ASA(a)	37,809
1,567	Plug Power, Inc.(a)	32,923
		259,185

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 21.4% (Continued)
	SPECIALTY REIT - 2.3%
21,144	Farmland Partners, Inc.	$267,894
9,708	Gladstone Land Corporation	175,715
		443,609
	TIMBER REIT - 3.6%
7,986	PotlatchDeltic Corporation	327,746
5,662	Rayonier, Inc.	169,690
6,357	Weyerhaeuser Company	181,556
		678,992

	TOTAL COMMON STOCKS (Cost $4,762,302)	4,077,585

	EXCHANGE-TRADED FUNDS — 26.7%
	EQUITY - 23.7%
17,199	First Trust Global Wind Energy ETF	260,116
2,799	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	210,597
10,001	Global X US Infrastructure Development ETF	230,623
2,367	Invesco Solar ETF(a)	174,235
3,859	Invesco Water Resources ETF	176,549
14,561	iShares Emerging Markets Infrastructure ETF	276,375
10,002	iShares Global Clean Energy ETF	190,938
7,226	iShares Global Infrastructure ETF	302,263
3,271	iShares Global Timber & Forestry ETF	214,022
20,205	Utilities Select Sector SPDR Fund	1,323,629
5,719	VanEck Agribusiness ETF	461,408
1,238	VanEck Environmental Services ETF	161,822
3,587	VanEck Natural Resources ETF	155,367
1,240	VanEck Rare Earth/Strategic Metals ETF	103,329
2,372	VanEck Steel ETF	113,263
4,050	VanEck Uranium + Nuclear Energy ETF	209,183
		4,563,719
	FIXED INCOME - 3.0%
5,455	iShares TIPS Bond ETF	572,230

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares				Fair Value

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,872,506)			$5,135,949

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 10.9%
	U.S. TREASURY NOTES — 10.9%
700,000	United States Treasury Note	1.6250	11/15/22	698,756
525,000	United States Treasury Note	2.0000	02/15/23	521,708
525,000	United States Treasury Note	1.7500	05/15/23	517,551
350,000	United States Treasury Note	2.5000	08/15/23	344,833
				2,082,848

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,099,118)			2,082,848

Shares
	SHORT-TERM INVESTMENTS — 25.2%
	MONEY MARKET FUNDS - 25.2%
4,815,634	First American Government Obligations Fund, Class U, 2.79% (Cost $4,815,634)(b)			4,815,634

	TOTAL INVESTMENTS - 84.2% (Cost $17,549,560)			$16,112,016
	OTHER ASSETS IN EXCESS OF LIABILITIES- 15.8%			3,026,268
	NET ASSETS - 100.0%			$19,138,284

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
17	CBOT Corn Future(d)	12/14/2022	$575,875	$31,050
7	CBOT Soybean Future(d)	11/14/2022	477,663	(34,112)
9	CBOT Soybean Meal Future(d)	12/14/2022	362,700	4,740
7	CBOT Soybean Oil Future(d)	12/14/2022	258,552	(10,050)
2	CBOT Wheat Future(d)	12/14/2022	92,150	975
2	CME Lean Hogs Future(d)	12/14/2022	60,980	(5,340)
3	CME Live Cattle Future(d)	12/30/2022	176,460	(4,810)
4	COMEX Copper Future(d)	12/28/2022	341,250	(463)
2	COMEX Gold 100 Troy Ounces Future(d)	12/28/2022	334,400	(12,960)
2	COMEX Silver Future(d)	12/28/2022	190,390	250
12	ICE Brent Crude Oil Future(d)	10/31/2022	1,021,680	(71,910)
7	ICE Gas Oil Future(d)	11/10/2022	659,225	(4,575)

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
4	KCBT Hard Red Winter Wheat Future(d)	12/14/2022	$198,300	$18,150
3	LME Lead Future(d)	12/19/2022	143,250	1,144
1	LME Nickel Future(d)	12/19/2022	126,552	(23,514)
3	LME Zinc Future(d)	12/19/2022	223,725	(26,025)
2	NYBOT CSC C Coffee Future(d)	12/19/2022	166,163	(4,181)
3	NYBOT CSC Cocoa Future(d)	12/14/2022	70,620	(150)
4	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2023	79,206	(717)
2	NYBOT CTN Number 2 Cotton Future(d)	12/07/2022	85,340	(17,285)
23	NYMEX Henry Hub Natural Gas Futures(d)	12/28/2022	1,666,810	(336,750)
16	NYMEX Light Sweet Crude Oil Future(d)	10/20/2022	1,271,839	(63,651)
3	NYMEX NY Harbor ULSD Futures(d)	10/31/2022	405,922	(16,333)
2	NYMEX Platinum Future(d)	01/27/2023	85,910	(5,970)
5	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Future(d)	10/31/2022	497,658	(21,731)
	TOTAL FUTURES CONTRACTS			$(604,218)

A.B. - Aktiebolag

A/S - Anonim Sirketi

ETF - Exchange-Traded Fund

L.P. - Limited Partnership

Ltd. - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme

SpA - Società per azioni

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2022.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CHCSF Fund Limited.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 35.2%
	U.S. TREASURY BILLS — 35.2%
13,000,000	United States Treasury Bill(a)	2.4192	11/03/22	$12,970,297
13,000,000	United States Treasury Bill(a)	3.3992	02/02/23	12,846,566
13,000,000	United States Treasury Bill(a),(e)	3.4346	05/18/23	12,714,737
13,000,000	United States Treasury Bill(a),(e)	3.6068	07/13/23	12,627,501
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $51,282,151)			51,159,101

Shares
	SHORT-TERM INVESTMENTS — 32.5%
	MONEY MARKET FUNDS - 32.5%
47,282,282	First American Government Obligations Fund, Class U, 2.79% (Cost $47,282,282)(b)			47,282,282

	TOTAL INVESTMENTS - 67.7% (Cost $98,564,433)			$98,441,383
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $22,095)			(9,243)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 32.3%			46,870,922
	NET ASSETS - 100.0%			$145,303,062

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.0% (d)
	CALL OPTIONS WRITTEN- 0.0%(d)
500	S&P 500 Index E-mini Future, Maturing Dec. 2022	ADM	10/07/2022	$4,140	$103,500,000	$1,250
350	S&P 500 Index E-mini Future, Maturing Dec. 2022	FCS	10/07/2022	4,140	72,450,000	875
175	S&P 500 Index E-mini Future, Maturing Dec. 2022	ADM	10/07/2022	4,350	38,062,500	438
122	S&P 500 Index E-mini Future, Maturing Dec. 2022	FCS	10/07/2022	4,350	26,535,000	305
500	S&P 500 Index E-mini Future, Maturing Dec. 2022	ADM	10/14/2022	4,220	105,500,000	3,750
350	S&P 500 Index E-mini Future, Maturing Dec. 2022	FCS	10/14/2022	4,220	73,850,000	2,625
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $22,095)					9,243

ADM ADM Investor Services, Inc.

FCS StoneX Group, Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to greater than (0.1%).

(e)	Held as collateral for written options.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 48.8%
	ASSET MANAGEMENT — 14.2%
7,079,000	Prospect Capital Corporation	6.3750	03/01/25	$7,265,177
6,039,000	RWT Holdings, Inc.	5.7500	10/01/25	5,190,521
				12,455,698
	INSTITUTIONAL FINANCIAL SERVICES — 5.1%
6,700,000	Coinbase Global, Inc.	0.5000	06/01/26	4,458,850

	INTERNET MEDIA & SERVICES — 2.6%
4,000,000	Opendoor Technologies, Inc.(a)	0.2500	08/15/26	2,262,214

	SPECIALTY FINANCE — 26.9%
4,500,000	Arbor Realty Trust, Inc.(a)	7.5000	08/01/25	4,099,500
4,620,000	Redwood Trust, Inc.	5.6250	07/15/24	4,192,490
10,000,000	SoFi Technologies, Inc.(a),(b)	6.6000	10/15/26	6,927,270
10,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	8,368,999
				23,588,259

	TOTAL CONVERTIBLE BONDS (Cost $48,528,415)			42,765,021

	CORPORATE BONDS — 48.9%
	AEROSPACE & DEFENSE — 5.0%
4,300,000	TransDigm, Inc.(a)	8.0000	12/15/25	4,367,682

	ASSET MANAGEMENT — 12.3%
4,180,000	Ares Capital Corporation	4.2500	03/01/25	3,953,578
4,500,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	6.3750	12/15/25	4,268,732
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,481,894
				10,704,204
	GAS & WATER UTILITIES — 4.9%
4,400,000	National Fuel Gas Company	5.5000	01/15/26	4,327,518

	HEALTH CARE FACILITIES & SERVICES — 4.6%
4,407,000	Centene Corporation	4.2500	12/15/27	4,032,185

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 48.9% (Continued)
	HOME & OFFICE PRODUCTS — 5.0%
4,700,000	Newell Brands, Inc.	4.2000	04/01/26	$4,338,711

	INTERNET MEDIA & SERVICES — 4.9%
4,300,000	Netflix, Inc.	5.8750	02/15/25	4,302,563

	REAL ESTATE INVESTMENT TRUSTS — 7.3%
725,000	Omega Healthcare Investors, Inc.	4.5000	01/15/25	707,317
2,007,000	Omega Healthcare Investors, Inc.	4.5000	04/01/27	1,865,146
4,110,000	Sabra Health Care, L.P.	5.1250	08/15/26	3,862,717
				6,435,180
	STEEL — 4.9%
4,400,000	Steel Dynamics, Inc.	5.0000	12/15/26	4,318,370

	TOTAL CORPORATE BONDS (Cost $45,476,401)			42,826,413

	TOTAL INVESTMENTS - 97.7% (Cost $94,004,816)			$85,591,434
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%			1,980,090
	NET ASSETS - 100.0%			$87,571,524

L.P. - Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the total market value of 144A securities is 17,656,666 or 20.2% of net assets.

(b)	Zero coupon bond. Discount rate shown.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.5%
	AEROSPACE & DEFENSE — 4.8%
225,000	L3Harris Technologies, Inc.	3.8500	06/15/23	$224,017

	ASSET MANAGEMENT — 8.5%
225,000	Ares Capital Corporation	3.5000	02/10/23	223,894
175,000	Prospect Capital Corporation	5.8750	03/15/23	174,792
				398,686
	BIOTECH & PHARMA — 4.8%
225,000	Mylan, Inc.(a)	3.1250	01/15/23	223,841

	HOME & OFFICE PRODUCTS — 6.4%
300,000	NEWELL BRANDS, INC.	4.1000	04/01/23	300,035

	HOME CONSTRUCTION — 2.9%
135,000	Mohawk Industries, Inc.	3.8500	02/01/23	134,918

	REAL ESTATE INVESTMENT TRUSTS — 4.8%
225,000	American Tower Corporation	3.0000	06/15/23	222,194

	RETAIL - DISCRETIONARY — 3.7%
175,000	O’Reilly Automotive, Inc.	3.8500	06/15/23	173,962

	SEMICONDUCTORS — 4.7%
225,000	Skyworks Solutions, Inc.	0.9000	06/01/23	218,368

	TECHNOLOGY HARDWARE — 4.8%
225,000	Dell International, LLC / EMC Corporation	5.4500	06/15/23	225,592

	TECHNOLOGY SERVICES — 19.1%
225,000	Equifax, Inc.	3.9500	06/15/23	223,906
225,000	Global Payments, Inc.	4.0000	06/01/23	223,360
225,000	Leidos, Inc.	2.9500	05/15/23	221,873
225,000	Western Union Company (The)	4.2500	06/09/23	224,117

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	CORPORATE BONDS— 64.5% (Continued)
	TECHNOLOGY SERVICES — 19.1% (Continued)
		$893,256
	TOTAL CORPORATE BONDS (Cost $3,034,646)	3,014,869

	SHORT-TERM INVESTMENTS — 7.9%
	MONEY MARKET FUNDS – 7. 9%
371,005	First American Government Obligations Fund, Class U, 2.79%(b) (c) (Cost $371,005)	371,005

	TOTAL INVESTMENTS – 72.4% (Cost $3,405,651)	$3,385,874
	OTHER ASSETS IN EXCESS OF LIABILITIES - 27.6%	1,291,384
	NET ASSETS - 100.0%	$4,677,258

LLC - Limited Liability Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is 223,841 or 4.8% of net assets.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

(c)	All or part of this security is held by CSACS Fund Ltd.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

TOTAL RETURN SWAP - (7.5) %

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

		Notional			Pay/Receive Fixed	Upfront	Unrealized
Shares	Frequency and Reference Entity	Amount	Counterparty	Maturity	Rate	Payments	Depreciation
1,617	At Maturity BNP Paribas Catalyst Systematic Index +	6,800,000	BNP Paribas	6/12/2023	0.5000%	—	$(349,244)

+	This instrument is held by CSACS Fund Ltd.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

BNP Paribas Catalyst Systematic Index Swap Holdings 1% of Notional ^

					Value
					Unrealized
					Appreciation/
Long Contracts		Counterparty	Notional Amount	Maturity	(Depreciation)	Weighted %
	OPEN LONG FUTURES CONTRACTS
2	CMX Gold	BNP Paribas	$252,608	12/31/2022	$(7,931)	3.71%
1	CMX silver	BNP Paribas	93,732	12/31/2022	6,065	1.38%
3	ICE Brent Crude	BNP Paribas	261,581	12/31/2022	(25,184)	3.85%
3	ICE Brent Crude	BNP Paribas	257,261	2/28/2023	(27,341)	3.78%
1	ICE Gas Oil	BNP Paribas	126,534	12/31/2022	(12,880)	1.86%
1	ICE Gas Oil	BNP Paribas	127,365	3/31/2023	(11,526)	1.87%
2	Japenese Government Bond	BNP Paribas	2,300,874	12/31/2022	(10,195)	33.84%
2	LME Aluminium HG	BNP Paribas	110,035	12/31/2022	(9,364)	1.62%
0	LME Aluminium HG	BNP Paribas	21,935	1/31/2023	(1,814)	0.32%
0	LME Aluminium HG	BNP Paribas	21,870	4/30/2023	(1,688)	0.32%
1	LME Aluminium HG	BNP Paribas	65,726	9/30/2023	(4,354)	0.97%
1	LME Copper	BNP Paribas	149,797	11/30/2022	(3,300)	2.20%
1	LME Copper	BNP Paribas	148,954	12/31/2022	(4,118)	2.19%
1	LME Copper	BNP Paribas	149,489	1/31/2023	(4,475)	2.20%
1	LME Nickel	BNP Paribas	78,337	12/31/2022	(1,261)	1.15%
1	LME Nickel	BNP Paribas	78,370	2/28/2023	(1,148)	1.15%
1	LME Nickel	BNP Paribas	98,056	3/31/2023	(1,344)	1.44%
1	LME Zinc	BNP Paribas	93,579	1/31/2023	(12,315)	1.38%
1	LME Zinc	BNP Paribas	94,360	2/28/2023	(12,277)	1.39%
1	LME Zinc	BNP Paribas	93,125	3/31/2023	(11,999)	1.37%
9	Nikkei	BNP Paribas	832,592	12/31/2022	(55,626)	12.24%
84	NYMEX Gasoline RBOB	BNP Paribas	80,731	12/31/2022	(2,708)	1.19%
81	NYMEX Gasoline RBOB	BNP Paribas	76,047	1/31/2023	(3,391)	1.12%
15	NYMEX Heating Oil	BNP Paribas	19,589	12/31/2022	(2,318)	0.29%
63	NYMEX Heating Oil	BNP Paribas	78,515	3/31/2023	(8,768)	1.15%
79	NYMEX Heating Oil	BNP Paribas	95,668	4/30/2023	(10,445)	1.41%
9	NYMEX Natural Gas	BNP Paribas	622,922	2/28/2023	(143,480)	9.16%
9	NYMEX Natural Gas	BNP Paribas	570,489	3/31/2023	(121,545)	8.39%
13	NYMEX Natural Gas	BNP Paribas	657,455	4/30/2023	(115,179)	9.67%
4	NYMEX WTI Crude	BNP Paribas	291,427	2/28/2023	(33,759)	4.29%
3	NYMEX WTI Crude	BNP Paribas	234,577	3/31/2023	(28,065)	3.45%
4	NYMEX WTI Crude	BNP Paribas	291,205	4/30/2023	(35,686)	4.28%
1	NYMEX WTI Crude	BNP Paribas	58,928	1/31/2023	(6,578)	0.87%
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS				$(725,997)

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(2)	3 Month SOFR	BNP Paribas	$(508,476)	12/31/2022	$2,905	7.48%
(2)	3 Month SOFR	BNP Paribas	(508,007)	1/31/2023	2,958	7.47%
(2)	3 Month SOFR	BNP Paribas	(507,753)	3/31/2023	2,905	7.47%
(2)	3 Month SOFR	BNP Paribas	(508,388)	9/30/2023	3,457	7.48%
(1)	3 Month SOFR	BNP Paribas	(341,119)	12/31/2023	2,668	5.02%
(1)	3 Month SOFR	BNP Paribas	(341,757)	3/31/2024	2,791	5.03%
(1)	3 Month SOFR	BNP Paribas	(342,377)	6/30/2024	2,774	5.03%
(1)	3 Month SOFR	BNP Paribas	(342,837)	9/30/2024	2,705	5.04%
(2)	3 Months Euribor	BNP Paribas	(593,484)	12/31/2022	2,449	8.73%
(2)	3 Months Euribor	BNP Paribas	(588,627)	1/31/2023	3,470	8.66%
(2)	3 Months Euribor	BNP Paribas	(590,114)	3/31/2023	3,623	8.68%
(2)	3 Months Euribor	BNP Paribas	(588,323)	9/30/2023	3,620	8.65%
(2)	3 Months Euribor	BNP Paribas	(565,297)	12/31/2023	3,419	8.31%
(2)	3 Months Euribor	BNP Paribas	(565,501)	3/31/2024	4,315	8.32%
(2)	3 Months Euribor	BNP Paribas	(565,647)	6/30/2024	3,966	8.32%
(2)	3 Months Euribor	BNP Paribas	(565,851)	9/30/2024	4,167	8.32%
(23)	CBOE VIX	BNP Paribas	(722,329)	10/31/2022	(121,814)	10.62%
(402)	CMX Copper	BNP Paribas	(342,644)	12/31/2022	10,323	5.04%
(5)	ICE Brent Crude	BNP Paribas	(396,576)	1/31/2023	40,157	5.83%
(2)	ICE Gas Oil	BNP Paribas	(201,183)	11/30/2022	19,268	2.96%
(3)	LME Aluminium HG	BNP Paribas	(143,925)	11/30/2022	12,581	2.12%
(1)	LME Nickel	BNP Paribas	(186,840)	11/30/2022	3,029	2.75%
(3)	LME Zinc	BNP Paribas	(218,900)	11/30/2022	29,722	3.22%
(124)	NYMEX Gasoline RBOB	BNP Paribas	(123,343)	11/30/2022	935	1.81%
(118)	NYMEX Heating Oil	BNP Paribas	(159,059)	11/30/2022	17,074	2.34%
(23)	NYMEX Natural Gas	BNP Paribas	(1,564,967)	11/30/2022	412,658	23.01%
(9)	NYMEX WTI Crude	BNP Paribas	(746,051)	11/30/2022	79,943	10.97%
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS				$556,068

^	The make up of the underlying index and the total positions will not correlate to the unrealized for the total return swap due to timing of contracts opened and closed in the index.

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 19.9%
	MORTGAGE FINANCE - 16.4%
6,520	AGNC Investment Corporation	$54,898
3,015	Annaly Capital Management, Inc.	51,737
5,260	Arbor Realty Trust, Inc.	60,490
2,680	Blackstone Mortgage Trust, Inc., Class A	62,551
8,240	Granite Point Mortgage Trust, Inc.	53,066
4,030	KKR Real Estate Finance Trust, Inc.	65,488
7,030	Ladder Capital Corporation	62,989
7,289	MFA Financial, Inc.	56,708
27,890	New York Mortgage Trust, Inc.	65,263
5,290	PennyMac Mortgage Investment Trust	62,316
10,130	Redwood Trust, Inc.	58,146
8,340	Rithm Capital Corporation	61,049
3,390	Starwood Property Trust, Inc.	61,766
8,440	TPG RE Finance Trust, Inc.	59,080
16,110	Two Harbors Investment Corporation	53,485
		889,032
	REAL ESTATE INVESTMENT TRUSTS - 3.5%
6,040	Franklin BSP Realty Trust, Inc.	65,051
1,950	Hannon Armstrong Sustainable Infrastructure	58,364
1,480	NexPoint Residential Trust, Inc.	68,390
		191,805

	TOTAL COMMON STOCKS (Cost $1,611,716)	1,080,837

	EXCHANGE-TRADED FUNDS — 34.5%
	FIXED INCOME - 34.5%
3,250	iShares Convertible Bond ETF	223,925
8,170	iShares MBS ETF	748,210

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.5% (Continued)
	FIXED INCOME - 34.5% (Continued)
2,340	iShares Trust iShares 1-5 Year Investment Grade	$115,315
1,490	Vanguard Intermediate-Term Corporate Bond ETF	112,763
12,460	Vanguard Mortgage-Backed Securities ETF	561,821
1,550	Vanguard Short-Term Corporate Bond ETF	115,134
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,166,192)	1,877,168

	OPEN END FUNDS — 9.9%
	FIXED INCOME - 9.9%
26,993	Catalyst Enhanced Income Strategy Fund, Class I(a)	267,497
14,911	Rational Special Situations Income Fund, Institutional Class(a)	271,527
	TOTAL OPEN END FUNDS (Cost $576,706)	539,024

	SHORT-TERM INVESTMENTS — 11.9%
	MONEY MARKET FUNDS - 11.9%
649,333	First American Government Obligations Fund, Class U, 2.79% (Cost $649,333)(b)	649,333

	TOTAL INVESTMENTS - 76.2% (Cost $5,003,947)	$4,146,362
	OTHER ASSETS IN EXCESS OF LIABILITIES- 23.8%	1,296,005
	NET ASSETS - 100.0%	$5,442,367

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
16	CBOE Volatility Index Future	12/21/2022	$480,760	$6,954
	TOTAL FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation/Depreciation
9	3 Month Euro Euribor Future	12/16/2024	$2,140,752	$15,902
9	CME 3 Month Eurodollar Future	12/16/2024	2,161,238	25,612
5	CME British Pound Currency Future	12/19/2022	349,406	9,875
4	CME Japanese Yen Currency Future	12/19/2022	348,175	3,825
3	CME Lean Hogs Future(d)	12/14/2022	91,470	568
1	COMEX Gold 100 Troy Ounces Future(d)	12/28/2022	167,200	(2,078)
1	ICE Brent Crude Oil Future(d)	10/31/2022	85,140	5,220
2	NYMEX Light Sweet Crude Oil Future(d)	11/21/2022	157,440	5,656
6	Three Month SONIA Index Futures	03/18/2025	1,585,696	46,717
	TOTAL FUTURES CONTRACTS			$111,297

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

ETF - Exchange-Traded Fund

(a)	Affiliated Company.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CAMFMSF Fund Limited.

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9%
	OIL & GAS PRODUCERS - 99.9%
151,883	Cheniere Energy, Inc.	$25,198,910
149,052	Crestwood Equity Partners, L.P.	4,139,174
110,597	DT Midstream, Inc.	5,738,878
230,277	Enbridge, Inc.	8,543,277
1,961,630	Energy Transfer, L.P.	21,636,778
1,131,863	EnLink Midstream, LLC	10,062,262
416,493	Enterprise Products Partners, L.P.	9,904,204
1,026,278	Equitrans Midstream Corporation	7,676,559
259,726	Gibson Energy, Inc.	4,131,440
134,607	Hess Midstream, L.P., A	3,435,171
232,071	Keyera Corporation	4,778,664
532,732	Kinder Morgan, Inc.	8,864,660
32,136	Kinetik Holdings, Inc.	1,046,991
93,263	Magellan Midstream Partners, L.P.	4,430,925
24,010	Marathon Petroleum Corporation	2,384,913
126,740	MPLX, L.P.	3,803,467
2,239,658	NextDecade Corporation(a)	13,482,741
282,401	NuStar Energy, L.P.	3,812,414
312,778	ONEOK, Inc.	16,026,745
281,610	Pembina Pipeline Corporation	8,552,496
913,932	Plains GP Holdings, L.P., A - Series MLP	9,970,998
163,148	Targa Resources Corporation - Series MLP	9,844,350
205,012	TC Energy Corporation	8,259,933
155,792	Western Midstream Partners, L.P.	3,919,727
580,471	Williams Companies, Inc. (The)	16,618,885
		216,264,562

	TOTAL COMMON STOCKS (Cost $189,686,273)	216,264,562

	TOTAL INVESTMENTS - 99.9% (Cost $189,686,273)	$216,264,562
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	132,930
	NET ASSETS - 100.0%	$216,397,492

LLC - Limited Liability Company

LP - Limited Partnership

(a)	Non-income producing security.

CATALYST PIVOTAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6%
	APPAREL & TEXTILE PRODUCTS - 3.6%
1,555	NIKE, Inc., Class B	$129,252

	BANKING - 5.1%
4,615	Wells Fargo & Company	185,615

	BIOTECH & PHARMA - 4.8%
1,290	AbbVie, Inc.(a)	173,131

	E-COMMERCE DISCRETIONARY - 13.6%
2,160	Amazon.com, Inc.(b)	244,079
460	Etsy, Inc.(b)	46,060
245	MercadoLibre, Inc.(b)	202,806
		492,945
	ENTERTAINMENT CONTENT - 1.8%
1,145	Sea Ltd. - ADR(a),(b)	64,177

	HEALTH CARE FACILITIES & SERVICES - 7.1%
510	UnitedHealth Group, Inc.	257,570

	INTERNET MEDIA & SERVICES - 11.1%
1,800	Alphabet, Inc., Class A(b)	172,170
670	Meta Platforms, Inc., Class A(b)	90,906
315	Netflix, Inc.(a),(b)	74,164
1,150	Roku, Inc.(b)	64,860
		402,100
	LEISURE FACILITIES & SERVICES - 4.3%
1,865	Starbucks Corporation	157,145

	LEISURE PRODUCTS - 0.6%
3,400	Peloton Interactive, Inc., Class A(b)	23,562

	SEMICONDUCTORS - 8.0%
2,300	Advanced Micro Devices, Inc.(b)	145,728

CATALYST PIVOTAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 8.0% (Continued)
1,195	NVIDIA Corporation	$145,061
		290,789
	SOFTWARE - 19.1%
600	Adobe, Inc. (b)	165,120
700	Bill.com Holdings, Inc. (b)	92,659
1,310	Crowdstrike Holdings, Inc., Class A(b)	215,901
3,700	Shopify, Inc., Class A(a),(b)	99,678
1,270	SS&C Technologies Holdings, Inc.	60,643
797	Zoom Video Communications, Inc., Class A (b)	58,651
		692,652
	TECHNOLOGY HARDWARE - 6.3%
1,655	Apple, Inc.	228,721

	TECHNOLOGY SERVICES - 7.5%
950	Block, Inc., Class A (b)	52,241
1,240	Visa, Inc., Class A(a)	220,286
		272,527
	TELECOMMUNICATIONS - 2.5%
2,395	Verizon Communications, Inc.	90,938

	TRANSPORTATION & LOGISTICS - 4.2%
790	Union Pacific Corporation	153,908

	TOTAL COMMON STOCKS (Cost $6,581,432)	3,615,032

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.6%
	COLLATERAL FOR SECURITIES LOANED - 14.6%
570,737	Mount Vernon Liquid Assets Portfolio, 3.18% (Cost $530,737)(c),(e)	530,737

CATALYST PIVOTAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.6% (Continued)
	MONEY MARKET FUND - 0.0% (d)
1,027	Federated Hermes Government Obligations Fund, Institutional Class, 2.81% (Cost $1,027)(c)	$1,027
	TOTAL SHORT-TERM INVESTMENTS (Cost $531,764)	531,764

	TOTAL INVESTMENTS - 114.2% (Cost $7,113,196)	$4,146,796
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.2)%	(516,381)
	NET ASSETS - 100.0%	$3,630,415

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

LTD - Limited Company

(a)	All or a portion of this security is on loan. The total fair value of securities on loan at September 30, 2022 was $514,450.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.

(d)	Percentage rounds to less than 0.1%.

(e)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 60.9%
	AUTOMOTIVE - 3.1%
1,338	Lucid Group, Inc.(a)(b)	$18,692
1,494	Tesla, Inc.(a)	396,283
		414,975
	BEVERAGES - 2.0%
1,129	Keurig Dr Pepper, Inc.	40,441
420	Monster Beverage Corporation(a)(b)	36,523
1,100	PepsiCo, Inc.	179,586
		256,550
	BIOTECH & PHARMA - 3.0%
427	Amgen, Inc.(b)	96,245
472	AstraZeneca PLC - ADR(b)	25,884
116	Biogen, Inc.(a)(b)	30,972
1,000	Gilead Sciences, Inc.	61,690
312	Moderna, Inc.(a)	36,894
85	Regeneron Pharmaceuticals, Inc.(a)(b)	58,554
147	Seagen, Inc.(a)	20,114
205	Vertex Pharmaceuticals, Inc.(a)(b)	59,356
		389,709
	CABLE & SATELLITE - 1.2%
128	Charter Communications, Inc., Class A(a)(b)	38,829
3,512	Comcast Corporation, Class A(b)	103,007
3,106	Sirius XM Holdings, Inc.(b)	17,735
		159,571
	COMMERCIAL SUPPORT SERVICES - 0.2%
81	Cintas Corporation	31,443

	DIVERSIFIED INDUSTRIALS - 0.7%
537	Honeywell International, Inc.	89,663

	E-COMMERCE DISCRETIONARY - 4.8%
4,897	Amazon.com, Inc.(a)	553,361
438	eBay, Inc.(b)	16,123
402	JD.com, Inc. - ADR	20,221
40	MercadoLibre, Inc.(a)(b)	33,111

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 60.9% (Continued)
	E-COMMERCE DISCRETIONARY - 4.8% (Continued)
373	Pinduoduo, Inc. - ADR(a)	$23,343
		646,159
	ELECTRIC UTILITIES - 0.9%
410	American Electric Power Company, Inc.	35,445
260	Constellation Energy Corporation	21,629
792	Exelon Corp.	29,668
436	Xcel Energy, Inc.	27,904
		114,646
	ENTERTAINMENT CONTENT - 0.6%
624	Activision Blizzard, Inc.	46,388
222	Electronic Arts, Inc.	25,688
130	NetEase, Inc. - ADR(b)	9,828
		81,904
	FOOD - 0.7%
977	Kraft Heinz Company (The)	32,583
1,093	Mondelez International, Inc., Class A	59,929
		92,512
	INDUSTRIAL SUPPORT SERVICES - 0.2%
458	Fastenal Company	21,086

	INTERNET MEDIA & SERVICES - 7.6%
318	Airbnb, Inc., Class A(a)	33,403
2,882	Alphabet, Inc., Class A(a)	275,663
2,962	Alphabet, Inc., Class C(a)	284,796
145	Baidu, Inc. - ADR(a)(b)	17,036
32	Booking Holdings, Inc.(a)	52,583
226	Match Group, Inc.(a)	10,792
1,642	Meta Platforms, Inc., Class A(a)	222,787
355	Netflix, Inc.(a)(b)	83,581
86	VeriSign, Inc.(a)	14,938
		995,579
	LEISURE FACILITIES & SERVICES - 0.9%
259	Marriott International, Inc., Class A	36,296

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 60.9% (Continued)
	LEISURE FACILITIES & SERVICES - 0.9% (Continued)
915	Starbucks Corporation	$77,098
		113,394
	MEDICAL EQUIPMENT & DEVICES - 1.0%
62	Align Technology, Inc.(a)	12,841
313	DexCom, Inc.(a)	25,209
66	IDEXX Laboratories, Inc.(a)	21,503
125	Illumina, Inc.(a)	23,849
285	Intuitive Surgical, Inc.(a)	53,420
		136,822
	RETAIL - CONSUMER STAPLES - 1.6%
353	Costco Wholesale Corporation	166,711
179	Dollar Tree, Inc.(a)(b)	24,362
689	Walgreens Boots Alliance, Inc.(b)	21,635
		212,708
	RETAIL - DISCRETIONARY - 0.7%
98	Lululemon Athletica, Inc.(a)	27,397
50	O’Reilly Automotive, Inc.(a)	35,168
279	Ross Stores, Inc.	23,511
		86,076
	SEMICONDUCTORS - 8.2%
1,287	Advanced Micro Devices, Inc.(a)	81,544
410	Analog Devices, Inc.	57,129
686	Applied Materials, Inc.	56,204
69	ASML Holding N.V. - ADR	28,659
323	Broadcom, Inc.	143,415
3,274	Intel Corporation	84,371
113	KLA Corporation	34,197
109	Lam Research Corporation	39,894
680	Marvell Technology, Inc.(b)	29,179
441	Microchip Technology, Inc.(b)	26,914
880	Micron Technology, Inc.	44,088
1,684	NVIDIA Corporation	204,421
209	NXP Semiconductors N.V.	30,830
896	QUALCOMM, Inc.	101,230

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 60.9% (Continued)
	SEMICONDUCTORS - 8.2% (Continued)
128	Skyworks Solutions, Inc.	$10,915
729	Texas Instruments, Inc.	112,835
		1,085,825
	SOFTWARE - 10.4%
373	Adobe, Inc.(a)	102,650
69	ANSYS, Inc.(a)	15,297
116	Atlassian Corp PLC, Class A(a)	24,428
172	Autodesk, Inc.(a)(b)	32,130
218	Cadence Design Systems, Inc.(a)	35,628
171	Crowdstrike Holdings, Inc., Class A(a)	28,183
232	Datadog, Inc.(a)	20,597
159	DocuSign, Inc.(a)(b)	8,502
629	Fortinet, Inc.(a)	30,903
225	Intuit, Inc.	87,147
3,585	Microsoft Corporation	834,946
120	Okta, Inc.(a)	6,824
238	Palo Alto Networks, Inc.(a)	38,982
130	Splunk, Inc.(a)	9,776
122	Synopsys, Inc.(a)	37,272
160	Workday, Inc., Class A(a)(b)	24,355
200	Zoom Video Communications, Inc., Class A(a)	14,718
113	Zscaler, Inc.(a)	18,574
		1,370,912
	TECHNOLOGY HARDWARE - 9.1%
7,725	Apple, Inc.	1,067,595
3,302	Cisco Systems, Inc.	132,080
		1,199,675
	TECHNOLOGY SERVICES - 2.1%
331	Automatic Data Processing, Inc.	74,869
413	Cognizant Technology Solutions Corporation, Class A	23,723
510	Fiserv, Inc.(a)	47,721
287	Paychex, Inc.	32,204
922	PayPal Holdings, Inc.(a)	79,356

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 60.9% (Continued)
	TECHNOLOGY SERVICES - 2.1% (Continued)
125	Verisk Analytics, Inc.	$21,316
		279,189
	TELECOMMUNICATIONS - 1.0%
1,000	T-Mobile US, Inc.(a)(b)	134,170

	TRANSPORTATION & LOGISTICS - 0.5%
1,708	CSX Corporation	45,501
89	Old Dominion Freight Line, Inc.	22,141
		67,642
	TRANSPORTATION EQUIPMENT - 0.2%
277	PACCAR, Inc.	23,182

	WHOLESALE - DISCRETIONARY - 0.2%
190	Copart, Inc.(a)	20,216

	TOTAL COMMON STOCKS (Cost $9,902,965)	8,023,608

	EXCHANGE-TRADED FUNDS — 19.2%
	EQUITY - 19.2%
9,488	Invesco QQQ Trust Series 1(b)	2,535,763

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,002,724)	2,535,763

	SHORT-TERM INVESTMENTS — 32.9%
	COLLATERAL FOR SECURITIES LOANED - 27.0%
3,552,187	Mount Vernon Liquid Assets Portfolio, LLC, 3.18% (Cost $3,552,187)(c),(d),(e)	3,552,187

	MONEY MARKET FUNDS - 5.9%
777,940	First American Government Obligations Fund, Class U, 2.79% (Cost $777,940)(d)	777,940

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Fair Value

TOTAL SHORT-TERM INVESTMENTS (Cost $4,330,127)	$4,330,127

Contracts(f)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 5.1%
	CALL OPTIONS PURCHASED - 0.1%
25	S&P Emini 3rd Week Index Future	WED	10/21/2022	$4,000	$4,501,875	$4,000
25	S&P Emini Index Future	WED	10/31/2022	3,900	4,501,875	19,375
	TOTAL CALL OPTIONS PURCHASED (Cost - $101,876)					23,375

	PUT OPTIONS PURCHASED - 5.0%
50	CME E-Mini NASDAQ 100 Index Future	WED	12/16/2022	11,000	11,035,500	657,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $380,000)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $481,876)					680,375

	TOTAL INVESTMENTS - 118.1% (Cost $17,717,692)					$15,569,873
	CALL OPTIONS WRITTEN - (0.7)% (Proceeds - $380,273)					(93,000)
	PUT OPTIONS WRITTEN - (0.9)% (Proceeds - $66,500)					(123,000)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.5)%					(2,178,743)
	NET ASSETS - 100.0%					$13,175,130

		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN FUTURE OPTIONS - (1.6)%
	CALL OPTIONS WRITTEN- (0.7)%
50	CME E-Mini NASDAQ 100 Index Future	WED	12/16/2022	$12,800	$11,035,500	$89,750
50	S&P Emini Index Future	WED	10/21/2022	4,100	9,003,750	3,000
25	S&P Emini Index Future	WED	10/21/2022	4,300	4,501,875	250
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $380,273)					93,000

	PUT OPTIONS WRITTEN - (0.9)%
50	CME E-Mini NASDAQ 100 Index Future	WED	12/16/2022	8,800	11,035,500	123,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $66,500)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $446,773)					$216,000

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
8	CBOE Volatility Index Future	10/19/2022	$252,128	$9,866
2	CME E-Mini NASDAQ 100 Index Future	12/16/2022	441,420	(39,780)
	TOTAL FUTURES CONTRACTS			$(29,914)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

WED - Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022, was $3,423,254.

(c)	Security was purchased with cash received as collateral for securities on loan on September 30, 2022. Total collateral had a value of $3,552,187 on September 30, 2022.

(d)	Rate disclosed is the seven-day effective yield as of September 30, 2022.

(e)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(f)	Each contract is equivalent to one futures contract.

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	CLOSED END FUND — 3.4%
	COMMODITY - 3.4%
144,000	Sprott Physical Gold and Silver Trust(a)	$2,242,080

	TOTAL CLOSED END FUND (Cost $1,917,569)	2,242,080

Shares		Fair Value
	COMMON STOCKS — 91.2%
	AEROSPACE & DEFENSE - 2.2%
143,840	Kratos Defense & Security Solutions, Inc.(a)	1,461,414

	ASSET MANAGEMENT - 2.3%
21,800	Groupe Bruxelles Lambert S.A.(b)	1,535,506

	BEVERAGES - 1.4%
2,200,000	Thai Beverage PCL	919,092

	BIOTECH & PHARMA - 13.8%
13,900	Johnson & Johnson	2,270,704
35,680	Novartis A.G. - ADR	2,712,036
59,750	Sanofi - ADR	2,271,695
138,000	Takeda Pharmaceutical Company Ltd. - ADR	1,789,860
		9,044,295
	CABLE & SATELLITE - 1.0%
102,000	MultiChoice Group(b)	651,713

	CHEMICALS - 4.3%
59,465	Mosaic Company (The)	2,873,943

	CONSTRUCTION MATERIALS - 3.6%
25,180	Holcim Ltd.(b)	1,045,796
46,800	MDU Resources Group, Inc.	1,279,980
		2,325,776
	E-COMMERCE DISCRETIONARY - 1.4%
24,603	eBay, Inc.	905,636

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 91.2% (Continued)
	ENGINEERING & CONSTRUCTION - 3.4%
16,925	Tetra Tech, Inc.	$2,175,371

	ENTERTAINMENT CONTENT - 4.4%
5,359	Electronic Arts, Inc.	620,090
239,280	Vivendi S.A.(b)	1,869,221
36,002	Warner Bros Discovery, Inc.(a)	414,023
		2,903,334
	FOOD - 8.6%
29,082	Campbell Soup Company	1,370,344
169,700	GrainCorp Ltd.(b)	846,601
360,200	Grupo Herdez S.A.B. de C.V.	670,730
16,550	Nestle S.A. - ADR	1,780,946
471,260	United Malt Grp Ltd.	943,424
		5,612,045
	GAS & WATER UTILITIES - 5.8%
39,270	National Fuel Gas Company	2,417,069
43,000	UGI Corporation	1,390,190
		3,807,259
	HOUSEHOLD PRODUCTS - 1.3%
66,000	Reckitt Benckiser Group plc - ADR	877,140

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
79,500	JSE Ltd.	444,173

	INTERNET MEDIA & SERVICES - 0.4%
1,743	Meta Platforms, Inc., Class A(a)	236,490

	MEDICAL EQUIPMENT & DEVICES - 1.6%
15,150	Koninklijke Philips N.V. - ADR	233,158
9,578	Medtronic plc	773,424
		1,006,582
	METALS & MINING - 2.7%
42,000	Anglo American plc - ADR	630,000
13,000	Anglo American PLC	397,118

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 91.2% (Continued)
	METALS & MINING - 2.7% (Continued)
25,755	Freeport-McMoRan, Inc.	$703,884
		1,731,002
	RETAIL - CONSUMER STAPLES - 1.4%
7,062	Walmart, Inc.	915,941

	RETAIL - DISCRETIONARY - 1.9%
4,445	Home Depot, Inc. (The)	1,226,554

	SEMICONDUCTORS - 5.1%
15,472	Applied Materials, Inc.	1,267,621
29,505	Intel Corporation	760,344
26,179	Micron Technology, Inc.	1,311,567
		3,339,532
	SOFTWARE - 3.0%
8,500	Microsoft Corporation	1,979,650

	TECHNOLOGY HARDWARE - 7.4%
10,300	Apple, Inc.	1,423,460
46,500	Cisco Systems, Inc.	1,860,000
365,550	Nokia OYJ - ADR	1,560,899
		4,844,359
	TELECOMMUNICATIONS - 5.8%
59,000	AT&T, Inc.	905,060
204,606	Orange S.A. - ADR	1,839,408
92,930	Vodafone Group plc - ADR	1,052,897
		3,797,365
	TOBACCO & CANNABIS - 3.3%
10,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	645,390
71,000	Imperial Brands plc - ADR	1,478,220
		2,123,610

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 91.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 4.4%
35,060	Bunge Ltd.	$2,894,904

	TOTAL COMMON STOCKS (Cost $58,019,907)	$59,632,686

	TOTAL INVESTMENTS - 94.6% (Cost $59,937,476)	$61,874,766
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.4%	3,548,735
	NET ASSETS - 100.0%	$65,423,501

ADR - American Depositary Receipt

LTD - Limited Company

OYJ - Julkinen osakeyhtiö

PLC - Public Limited Company

PT - Perseroan Terbatas

S/A - Société Anonyme

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.8%
	U.S. TREASURY BILLS — 71.3%
3,046,000	United States Treasury Bill(a)	0.0000	06/15/23	$2,968,162
3,011,000	United States Treasury Note	2.5000	05/31/24	2,924,904
2,804,000	United States Treasury Note	0.3750	07/15/24	2,619,111
2,739,000	United States Treasury Note	1.5000	02/15/25	2,568,347
2,826,000	United States Treasury Note	2.8750	06/15/25	2,726,648
2,743,000	United States Treasury Note	0.8750	09/30/26	2,414,804
2,903,000	United States Treasury Note	2.7500	04/30/27	2,741,861
3,710,000	United States Treasury Note	0.5000	08/31/27	3,127,704
4,017,000	United States Treasury Note	2.8750	04/30/29	3,752,129
3,708,000	United States Treasury Note	2.8750	05/15/32	3,427,872
				29,271,542
	U.S. TREASURY NOTES — 14.5%
2,887,000	United States Treasury Note	0.7500	03/31/26	2,564,581
3,960,000	United States Treasury Note	1.5000	02/15/30	3,363,061
				5,927,642
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $37,001,139)			35,199,184

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.0% (c)
	CALL OPTIONS PURCHASED - 0.0%(c)
66	S&P 500 INDEX SPX US 10/21/22 C4225	USB	10/21/2022	$4,225	$27,885,000	$2,145
125	S&P 500 INDEX SPX US 10/21/22 C4325	USB	10/21/2022	4,325	54,062,500	2,813
	TOTAL CALL OPTIONS PURCHASED (Cost - $278,382)					4,958

	TOTAL INDEX OPTIONS PURCHASED (Cost - $278,382)					4,958

	TOTAL INVESTMENTS - 85.8% (Cost $37,279,521)					$35,204,142
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.2%					5,804,484
	NET ASSETS - 100.0%					$41,008,626

USB US Bank

(a)	Zero coupon bond.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Percentage rounds to less than 0.1%.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	CLOSED END FUNDS — 2.4%
	COMMODITY - 2.4%
23,500	Sprott Physical Gold and Silver Trust(a)	$365,895

	TOTAL CLOSED END FUNDS (Cost $336,373)	365,895

	COMMON STOCKS — 62.1%
	ASSET MANAGEMENT - 2.4%
5,368	Groupe Bruxelles Lambert S.A.	378,101

	BEVERAGES - 1.0%
375,000	Thai Beverage PCL	156,663

	BIOTECH & PHARMA - 12.0%
2,900	Johnson & Johnson	473,744
6,900	Novartis A.G. - ADR	524,469
13,640	Sanofi - ADR	518,593
26,000	Takeda Pharmaceutical Company Ltd. - ADR	337,220
		1,854,026
	CHEMICALS - 2.9%
9,250	Mosaic Company	447,052

	CONSTRUCTION MATERIALS - 2.6%
3,930	Holcim Ltd.	163,224
9,000	MDU Resources Group, Inc.	246,150
		409,374
	E-COMMERCE DISCRETIONARY - 0.8%
3,500	eBay, Inc.	128,835

	ENGINEERING & CONSTRUCTION - 2.0%
2,440	Tetra Tech, Inc.	313,613

	ENTERTAINMENT CONTENT - 0.8%
7,700	Vivendi S.A.	60,151

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 62.1% (Continued)
	ENTERTAINMENT CONTENT - 0.8% (Continued)
5,279	Warner Bros Discovery, Inc.(a)	$60,709
		120,860
	FOOD - 4.5%
6,715	Campbell Soup Company	316,411
3,533	Nestle S.A. - ADR	380,186
		696,597
	GAS & WATER UTILITIES - 5.1%
7,575	National Fuel Gas Company	466,241
10,000	UGI Corporation	323,300
		789,541
	HOUSEHOLD PRODUCTS - 1.1%
3,800	Unilever PLC - ADR	166,592

	MEDICAL EQUIPMENT & DEVICES - 0.9%
1,800	Medtronic PLC	145,350

	METALS & MINING - 1.4%
7,000	Anglo American PLC	213,833

	RETAIL - DISCRETIONARY - 1.1%
594	Home Depot, Inc.	163,908

	SEMICONDUCTORS - 3.6%
1,400	Applied Materials, Inc.	114,702
4,915	Intel Corporation	126,660
6,120	Micron Technology, Inc.	306,613
		547,975
	SOFTWARE - 3.0%
2,000	Microsoft Corporation	465,800

	TECHNOLOGY HARDWARE - 3.5%
11,390	Cisco Systems, Inc.	455,600
20,500	Nokia OYJ - ADR	87,535
		543,135

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 62.1% (Continued)
	TELECOMMUNICATIONS - 5.6%
13,000	AT&T, Inc.	$199,420
44,170	Orange S.A. - ADR	397,088
23,800	Vodafone Group PLC - ADR	269,654
		866,162
	TOBACCO & CANNABIS - 4.4%
3,991,700	Hanjaya Mandala Sampoerna Tbk P.T.	238,537
22,000	Imperial Brands PLC - ADR	458,040
		696,577
	WHOLESALE - CONSUMER STAPLES - 3.4%
6,275	Bunge Ltd.	518,127

	TOTAL COMMON STOCKS (Cost $9,512,020)	9,622,121

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 1.7%
	BIOTECH & PHARMA — 1.7%
275,000	Ligand Pharmaceuticals, Inc.	0.7500	05/15/23	267,438

	TOTAL CONVERTIBLE BONDS (Cost $270,176)			267,438

	CORPORATE BONDS — 21.6%
	AUTOMOTIVE — 1.3%
200,000	Ford Motor Credit Company, LLC	3.3700	11/17/23	193,743

	BIOTECH & PHARMA — 4.1%
225,000	Elanco Animal Health, Inc.	5.7720	08/28/23	221,717
165,000	Teva Pharmaceutical Finance Company BV	2.9500	12/18/22	163,730
250,000	Teva Pharmaceutical Finance Netherlands III BV	2.8000	07/21/23	241,922
				627,369
	CABLE & SATELLITE — 1.4%
225,000	Quebecor Media, Inc.	5.7500	01/15/23	223,093

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 21.6% (Continued)
	CHEMICALS — 1.4%
225,000	Sasol Financing International Ltd.	4.5000	11/14/22	$224,146

	ELECTRIC UTILITIES — 1.6%
250,000	TransAlta Corporation	4.5000	11/15/22	249,670

	LEISURE FACILITIES & SERVICES — 6.1%
375,000	Brinker International, Inc.	3.8750	05/15/23	368,796
276,000	Carnival Corporation	7.2000	10/01/23	272,559
225,000	MGM Resorts International	6.0000	03/15/23	225,353
65,000	Wyndham Destinations, Inc.	3.9000	03/01/23	64,243
				930,951
	RETAIL - DISCRETIONARY — 1.6%
250,000	QVC, Inc.	4.3750	03/15/23	246,892

	SPECIALTY FINANCE — 0.6%
100,000	Navient Corporation	5.5000	01/25/23	99,532

	TECHNOLOGY HARDWARE — 2.2%
350,000	Seagate HDD Cayman	4.7500	06/01/23	345,638

	TELECOMMUNICATIONS — 1.3%
50,000	CenturyLink, Inc.	7.5000	04/01/24	51,531
150,000	Sprint Communications, Inc.	6.0000	11/15/22	150,150
				201,681

	TOTAL CORPORATE BONDS (Cost $3,408,478)			3,342,715

	U.S. GOVERNMENT & AGENCIES — 8.1%
	U.S. TREASURY INFLATION PROTECTED — 5.6%
443,000	United States Treasury Inflation Indexed Bonds	0.3750	01/15/27	508,468
360,000	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	357,755
				$866,223

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 8.1% (Continued)
	U.S. TREASURY NOTES — 2.5%
405,000	United States Treasury Note	2.5000	01/31/25	$389,290

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,423,035)			1,255,513

	TOTAL INVESTMENTS - 95.9% (Cost $14,950,082)			$14,853,682
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.1%			638,488
	NET ASSETS - 100.0%			$15,492,170

ADR - American Depositary Receipt

BV - Besloten vennootschap

LLC. - Limited Liability Company

Ltd. - Limited Company

OYJ - Julkinen osakeyhtiö

PCL - Public Company Limited

PLC - Public Limited Company

P.T. - Perseroan Terbatas

S.A. - Société Anonyme

(a)	Non-income producing security.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 45.0%
	EQUITY - 45.0%
509,743	iShares China Large-Cap ETF	$13,181,954
1,705,475	iShares Core S&P Mid-Cap ETF	373,942,448
2,613,357	iShares Core S&P Small-Cap ETF	227,858,596
680,168	iShares MSCI Australia ETF	13,344,896
69,759	iShares MSCI Austria ETF	1,082,178
17,648	iShares MSCI Belgium ETF	254,837
470,134	iShares MSCI Brazil ETF	13,930,070
433,526	iShares MSCI Canada ETF	13,335,260
275,240	iShares MSCI Chile ETF	6,605,760
343,997	iShares MSCI France ETF	9,219,120
513,226	iShares MSCI Germany ETF	10,131,081
718,697	iShares MSCI Hong Kong ETF	13,109,033
46,511	iShares MSCI India ETF(a)	1,896,719
27,623	iShares MSCI Israel ETF	1,582,715
172,822	iShares MSCI Italy ETF	3,715,673
279,826	iShares MSCI Japan ETF	13,669,500
221,114	iShares MSCI Malaysia ETF	4,464,292
265,891	iShares MSCI Mexico ETF	11,760,359
91,401	iShares MSCI Netherlands ETF	2,794,129
77,364	iShares MSCI Peru ETF	1,898,513
542,465	iShares MSCI Singapore ETF	9,281,576
153,516	iShares MSCI South Africa ETF	5,532,717
263,957	iShares MSCI South Korea ETF	12,501,004
387,032	iShares MSCI Spain ETF	7,670,974
144,048	iShares MSCI Sweden ETF	3,925,308
265,493	iShares MSCI Switzerland ETF	9,942,713
321,939	iShares MSCI Taiwan ETF	13,875,571
96,513	iShares MSCI Thailand ETF	6,272,380
243,470	iShares MSCI Turkey ETF	5,375,818
380,894	iShares MSCI United Kingdom ETF	9,983,232
1,630,230	iShares Russell 1000 ETF, EQUITY	321,693,285
1,642,226	iShares Russell 2000 ETF	270,835,911
1,433,724	iShares Russell Mid-Cap ETF, EQUITY	89,105,947
1,001,049	Schwab U.S. REIT ETF	18,709,606

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 45.0% (Continued)
	EQUITY - 45.0% (Continued)
2,554,188	Vanguard FTSE Emerging Markets ETF	$93,202,320
666,684	Vanguard FTSE Europe ETF	30,767,467
383,183	Vanguard Large-Cap ETF	62,673,411
711,771	Vanguard Mid-Cap ETF	133,798,713
1,791,548	Vanguard Real Estate ETF	143,628,403
217,151	Vanguard S&P 500 ETF	71,290,673
619,205	Vanguard Small-Cap ETF	105,828,327
372,646	WisdomTree India Earnings Fund	11,380,609
		2,175,053,098

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,119,967,014)	2,175,053,098

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 36.6%
	U.S. TREASURY NOTES — 36.6%
414,400,000	United States Treasury Note	1.6250	11/15/22	413,664,021
470,555,000	United States Treasury Note	2.0000	02/15/23	467,604,135
404,710,000	United States Treasury Note	1.7500	05/15/23	398,967,582
498,855,000	United States Treasury Note	2.5000	08/15/23	491,490,390
				1,771,726,128
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,782,263,403)			1,771,726,128

	TOTAL INVESTMENTS – 81.6% (Cost $3,902,230,417)			$3,946,779,226
	OTHER ASSETS IN EXCESS OF LIABILITIES- 18.4%			888,601,160
	NET ASSETS - 100.0%			$4,835,380,386

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	CME E-Mini Standard & Poor’s MidCap 400 Index	12/16/2022	$220,820	$(330)
178	CME Live Cattle Future(c)	12/30/2022	10,469,960	(24,220)
716	CME Mexican Peso Currency Future	12/19/2022	17,545,580	204,635
70	Euronext Amsterdam Index Future	10/21/2022	8,788,927	126,631
1,719	ICE Brent Crude Oil Future(c)	10/31/2022	146,355,660	(7,649,150)
528	ICE Brent Crude Oil Future(c)	11/30/2022	44,098,560	(2,222,850)
160	ICE Brent Crude Oil Future(c)	12/29/2022	13,118,400	(397,450)
101	ICE Brent Crude Oil Future(c)	01/31/2023	8,151,710	(174,280)
53	ICE Brent Crude Oil Future(c)	02/28/2023	4,220,390	(130,920)
33	ICE Brent Crude Oil Future(c)	03/31/2023	2,598,090	(77,730)
81	ICE Gas Oil Future(c)	11/10/2022	7,186,725	6,425
610	ICE Gas Oil Future(c)	12/12/2022	57,446,750	(575,300)
337	ICE Gas Oil Future(c)	01/12/2023	30,405,825	(126,500)
454	KCBT Hard Red Winter Wheat Future(c)	12/14/2022	22,507,050	953,900
744	Long Gilt Future	12/28/2022	80,092,017	682,704
50	Montreal Exchange S&P/TSX 60 Index Future	12/15/2022	8,080,165	(51,749)
67	NYBOT CSC Cocoa Future(c)	12/14/2022	1,577,180	45,490
398	NYBOT CSC Number 11 World Sugar Future(c)	02/28/2023	7,881,037	(86,643)
44	NYMEX Henry Hub Natural Gas Futures(c)	12/28/2022	3,188,680	(53,220)
1,536	NYMEX Light Sweet Crude Oil Future(c)	10/20/2022	122,096,640	(2,658,200)
424	NYMEX Light Sweet Crude Oil Future(c)	11/21/2022	33,377,280	(436,110)
112	NYMEX Light Sweet Crude Oil Future(c)	12/20/2022	8,708,000	(93,550)
71	NYMEX Light Sweet Crude Oil Future(c)	01/20/2023	5,440,730	(238,010)
47	NYMEX Light Sweet Crude Oil Future(c)	02/21/2023	3,551,790	(73,210)
21	NYMEX Light Sweet Crude Oil Future(c)	03/21/2023	1,566,810	(62,580)
522	NYMEX NY Harbor ULSD Futures(c)	10/31/2022	70,630,358	(470,652)
184	NYMEX NY Harbor ULSD Futures(c)	11/30/2022	24,165,456	143,228
39	NYMEX NY Harbor ULSD Futures(c)	12/30/2022	5,034,393	(35,860)
20	NYMEX NY Harbor ULSD Futures(c)	01/31/2023	2,534,028	15,977
52	NYMEX Platinum Future(c)	01/27/2023	2,233,660	(104,410)
605	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	10/31/2022	60,216,618	62,055
323	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	11/30/2022	30,915,557	(471,967)
107	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	12/30/2022	10,051,280	(221,483)
40	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	01/31/2023	3,731,784	(77,389)
3	SAFEX FTSE/JSE Top 40 Index Future	12/15/2022	95,825	1,050
116	SFE S&P ASX Share Price Index 200 Future	12/15/2022	11,993,220	(24,032)
70	TEF SET50 Index Future	12/29/2022	352,016	(6,422)
65	TSE Japanese 10 Year Bond Futures	12/13/2022	66,603,330	30,885
	TOTAL FUTURES CONTRACTS			$(14,271,237)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
595	3 Month Euro Euribor Future	03/18/2024	$141,381,737	$(82,400)
474	3 Month Euro Euribor Future	06/19/2023	112,583,709	413,919
822	3 Month Euro Euribor Future	06/17/2024	195,370,995	787,146
410	3 Month Euro Euribor Future	09/18/2023	97,332,313	(230,575)
757	3 Month Euro Euribor Future	09/16/2024	179,986,857	1,180,676
544	3 Month Euro Euribor Future	12/18/2023	129,216,659	302,178
615	3 Month Euro Euribor Future	12/16/2024	146,284,726	1,288,694
3,440	BMF Ibovespa Index Future	10/13/2022	70,489,157	(915,723)
275	Carbon Emissions Future(c)	12/19/2022	17,982,166	(19,793)
161	CBOE Volatility Index Future(c)	12/21/2022	4,837,648	(94,648)
278	CBOE Volatility Index Future(c)	11/16/2022	8,637,933	(142,283)
97	CBOE Volatility Index Future(c)	10/19/2022	3,057,052	(30,952)
873	CBOT $5 Mini Dow Jones Industrial Average e-CBOT	12/16/2022	125,716,365	3,512,780
5,572	CBOT 10 Year US Treasury Note	12/20/2022	624,412,250	(1,131,625)
4,526	CBOT 2 Year US Treasury Note Future	12/30/2022	929,595,139	103,393
8,495	CBOT 5 Year US Treasury Note	12/30/2022	913,280,460	8,831,057
1,819	CBOT Corn Future(c)	12/14/2022	61,618,625	(197,313)
1,271	CBOT Soybean Future(c)	11/14/2022	86,729,863	4,932,313
804	CBOT Soybean Meal Future(c)	12/14/2022	32,401,200	645,990
38	CBOT Soybean Oil Future(c)	12/14/2022	1,403,568	1,122
2,572	CBOT US Long Bond Future	12/20/2022	325,116,232	7,766,612
162	CBOT Wheat Future(c)	12/14/2022	7,464,150	(100,538)
2,340	CME 3 Month Eurodollar Future	03/18/2024	559,669,499	4,150,375
834	CME 3 Month Eurodollar Future	06/19/2023	198,773,475	931,950
2,178	CME 3 Month Eurodollar Future	06/17/2024	521,794,349	3,063,013
1,135	CME 3 Month Eurodollar Future	09/18/2023	270,754,250	1,656,975
1,993	CME 3 Month Eurodollar Future	09/16/2024	478,070,875	3,634,138
1,672	CME 3 Month Eurodollar Future	12/18/2023	399,231,800	2,451,563
1,993	CME 3 Month Eurodollar Future	12/16/2024	478,594,037	3,255,313
462	CME Australian Dollar Currency Future	12/19/2022	29,639,610	851,590
432	CME British Pound Currency Future	12/19/2022	30,188,700	(86,081)
1,067	CME Canadian Dollar Currency Future	12/20/2022	77,245,465	1,498,889
561	CME E-Mini NASDAQ 100 Index Future	12/16/2022	123,818,310	3,119,965
980	CME E-mini Russell 2000 Index Futures	12/16/2022	81,820,200	9,420,400
439	CME E-Mini Standard & Poor’s 500 Index Future	12/16/2022	79,052,925	2,617,200
464	CME Euro Foreign Exchange Currency Future	12/19/2022	57,196,700	166,788
684	CME Japanese Yen Currency Future	12/19/2022	59,537,925	296,619
209	CME Lean Hogs Future(c)	12/14/2022	6,372,410	119,150
219	CME New Zealand Dollar Currency Future	12/19/2022	12,293,565	252,075
282	CME Swiss Franc Currency Future	12/19/2022	36,004,350	402,356
1,368	CME Ultra Long Term US Treasury Bond Future	12/20/2022	187,416,000	5,486,063
445	COMEX Copper Future(c)	12/28/2022	37,964,063	(437,850)
827	COMEX Gold 100 Troy Ounces Future(c)	12/28/2022	138,274,400	(674,350)
15	COMEX Silver Future(c)	12/28/2022	1,427,925	(2,025)
2,957	Eurex 10 Year Euro BUND Future	12/08/2022	401,288,516	10,905,416
3,086	Eurex 2 Year Euro SCHATZ Future	12/08/2022	324,067,800	(602,178)
898	Eurex 30 Year Euro BUXL Future	12/08/2022	129,037,453	8,881,933
4,912	Eurex 5 Year Euro BOBL Future	12/08/2022	576,395,885	(1,239,733)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
686	Eurex DAX Index Future	12/16/2022	$203,917,785	$12,003,651
3,015	Eurex EURO STOXX 50 Future	12/16/2022	97,939,490	(828,782)
2,491	Euro-BTP Italian Bond Futures	12/08/2022	273,338,736	7,241,495
928	Euronext CAC 40 Index Future	10/21/2022	52,410,858	(353,886)
3,633	French Government Bond Futures	12/08/2022	470,349,789	10,239,324
425	FTSE 100 Index Future	12/16/2022	32,816,252	(14,569)
576	FTSE/MIB Index Future	12/16/2022	57,935,835	3,260,761
554	HKG Hang Seng China Enterprises Index Future	10/28/2022	20,869,387	542,642
672	HKG Hang Seng Index Future	10/28/2022	73,666,282	1,953,698
1,781	ICE US mini MSCI EAFE Index Futures	12/16/2022	147,876,430	5,123,385
2,872	ICE US MSCI Emerging Markets EM Index Futures	12/16/2022	125,147,400	3,109,560
1,642	KFE KOSPI 200 Index Future	12/08/2022	80,412,323	3,365,743
61	LME Copper Future(c)	12/19/2022	11,557,975	(188,196)
21	LME Lead Future(c)	12/19/2022	1,002,750	(12,972)
33	LME Nickel Future(c)	12/19/2022	4,176,216	163,339
394	LME Primary Aluminum Future(c)	12/19/2022	21,285,850	720,822
74	LME Zinc Future(c)	12/19/2022	5,518,550	32,547
67	MEFF Madrid IBEX 35 Index Future	10/21/2022	4,834,373	(11,276)
509	Montreal Exchange 10 Year Canadian Bond Future	12/19/2022	45,546,722	403,015
145	NYBOT CSC C Coffee Future(c)	12/19/2022	12,046,781	85,613
206	NYBOT CTN Number 2 Cotton Future(c)	12/07/2022	8,790,020	125,415
65	NYMEX Henry Hub Natural Gas Futures(c)	01/27/2023	4,509,050	6,700
299	NYMEX Henry Hub Natural Gas Futures(c)	10/27/2022	20,230,340	430,340
178	NYMEX Henry Hub Natural Gas Futures(c)	11/28/2022	12,575,700	128,580
136	OSE Nikkei 225 Index Future	12/08/2022	24,375,320	631,961
1,608	SFE 10 Year Australian Bond Future	12/15/2022	120,449,834	(399,055)
1,045	SFE 3 Year Australian Bond Future	12/15/2022	71,223,190	14,335
3,448	SGX FTSE China A50 Futures Contract	10/28/2022	44,534,368	117,919
661	SGX FTSE Taiwan Index Futures	10/28/2022	30,868,700	688,920
258	SGX Nifty 50 Index Futures	10/27/2022	8,817,408	(53,883)
47	SGX Nikkei 225 Stock Index Future	12/08/2022	4,218,407	2,505
99	Three Month SONIA Index Futures	06/18/2024	26,072,779	(18,788)
131	Three Month SONIA Index Futures	09/19/2023	34,441,828	(95,534)
110	Three Month SONIA Index Futures	09/17/2024	28,994,322	(31,213)
155	Three Month SONIA Index Futures	12/19/2023	40,762,599	(100,098)
202	Three Month SONIA Index Futures	12/17/2024	53,303,331	518,977
206	Three Month SONIA Index Futures	03/19/2024	54,215,067	(34,864)
188	Three Month SONIA Index Futures	03/18/2025	49,685,144	263,799
397	TSE TOPIX (Tokyo Price Index) Future	12/08/2022	50,362,192	2,314,688
	TOTAL FUTURES CONTRACTS			$138,286,202

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
British Pound	10/03/2022	Bank Of America Merrill Lynch	33,150,000	$37,018,840	$825,138
Canadian Dollar	10/03/2022	Deutsche Bank	42,790,000	30,981,205	(212,086)
Euro	10/03/2022	Bank Of America Merrill Lynch	59,410,000	58,216,561	354,149
Israeli Shekel	10/03/2022	Bank Of America Merrill Lynch	39,310,000	11,023,865	(8,198)
Japanese Yen	10/03/2022	Bank Of America Merrill Lynch	3,358,999,999	23,208,734	(32,276)
Mexican Peso	10/03/2022	Bank Of America Merrill Lynch	454,040,000	22,545,869	30,026
New Zealand Dollar	10/03/2022	Deutsche Bank	5,000,000	2,797,047	(53,843)
Norwegian Krone	10/03/2022	Bank Of America Merrill Lynch	122,970,000	11,294,438	(171,808)
Polish Zloty	10/03/2022	Bank Of America Merrill Lynch	32,430,000	6,542,131	18,673
South African Rand	10/03/2022	Bank Of America Merrill Lynch	182,280,000	10,071,330	(36,693)
Swedish Krona	10/03/2022	Deutsche Bank	57,320,000	5,164,374	61,452
Swiss Franc	10/03/2022	Bank Of America Merrill Lynch	5,810,000	5,888,374	(38,144)
Australian Dollar	10/04/2022	Deutsche Bank	19,310,000	12,350,495	(176,701)
British Pound	10/04/2022	Bank Of America Merrill Lynch	49,570,000	55,355,169	177,223
Euro	10/04/2022	Bank Of America Merrill Lynch	108,070,000	105,899,069	96,728
Japanese Yen	10/04/2022	Bank Of America Merrill Lynch	1,718,000,000	11,870,380	(2,472)
Mexican Peso	10/04/2022	Bank Of America Merrill Lynch	392,570,000	19,493,509	(25,057)
New Zealand Dollar	10/04/2022	Deutsche Bank	64,030,000	35,818,975	(345,809)
Norwegian Krone	10/04/2022	Bank Of America Merrill Lynch	230,580,000	21,178,104	(44,267)
Polish Zloty	10/04/2022	Bank Of America Merrill Lynch	3,610,000	728,248	(1,881)
Singapore Dollar	10/04/2022	Bank Of America Merrill Lynch	440,000	306,364	(325)
South African Rand	10/04/2022	Bank Of America Merrill Lynch	215,460,000	11,904,591	(84,525)
Swedish Krona	10/04/2022	Deutsche Bank	429,250,000	38,674,237	49,138
Swiss Franc	10/04/2022	Bank Of America Merrill Lynch	58,500,000	59,289,138	(159,060)
Australian Dollar	10/05/2022	Deutsche Bank	35,380,000	22,628,987	(344,692)
Israeli Shekel	10/06/2022	Bank Of America Merrill Lynch	6,190,000	1,736,206	(1,875)
Australian Dollar	10/19/2022	Deutsche Bank	330,800,000	211,614,428	(9,482,738)
Brazilian Real	10/19/2022	Bank Of America Merrill Lynch	805,070,000	148,735,171	(6,171,331)
British Pound	10/19/2022	Bank Of America Merrill Lynch	236,580,000	264,280,600	(3,512,338)
Canadian Dollar	10/19/2022	Deutsche Bank	198,620,000	143,800,252	(5,032,499)
Chilean Peso	10/19/2022	Bank Of America Merrill Lynch	11,341,000,000	11,688,352	(157,973)
Euro	10/19/2022	Bank Of America Merrill Lynch	445,520,000	437,035,247	(6,447,898)
Indian Rupee	10/19/2022	Bank Of America Merrill Lynch	7,748,679,999	94,822,673	(1,982,726)
Israeli Shekel	10/19/2022	Bank Of America Merrill Lynch	41,440,000	11,637,215	(668,122)
Japanese Yen	10/19/2022	Bank Of America Merrill Lynch	58,961,999,994	407,979,480	(5,017,529)
Mexican Peso	10/19/2022	Bank Of America Merrill Lynch	9,367,769,999	463,841,066	1,768,356
New Zealand Dollar	10/19/2022	Deutsche Bank	267,650,000	149,732,298	(11,189,257)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy: (Continued)
Norwegian Krone	10/19/2022	Bank Of America Merrill Lynch	894,350,000	$82,154,170	$(4,095,034)
Polish Zloty	10/19/2022	Bank Of America Merrill Lynch	505,110,000	101,645,560	(4,548,055)
Singapore Dollar	10/19/2022	Bank Of America Merrill Lynch	39,260,000	27,339,605	(692,464)
South African Rand	10/19/2022	Bank Of America Merrill Lynch	1,523,080,000	84,037,545	(3,401,299)
South Korean Won	10/19/2022	Bank Of America Merrill Lynch	91,537,999,999	63,512,637	(2,457,331)
Swedish Krona	10/19/2022	Deutsche Bank	1,403,080,000	126,500,184	(2,566,885)
Swiss Franc	10/19/2022	Bank Of America Merrill Lynch	266,170,000	270,128,415	(5,166,107)
				$3,722,471,138	$(70,948,415)

To Sell:
British Pound	10/03/2022	Bank Of America Merrill Lynch	33,150,000	$37,018,839	$(339,690)
Canadian Dollar	10/03/2022	Deutsche Bank	42,790,000	30,981,204	129,262
Euro	10/03/2022	Bank Of America Merrill Lynch	59,410,000	58,216,560	(130,215)
Israeli Shekel	10/03/2022	Bank Of America Merrill Lynch	39,310,000	11,023,863	66,279
Japanese Yen	10/03/2022	Bank Of America Merrill Lynch	3,359,000,000	23,208,733	26,042
Mexican Peso	10/03/2022	Bank Of America Merrill Lynch	454,040,000	22,545,870	(53,499)
New Zealand Dollar	10/03/2022	Deutsche Bank	5,000,000	2,797,046	46,372
Norwegian Krone	10/03/2022	Bank Of America Merrill Lynch	122,970,000	11,294,439	129,498
Polish Zloty	10/03/2022	Bank Of America Merrill Lynch	32,430,000	6,542,132	(93,378)
South African Rand	10/03/2022	Bank Of America Merrill Lynch	182,280,000	10,071,331	43,716
Swedish Krona	10/03/2022	Deutsche Bank	57,320,000	5,164,373	(42,812)
Swiss Franc	10/03/2022	Bank Of America Merrill Lynch	5,810,000	5,888,375	32,018
Australian Dollar	10/04/2022	Deutsche Bank	19,310,000	12,350,495	162,462
British Pound	10/04/2022	Bank Of America Merrill Lynch	49,570,000	55,355,167	(265,679)
Euro	10/04/2022	Bank Of America Merrill Lynch	108,070,000	105,899,071	(213,754)
Japanese Yen	10/04/2022	Bank Of America Merrill Lynch	1,718,000,000	11,870,380	2,153
Mexican Peso	10/04/2022	Bank Of America Merrill Lynch	392,570,000	19,493,507	44,143
New Zealand Dollar	10/04/2022	Deutsche Bank	64,030,000	35,818,977	683,114
Norwegian Krone	10/04/2022	Bank Of America Merrill Lynch	230,580,000	21,178,104	181,369
Polish Zloty	10/04/2022	Bank Of America Merrill Lynch	3,610,000	728,248	2,172
Singapore Dollar	10/04/2022	Bank Of America Merrill Lynch	440,000	306,364	331
South African Rand	10/04/2022	Bank Of America Merrill Lynch	215,460,000	11,904,590	94,916
Swedish Krona	10/04/2022	Deutsche Bank	429,250,000	38,674,236	(97,892)
Swiss Franc	10/04/2022	Bank Of America Merrill Lynch	58,500,000	59,289,135	336,210
Australian Dollar	10/05/2022	Deutsche Bank	35,380,000	22,628,987	123,537
Israeli Shekel	10/06/2022	Bank Of America Merrill Lynch	6,190,000	1,736,207	10,306
Australian Dollar	10/19/2022	Deutsche Bank	583,050,000	372,980,023	14,760,100

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022 (Unaudited) (Continued)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell: (continued)
Brazilian Real	10/19/2022	Bank Of America Merrill Lynch	1,081,640,000	$199,830,958	$1,853,411
British Pound	10/19/2022	Bank Of America Merrill Lynch	236,580,000	264,280,597	4,892,421
Canadian Dollar	10/19/2022	Deutsche Bank	628,940,000	455,350,569	24,198,915
Chilean Peso	10/19/2022	Bank Of America Merrill Lynch	11,546,999,999	11,900,662	622,728
Euro	10/19/2022	Bank Of America Merrill Lynch	921,360,000	903,813,053	10,701,787
Indian Rupee	10/19/2022	Bank Of America Merrill Lynch	10,533,650,000	128,903,103	1,062,793
Israeli Shekel	10/19/2022	Bank Of America Merrill Lynch	142,270,000	39,952,383	1,000,348
Japanese Yen	10/19/2022	Bank Of America Merrill Lynch	106,651,999,986	737,963,897	14,131,730
Mexican Peso	10/19/2022	Bank Of America Merrill Lynch	4,062,619,999	201,158,865	178,137
New Zealand Dollar	10/19/2022	Deutsche Bank	658,100,000	368,162,993	22,642,156
Norwegian Krone	10/19/2022	Bank Of America Merrill Lynch	2,727,900,000	250,582,390	15,541,694
Polish Zloty	10/19/2022	Bank Of America Merrill Lynch	578,610,000	116,436,297	3,925,825
Singapore Dollar	10/19/2022	Bank Of America Merrill Lynch	117,560,000	81,865,614	1,439,545
South African Rand	10/19/2022	Bank Of America Merrill Lynch	1,523,080,000	84,037,545	1,776,069
South Korean Won	10/19/2022	Bank Of America Merrill Lynch	72,412,999,999	50,242,982	1,888,773
Swedish Krona	10/19/2022	Deutsche Bank	3,286,349,999	296,293,783	7,040,204
Swiss Franc	10/19/2022	Bank Of America Merrill Lynch	705,050,000	715,535,324	12,831,845
British Pound	11/16/2022	Bank Of America Merrill Lynch	46,360,000	51,808,562	(183,364)
				$5,953,085,833	$141,182,098

Total					$70,233,683

				Local Currency	Local Currency
		Settlement		Amount	Amount Purchased	U.S. Dollar Market	U.S. Dollar Market	Unrealized
Foreign Currency		Date	Counterparty	Purchased Sell	Sell	Value Buy	Value Sell	Appreciation/(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	10/19/2022	Bank Of America Merrill Lynch	106,410,000	1,092,693,004	104,383,462	(100,373,782)	$4,009,680
Euro	Polish Zloty	10/19/2022	Bank Of America Merrill Lynch	44,390,000	213,810,897	43,544,610	(43,026,134)	518,476
Euro	Swedish Krona	10/19/2022	Bank Of America Merrill Lynch	96,510,000	1,034,702,142	94,672,004	(93,287,634)	1,384,370
Norwegian Krone	Euro	10/19/2022	Bank Of America Merrill Lynch	1,658,630,211	162,100,000	152,360,250	(159,012,868)	(6,652,618)
Polish Zloty	Euro	10/19/2022	Bank Of America Merrill Lynch	255,624,839	53,780,000	51,440,537	(52,755,781)	(1,315,244)
Swedish Krona	Euro	10/19/2022	Bank Of America Merrill Lynch	1,438,486,951	132,990,000	129,692,441	(130,457,255)	(764,814)
				3,600,052,001	2,690,076,043	$576,093,304	$578,913,454	$(2,820,150)

Total								$(2,820,150)

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 2.8%
41,900	Raytheon Technologies Corporation	$3,429,934

	ASSET MANAGEMENT - 4.2%
23,000	LPL Financial Holdings, Inc.(a)	5,025,040

	BEVERAGES - 2.9%
15,500	Constellation Brands, Inc., Class A	3,560,040

	BIOTECH & PHARMA - 6.6%
73,850	AstraZeneca plc - ADR	4,049,934
90,550	Pfizer, Inc.	3,962,468
		8,012,402
	CHEMICALS - 6.2%
12,500	Albemarle Corporation	3,305,500
73,900	Corteva, Inc.	4,223,385
		7,528,885
	ELECTRICAL EQUIPMENT - 2.0%
37,000	Amphenol Corporation, Class A	2,477,520

	ENGINEERING & CONSTRUCTION - 5.4%
50,600	Quanta Services, Inc.(a)	6,445,934

	FOOD - 4.2%
22,700	Hershey Company (The)	5,004,669

	GAS & WATER UTILITIES - 2.5%
117,600	NiSource, Inc.	2,962,344

	HEALTH CARE FACILITIES & SERVICES - 10.0%
32,250	AmerisourceBergen Corporation	4,364,393
15,250	UnitedHealth Group, Inc.	7,701,860
		12,066,253
	INSURANCE - 5.8%
49,300	MetLife, Inc.	2,996,454

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSURANCE - 5.8% (Continued)
26,750	Travelers Companies, Inc. (The)	$4,098,100
		7,094,554
	OIL & GAS PRODUCERS - 7.7%
86,300	Devon Energy Corporation(a)	5,189,219
144,600	Williams Companies, Inc. (The)	4,139,898
		9,329,117
	RENEWABLE ENERGY - 3.5%
15,300	Enphase Energy, Inc.(b)	4,245,291

	RETAIL - DISCRETIONARY - 3.0%
62,300	Builders FirstSource, Inc.(a),(b)	3,670,716

	RETAIL REIT - 2.7%
173,300	Kimco Realty Corporation	3,190,453

	SEMICONDUCTORS - 7.7%
10,325	KLA Corporation	3,124,654
98,850	ON Semiconductor Corporation(a),(b)	6,161,320
		9,285,974
	SOFTWARE - 4.0%
16,025	Synopsys, Inc.(b)	4,895,798

	SPECIALTY REITS - 2.2%
61,700	Iron Mountain, Inc.(a)	2,712,949

	TECHNOLOGY HARDWARE - 2.9%
15,900	Motorola Solutions, Inc.	3,561,123

	TECHNOLOGY SERVICES - 4.2%
23,800	Booz Allen Hamilton Holding Corporation	2,197,930
7,125	FactSet Research Systems, Inc.	2,850,784
		5,048,714

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TELECOMMUNICATIONS - 3.5%
31,400	T-Mobile US, Inc.(a),(b)	$4,212,938

	TRANSPORTATION & LOGISTICS - 2.2%
13,500	Union Pacific Corporation	2,630,070

	WHOLESALE - CONSUMER STAPLES - 3.2%
54,850	Sysco Corporation	3,878,444

	TOTAL COMMON STOCKS (Cost $113,779,259)	120,269,162

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 22.0%
	COLLATERAL FOR SECURITIES LOANED - 22.0%
26,555,228	Mount Vernon Liquid Assets Portfolio, , 1.64% (Cost $26,555,228)(c),(d)	26,555,228

	TOTAL INVESTMENTS - 121.4% (Cost $140,334,487)	$146,824,390
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.4)%	(25,924,120)
	NET ASSETS - 100.0%	$120,900,270

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan. The total fair value of securities on loan at September 30, 2022 was $25,991,882.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares						Fair Value
	COMMON STOCK - 0.0% +
	SOFTWARE - 0.0% +
7,832	Avaya Holdings Corp.					$12,453
	TOTAL COMMON STOCK (Cost - $198,736)

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)		Maturity
	ASSET BACKED SECURITIES - 7.9%
	COLLATERALIZED LOAN OBLIGATIONS - 7.9%
500,000	Apidos CLO XX #	3 Month LIBOR + 5.700%	8.440	*	7/16/2031	392,949
500,000	Apidos CLO XXX #	3 Month LIBOR + 5.600%	8.340	*	10/18/2031	403,826
500,000	Apidos CLO XXXV #	3 Month LIBOR + 5.750%	8.460	*	4/20/2034	408,156
500,000	ARES LII CLO Ltd. #	3 Month LIBOR + 6.450%	9.209	*	4/22/2031	401,782
500,000	ARES XLVII CLO Ltd. #	3 Month LIBOR + 5.500%	8.012	*	4/15/2030	400,990
835,000	BlueMountain CLO 2015-4 Ltd. #	3 Month LIBOR + 2.950%	5.660	*	4/20/2030	696,539
500,000	BlueMountain CLO 2018-3 Ltd. #	3 Month LIBOR + 5.950%	8.733	*	10/25/2030	400,716
500,000	BlueMountain CLO XXII Ltd. #	3 Month LIBOR + 5.050%	7.562	*	7/15/2031	392,303
500,000	BlueMountain Fuji US CLO I Ltd. #	3 Month LIBOR + 6.000%	8.710	*	7/20/2029	422,523
500,000	BlueMountain Fuji US CLO III Ltd. #	3 Month LIBOR + 5.200%	7.712	*	1/15/2030	391,319
750,000	Burnham Park CLO Ltd. #	3 Month LIBOR + 5.400%	8.110	*	10/20/2029	613,591
500,000	Canyon CLO 2018-1 Ltd. #	3 Month LIBOR + 5.750%	8.262	*	7/15/2031	408,105
500,000	Carlyle Global Market Strategies CLO 2014-1 Ltd. #	3 Month LIBOR + 5.400%	8.140	*	4/17/2031	392,273
500,000	Carlyle Global Market Strategies CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	8.710	*	4/20/2031	408,873
500,000	CARLYLE US CLO 2017-5 Ltd. #	3 Month LIBOR + 5.300%	8.010	*	1/20/2030	394,704
500,000	Cook Park CLO Ltd. #	3 Month LIBOR + 5.400%	8.140	*	4/17/2030	399,770
500,000	Flatiron CLO 17 Ltd. #	3 Month LIBOR + 5.900%	8.805	*	5/15/2030	439,766
500,000	Galaxy XXI CLO Ltd. #	3 Month LIBOR + 5.250%	7.960	*	4/20/2031	418,022
500,000	Goldentree Loan Management US CLO 1 Ltd. #	3 Month LIBOR + 4.750%	7.460	*	1/20/2033	398,140
500,000	Goldentree Loan Management US ClO 2 Ltd. #	3 Month LIBOR + 4.700%	7.410	*	11/28/2030	409,426
750,000	Goldentree Loan Opportunities X Ltd. #	3 Month LIBOR + 5.650%	8.360	*	7/20/2031	640,613
250,000	Grippen Park CLO Ltd. #	3 Month LIBOR + 5.700%	8.410	*	1/20/2030	209,050
500,000	Highbridge Loan Management 7-2015 Ltd. #	3 Month LIBOR + 5.000%	7.905	*	3/15/2027	462,788
500,000	Jamestown CLO II Ltd. #	3 Month LIBOR + 5.450%	8.209	*	4/22/2030	404,575
500,000	KKR CLO 13 Ltd. #	3 Month LIBOR + 4.950%	7.690	*	1/16/2028	467,926
500,000	Magnetite XV Ltd. #	3 Month LIBOR + 5.200%	7.983	*	7/25/2031	411,500
500,000	Neuberger Berman CLO XVIII Ltd. #	3 Month LIBOR + 5.920%	8.652	*	10/21/2030	417,573
500,000	Octagon Investment Partners XXII Ltd. #	3 Month LIBOR + 5.450%	8.209	*	1/22/2030	406,042
500,000	Octagon Investment Partners XVII Ltd. #	3 Month LIBOR + 5.150%	7.933	*	1/25/2031	392,402
500,000	Octagon Investment Partners 18-R Ltd. #	3 Month LIBOR + 2.700%	5.440	*	4/16/2031	421,910
500,000	Octagon Investment Partners 26 Ltd. #	3 Month LIBOR + 5.400%	7.912	*	7/15/2030	396,489
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.400%	8.183	*	7/25/2030	410,626
500,000	OHA Credit Partners XV Ltd. #	3 Month LIBOR + 5.300%	8.010	*	1/20/2030	423,358
500,000	Palmer Square CLO 2018-2 #	3 Month LIBOR + 5.600%	8.340	*	7/16/2031	430,404
500,000	Regatta X Funding Ltd. #	3 Month LIBOR + 5.550%	8.290	*	1/17/2031	408,538
550,000	Regatta XI Funding Ltd. #	3 Month LIBOR + 5.500%	8.240	*	7/17/2031	455,406
500,000	RR 5 Ltd. #	3 Month LIBOR + 5.750%	8.262	*	10/15/2031	416,093
500,000	Wellfleet CLO 2015-1 Ltd. #	3 Month LIBOR + 7.050%	9.760	*	7/20/2029	419,632
500,000	Wellfleet CLO 2017-1 Ltd. #	3 Month LIBOR + 6.050%	8.760	*	4/20/2029	406,026
500,000	Wellfleet CLO 2018-2 Ltd. #	3 Month LIBOR + 6.070%	8.780	*	10/20/2031	403,586
500,000	Wellfleet CLO 2018-3 Ltd. #	3 Month LIBOR + 6.250%	8.960	*	1/20/2032	401,041
500,000	Wellfleet CLO X LTD #	3 Month LIBOR + 6.610%	9.320	*	7/20/2032	393,106
1,500,000	York CLO 1 Ltd. #	3 Month LIBOR + 5.580%	8.339	*	10/22/2029	1,319,931
	TOTAL ASSET BACKED SECURITIES (Cost - $21,895,187)					19,112,388

	CORPORATE BONDS - 2.0%
	CABLE & SATELLITE - 0.3%
27,000	CCO Holdings, LLC / CCO Holdings Capital Corporation #		6.375		9/1/2029	24,838
750,000	CCO Holdings, LLC / CCO Holdings Capital Corporation #		4.750		3/1/2030	610,282
						635,120
	INSURANCE- 0.1%
243,000	Alliant Holdings Intermediate LLC #		6.750		10/15/2027	209,940

	LEISURE FACILITIES & SERVICES - 0.7%
999,000	CDI Escrow Issuer, Inc. #		5.750		4/1/2030	874,035
1,000,000	New Red Finance, Inc. #		3.875		1/15/2028	871,895
						1,745,930
	REIT - 0.2%
700,000	SBA Communications Corporation		3.125		2/1/2029	564,518

	SOFTWARE- 0.0%
53,000	NortonLifeLock, Inc. #		6.750		9/30/2027	51,167
53,000	NortonLifeLock, Inc. #		7.125		9/30/2030	51,378
						102,545
	TECHNOLOGY SERVICES - 0.4%
1,030,000	MSCI, Inc. #		3.875		2/15/2031	869,309

	WHOLESALE - CONSUMER STAPLES - 0.3%
875,000	Performance Food Group, Inc. #		4.250		8/1/2029	730,249
	TOTAL CORPORATE BONDS (Cost - $5,230,641)					4,857,611

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)		Maturity	Fair Value
	CORPORATE BONDS - 2.0% (Continued)
	BANK LOANS - 79.1%
	ADVERTISING & MARKETING - 0.3%
675,000	ABG Intermediate Holdings 2, LLC	SOFRRATE + 6.000%	9.134	*	12/10/2029	$639,562

	AEROSPACE & DEFENSE - 1.4%
2,447,513	Dynasty Acquisition Co., Inc.	3 Month LIBOR + 3.500%	6.024	*	4/8/2026	2,266,751
1,316,637	Standard Aero Ltd.	3 Month LIBOR + 3.500%	6.024	*	4/8/2026	1,219,397
						3,486,148
	APPAREL & TEXTILE PRODUCTS - 0.1%
273,315	Crocs, Inc.	SOFRRATE + 3.500%	4.449	*	1/27/2029	258,112

	ASSET MANAGEMENT - 1.8%
2,850,921	Advisor Group Holdings, Inc.	1 Month LIBOR + 4.500%	7.024	*	7/31/2026	2,720,149
365,994	Edelman Financial Center LLC	1 Month LIBOR + 6.750%	9.274	*	7/20/2026	325,735
1,306,623	KPAE Finance Sub, Inc.	3 Month LIBOR + 3.500%	6.556	*	10/26/2027	1,242,377
1,240	Nexus Buyer LLC	1 Month LIBOR + 3.750%	6.274	*	11/8/2026	1,195
						4,289,456
	AUTOMOTIVE - 1.4%
3,462,663	First Brands Group LLC	SOFRRATE + 5.000%	8.368	*	3/24/2027	3,340,605

	BIOTECH - 1.3%
1,038,398	Curium Bidco Sarl Floating Rate	3 Month LIBOR + 4.250%	6.500	*	9/10/2027	987,776
2,200,000	Jazz Financing Lux Sarl	1 Month LIBOR + 3.500%	6.024	*	4/22/2028	2,130,656
						3,118,432
	BUSINESS AND DEVELOPMENT - 0.1%
245,000	Garda World Security Corp.	SOFRRATE + 4.250%	7.050	*	2/11/2029	228,870

	CABLE & SATELLITE - 1.0%
2,481,755	Directv Financing, LLC	1 Month LIBOR + 5.000%	7.524	*	7/22/2027	2,318,120

	CHEMICALS - 1.6%
1,344,336	Herens US Holdco Corp.	3 Month LIBOR +4.000%	6.250	*	4/30/2028	1,207,253
2,032,555	Olympus Water US Holdings Corp.	1 Month LIBOR + 3.750%	6.063	*	10/1/2028	1,860,428
117,705	Olympus Water US Holdings Corp.	SOFRRATE + 4.500%	6.654	*	11/9/2028	109,208
647,870	PQ Group Holdings, Inc.	1 Month LIBOR + 3.500%	5.803	*	4/30/2028	616,896
						3,793,785
	COMMERCIAL SUPPORT SERVICES - 5.7%
3,962,392	Allied Universal Holdco LLC	1 Month LIBOR + 3.750%	6.274	*	5/5/2028	3,494,335
725,000	Amentum Government Services Holdings LLC	3 Month LIBOR + 8.750%	11.000	*	1/31/2028	670,625
1,447,000	Amentum Government Services Holdings LLC	3 Month LIBOR + 4.000%	7.558	*	2/7/2029	1,385,502
1,086,225	AVSC Holding Corporation	6 Month LIBOR + 4.500%	8.644	*	9/26/2026	967,761
2,481,502	Conservice Midco LLC	1 Month LIBOR + 4.250%	6.774	*	5/7/2027	2,392,578
238,140	Creative Artists Agency LLC	1 Month LIBOR + 4.250%	6.774	*	5/4/2026	235,287
122,000	Creative Artists Agency, LLC	1 Month LIBOR + 4.250%	6.705	*	11/26/2026	120,932
2,228,490	Dispatch Terra Acquisition LLC	3 Month LIBOR + 4.250%	6.500	*	3/25/2028	1,838,504
2,100,000	Ensemble RCM, LLC	3 Month LIBOR + 3.750%	6.556	*	8/1/2026	2,054,073
736,875	Stiphout Finance LLC	1 Month LIBOR + 3.750%	6.274	*	10/26/2025	716,611
						13,876,208
	CONSUMER SERVICES - 1.2%
912,581	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	5.530	*	1/19/2025	845,278
2,481,061	Spin Holdco, Inc.	3 Month LIBOR + 4.000%	7.144	*	3/1/2028	2,186,435
						3,031,713
	CONTAINERS & PACKAGING - 1.1%
2,433,096	Mauser Packaging Solutions Holding Company	1 Month LIBOR + 3.250%	5.814	*	3/23/2024	2,276,477
465,808	Pretium PKG Holdings, Inc.	1 Month LIBOR + 4.000%	6.372	*	9/22/2028	419,926
						2,696,403
	ELECTRONICS - 0.5%
1,246,875	Motus Operations, LLC	3 Month LIBOR + 4.000%	6.524	*	11/3/2028	1,165,828

	ELECTRIC UTILITIES - 0.5%
1,214,785	Granite Generation LLC	3 Month LIBOR + 3.750%	6.274	*	11/7/2026	1,165,653

	ELECTRICAL EQUIPMENT - 0.3%
700,000	Brookfield WEC Holdings, Inc.	1 Month LIBOR + 3.750%	6.190	*	8/1/2025	684,579

	ENGINEERING & CONSTRUCTION - 0.1%
289,902	PowerTeam Services LLC	3 Month LIBOR + 7.250%	9.500	*	3/6/2026	172,202

	ENTERTAINMENT CONTENT - 1.4%
974,684	AP Core Holdings II, LLC	1 Month LIBOR + 5.500%	8.024	*	9/1/2027	906,456
2,500,000	AP Core Holdings II, LLC	1 Month LIBOR + 5.500%	8.024	*	9/1/2027	2,325,000
111,000	Univision Communications, Inc.	SOFRRATE + 4.250%	6.254	*	6/8/2029	108,502
						3,339,958

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)		Maturity	Fair Value
	BANK LOANS - 79.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 10.1%
6,781,312	Aveanna Healthcare LLC	1 Month LIBOR + 3.750%	6.802	*	6/30/2028	$548,015
220,243	Aveanna Healthcare LLC	1 Month LIBOR + 3.750%	6.802	*	6/30/2028	201,685
827,361	Bella Holding Co. LLC	1 Month LIBOR + 3.750%	6.274	*	4/1/2028	774,970
1,005,799	Cano Health, LLC	SOFRRATE + 4.000%	6.555	*	11/23/2027	978,140
36,613	Change Healthcare Holdings LLC	1 Month LIBOR + 2.500%	4.872	*	2/3/2024	36,547
1,068,690	Envision Healthcare Corp.	1 Month LIBOR + 4.250%	6.825	*	3/31/2027	496,941
1,879,688	Eyecare Partners LLC	3 Month LIBOR + 3.750%	6.000	*	2/5/2027	1,711,691
604,788	Eyecare Partners LLC	3 Month LIBOR + 3.750%	6.000	*	10/14/2028	566,989
75,000	Eyecare Partners LLC	3 Month LIBOR + 3.750%	7.621	*	11/1/2028	70,125
2,828,463	FC Compassus, LLC	6 Month LIBOR + 4.250%	7.127	*	12/31/2026	2,546,805
1,398,467	Heartland Dental LLC	1 Month LIBOR + 3.500%	6.024	*	4/19/2025	1,292,708
2,243,276	Legacy LifePoint Health, LLC	1 Month LIBOR + 3.750%	6.871	*	11/16/2025	2,091,451
3,049,270	MED ParentCo LP	1 Month LIBOR + 4.250%	6.774	*	8/2/2026	2,586,787
75,000	MED ParentCo LP	1 Month LIBOR + 8.250%	10.774	*	8/30/2027	65,062
3,561,674	Milano Acquisition Corporation	3 Month LIBOR + 4.000%	6.250	*	8/17/2027	3,403,180
3,134,183	National Mentor Holdings, Inc.	1 Month LIBOR + 3.750%	7.430	*	2/18/2028	2,258,571
87,656	National Mentor Holdings, Inc.	3 Month LIBOR + 3.750%	6.010	*	2/18/2028	63,167
1,326,925	One Call Medical Co.	3 Month LIBOR + 5.500%	8.313	*	4/8/2027	988,559
1,798,915	Upstream Newco, Inc.	SOFRRATE + 4.250%	6.820	*	11/20/2026	1,674,493
1,797,896	US Anesthesia Partners, Inc.	6 Month LIBOR + 4.250%	6.814	*	9/23/2028	1,693,878
711,512	WP CityMD Bidco LLC	6 Month LIBOR + 3.250%	5.500	*	11/18/2028	681,941
						24,731,705
	HOME & OFFICE PRODUCTS - 0.5%
1,235,715	Osmosis Debt Merger Sub, Inc.	SOFRRATE + 3.750%	6.345	*	6/17/2028	1,151,149

	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
1,266,724	Aretec Group, Inc.	1 Month LIBOR + 4.250%	6.805	*	10/1/2025	1,246,621
1,632,693	Armor Holdco, Inc.	3 Month LIBOR + 4.500%	6.750	*	10/29/2028	1,589,835
832,520	Ascensus Holdings, Inc.	3 Month LIBOR + 6.500%	8.813	*	8/2/2029	753,430
2,994,911	Deerfield Dakota Holding, LLC	SOFRRATE + 3.750%	6.205	*	3/6/2027	2,832,692
						6,422,578
	INSURANCE - 4.0%
915,531	Acrisure LLC	1 Month LIBOR + 3.500%	6.024	*	1/31/2027	839,615
104,738	AssuredPartners, Inc.	1 Month LIBOR + 3.500%	6.024	*	2/13/2027	418,570
1,088,826	AssuredPartners, Inc.	SOFRRATE + 3.500%	5.955	*	2/13/2027	99,403
600,000	AssuredPartners, Inc.	1 Month LIBOR + 3.500%	6.024		2/13/2027	1,033,024
2,411,000	Asurion LLC	1 Month LIBOR + 5.250%	7.774	*	1/29/2028	1,829,346
2,411,000	Asurion LLC	1 Month LIBOR + 4.000%	6.401	*	8/17/2028	235,297
275,000	Asurion LLC	1 Month LIBOR + 5.250%	7.774	*	1/14/2029	462,000
1,333,053	Hyperion Insurance	1 Month LIBOR + 3.250%	5.812	*	11/12/2027	1,273,692
1,485,296	OneDigital Borrower LLC	SOFRRATE + 4.250%	6.977	*	11/16/2027	1,388,752
4,749	Ryan Specialty Group LLC	SOFRRATE + 3.000%	5.555	*	7/23/2027	4,607
989,744	Sedgwick Claims Management Services, Inc.	1 Month LIBOR + 4.250%	6.774	*	9/3/2026	956,963
1,246,787	Sedgwick Claims Management Services, Inc.	1 Month LIBOR + 3.750%	6.274	*	9/3/2026	1,194,185
						9,735,454
	INTERNET MEDIA & SERVICES - 1.3%
2,740,914	MH Sub I LLC	1 Month LIBOR + 3.750%	6.274	*	9/15/2024	2,618,943
550,000	MH Sub I LLC	1 Month LIBOR + 6.250%	8.705	*	2/23/2029	519,294
						3,138,237
	LEISURE FACILITIES & SERVICES - 3.6%
1,883,719	AMC Entertainment Holdings, Inc.	1 Month LIBOR + 3.000%	5.756	*	4/22/2026	1,481,555
500,000	Bally’s Corporation	1 Month LIBOR + 3.250%	5.623	*	8/6/2028	452,950
2,169,185	Fertitta Entertainment, LLC/NV	SOFRRATE + 4.000%	6.455	*	1/13/2029	2,018,470
600,000	Fitness International LLC	3 Month LIBOR + 3.250%	5.774	*	4/18/2025	553,500
463	Motion Finco LLC	3 Month LIBOR + 3.250%	5.500	*	11/4/2026	424
705,155	NEP Group, Inc.		9.250	*	10/20/2025	657,557
1,257,470	Playa Resorts Holding BV	1 Month LIBOR + 2.750%	5.270	*	4/27/2024	1,215,638
2,479,241	Raptor Acquisition Corp.	3 Month LIBOR + 4.000%	7.602	*	11/1/2026	2,372,324
						8,752,418
	MACHINERY - 0.0%
121,829	Pro Mach Group, Inc.	1 Month LIBOR + 4.000%	7.115	*	8/13/2028	116,625

	OIL & GAS PRODUCERS - 1.5%
847,036	EG America LLC	3 Month LIBOR + 4.000%	6.250	*	2/5/2025	792,512
59,886	Energy & Exploration Partners LLC ^		0.000		12/31/2049	299
915,816	GIP III Stetson I LP	1 Month LIBOR + 4.250%	6.774	*	7/18/2025	879,472
1,500,000	M6 ETX Holdings II Midco, LLC	1 Month LIBOR + 4.500%	0.000	@	8/11/2029	1,475,160
550,000	Prairie ECI Acquiror LP	1 Month LIBOR + 4.750%	7.274	*	3/7/2026	516,255
						3,663,698
	PUBLISHING & BROADCASTING - 1.9%
3,348,200	Mav Acquisition Corporation	6 Month LIBOR + 4.750%	7.820	*	7/21/2028	3,096,047
1,577,120	Sinclair Television Group, Inc.	SOFRRATE + 3.750%	6.305	*	4/13/2029	1,495,630
						4,591,677

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)		Maturity	Fair Value
	BANK LOANS - 79.1% (Continued)
	RETAIL - DISCRETIONARY - 4.2%
1,698,547	Great Outdoors Group, LLC	1 Month LIBOR + 3.750%	6.865	*	3/5/2028	$1,575,403
1,113,868	LS Group OpCo AcquisItion LLC	6 Month LIBOR + 3.250%	6.580	*	11/2/2027	1,069,314
3,344,554	Mavis Tire Express Services Corp.	SOFRRATE + 4.000%	7.250	*	4/30/2028	3,148,078
1,727,050	Michaels Companies, Inc.	3 Month LIBOR + 4.250%	6.500	*	4/9/2028	1,398,910
2,161,082	PetSmart, Inc.	6 Month LIBOR + 3.750%	6.270	*	1/29/2028	2,052,585
1,080,457	Staples, Inc.	3 Month LIBOR + 5.000%	7.782	*	4/9/2026	952,714
						10,197,004
	SOFTWARE - 14.0%
17,413,189	Boxer Parent Co., Inc.	1 Month LIBOR + 3.750%	6.274	*	10/2/2025	1,654,923
1,644,873	Boxer Parent Co., Inc.	3 Month LIBOR + 5.500%	8.024	*	3/23/2026	1,536,928
2,482,911	Central Parent, Inc.	1 Month LIBOR + 4.500%	6.610	*	6/9/2029	2,397,710
2,900,000	Condor Merger Sub, Inc.	SOFRRATE + 4.000%	6.362	*	2/3/2029	2,652,978
2,760,311	Greeneden US Holdings II, LLC	1 Month LIBOR + 4.000%	6.524	*	10/8/2027	2,635,848
1,874,219	HS Purchaser LLC	SOFRRATE + 4.000%	6.559	*	11/30/2026	1,728,030
750,000	HS Purchaser LLC		9.305	*	11/19/2027	723,750
3,241,580	Hyland Software, Inc.	1 Month LIBOR + 3.500%	6.024	*	7/1/2024	3,147,380
600,000	Hyland Software, Inc.	1 Month LIBOR + 6.250%	8.774	*	7/10/2025	591,999
994,962	Idera, Inc.	1 Month LIBOR + 3.750%	6.320	*	3/2/2028	926,971
1,500,000	Imprivata, Inc.	1 Month LIBOR + 4.250%	6.709	*	12/1/2027	1,454,535
1,321,688	Mediaocean, LLC	1 Month LIBOR + 3.500%	6.024	*	12/9/2028	1,243,483
1,745,625	Mitchell International, Inc.	3 Month LIBOR + 3.750%	6.734	*	10/1/2028	1,586,773
475,000	Mitchell International, Inc.	1 Month LIBOR + 6.500%	9.570	*	10/1/2029	445,906
995,000	Project Sky Merger Sub, Inc.	1 Month LIBOR + 3.750%	6.274	*	8/10/2028	878,088
1,235,398	Project Sky Merger Sub, Inc.	1 Month LIBOR + 6.000%	8.524	*	8/10/2029	1,050,088
76,587	Quasar Intermediate Holdings Ltd.	SOFRRATE + 4.250%	6.977	*	1/20/2029	57,057
3,259,952	Solera LLC	1 Month LIBOR + 4.000%	6.524	*	6/4/2028	3,016,825
1,000,000	TIBCO Software, Inc.	1 Month LIBOR + 3.750%	6.280	*	7/3/2026	998,250
1,000,000	TIBCO Software, Inc.	1 Month LIBOR + 7.250%	9.780	*	3/4/2028	998,125
1,738,880	UKG, Inc.	3 Month LIBOR + 5.250%	7.535	*	5/3/2027	1,653,388
763,838	Ultimate Software Group, Inc.	3 Month LIBOR + 3.750%	6.274	*	4/8/2026	730,420
1,931,506	Weld North Education LLC	1 Month LIBOR + 3.750%	6.274	*	12/17/2027	1,872,750
						33,982,205
	SPECIALTY FINANCE - 0.8%
2,017,658	Orion Advisor Solutions, Inc.	3 Month LIBOR + 3.750%	6.556	*	9/24/2027	1,910,046

	TECHNOLOGY HARDWARE - 0.7%
1,004,446	Atlas CC Acquisition Corporation	1 Month LIBOR + 4.250%	7.320	*	4/29/2028	884,164
204,294	Atlas CC Acquisition Corporation	1 Month LIBOR + 4.250%	7.320	*	4/29/2028	179,830
713,500	VeriFone Systems, Inc.	3 Month LIBOR + 4.000%	6.997	*	8/20/2025	643,266
						1,707,260

	TECHNOLOGY SERVICES - 7.5%
923,922	Acuris Finance US, Inc.	SOFRRATE + 4.000%	6.204	*	2/4/2028	887,889
290,970	Blackhawk Network Holdings, Inc.	1 Month LIBOR + 7.000%	9.500	*	5/22/2026	275,694
2,302,486	Ensono Holdings, LLC	1 Month LIBOR + 4.000%	6.524	*	5/20/2028	2,026,188
748,111	ION Trading Finance Ltd.	3 Month LIBOR + 4.750%	7.000	*	3/26/2028	696,491
2,471,325	MPH Acquisition Holdings LLC	3 Month LIBOR + 4.250%	7.320	*	8/17/2028	2,291,005
3,174,069	Netsmart, Inc.	1 Month LIBOR + 4.000%	6.524	*	10/1/2027	3,037,853
2,163,886	Peraton Corp.	1 Month LIBOR + 3.750%	6.274	*	2/24/2028	2,056,504
242,702	Peraton Corp.	1 Month LIBOR + 7.750%	10.568	*	2/1/2029	230,872
902,527	Sabre GLBL, Inc.	1 Month LIBOR + 5.000%	7.555	*	6/30/2028	838,222
1,710,819	Sitel Worldwide Corporation	3 Month LIBOR + 3.750%	6.010	*	7/29/2028	1,661,368
2,884,817	TierPoint, LLC	1 Month LIBOR + 3.750%	6.274	*	5/1/2026	2,741,787
1,440,832	Verscend Holding Corp.	1 Month LIBOR + 4.000%	6.524	*	8/27/2025	1,401,209
						18,145,082
	TELECOMMUNICATIONS - 2.3%
1,976,283	CCI Buyer, Inc.	SOFRRATE + 4.000%	6.054	*	12/12/2027	1,868,081
2,515,017	Metronet Systems Holdings LLC	SOFRRATE + 3.750%	6.614	*	5/26/2028	2,371,976
1,637,625	Xplornet Communications, Inc.	1 Month LIBOR + 4.000%	6.524	*	9/30/2028	1,449,503
						5,689,560
	TRANSPORTATION & LOGISTICS - 3.2%
2,000,000	AAdvantage Loyalty IP Ltd.	3 Month LIBOR + 4.750%	7.460	*	3/10/2028	1,943,000
1,075,000	Brown Group Holding, LLC	SOFRRATE + 3.750%	6.205	*	6/8/2029	1,044,986
66,000	KKR Apple Bidco, LLC	1 Month LIBOR + 4.000%	7.064	*	9/23/2028	64,886
500,000	KKR Apple Bidco, LLC	1 Month LIBOR + 5.750%	8.274	*	7/13/2029	480,833
2,595,018	United Airlines, Inc.	1 Month LIBOR + 3.750%	6.533	*	4/14/2028	2,487,792
2,009,798	WestJet Airlines Ltd.	3 Month LIBOR + 3.000%	5.993	*	10/8/2026	1,781,435
						7,802,932

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)		Maturity	Fair Value
	BANK LOANS - 79.1% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.1%
1,243,523	H-Food Holdings, LLC	1 Month LIBOR + 3.690%	6.211	*	5/17/2025	$980,518
1,489,711	H-Food Holdings, LLC	1 Month LIBOR + 4.000%	6.524	*	5/31/2025	1,200,461
565,321	Quirch Foods Holdings LLC	SOFRRATE + 4.500%	7.074	*	10/27/2027	530,695
						2,711,674

	TOTAL BANK LOANS (Cost - $206,902,797)					192,054,938

	SHORT-TERM INVESTMENT - 5.2%
	MONEY MARKET - 5.2%
12,697,020	First American Government Obligations Fund - Class U, 2.79%**					12,697,020
	TOTAL SHORT-TERM INVESTMENT (Cost - $12,697,020)

	TOTAL INVESTMENTS - 94.2% (Cost - $246,924,381)					$228,734,410
	OTHER ASSETS LESS LIABILITIES - 5.8%					14,004,865
	NET ASSETS - 100.0%					$242,739,275

*	Variable rate; rate shown represents the rate on September 30, 2022.

**	Rate disclosed is the seven day effective yield as of September 30, 2022.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2022, these securities amounted to $23,405,481 or 9.6% of net assets.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

@	Security has not settled. Interest rate will be set at settlement.

+	Round to less than 0.1%

LLC - Limited Liability Company.

LP - Limited Partnership.

REIT - Real Estate Investment Trust

SOFRRATE - Secured Overnight Financing Rate

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares				Fair Value
	COMMON STOCKS — 1.3%
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
17,102	PHI Group, Inc. (Cost $418,742)			$218,051

		Coupon
		Rate (%)	Maturity
	PREFERRED STOCKS — 2.8%
	LEISURE FACILITIES & SERVICES — 2.8%
25,352	FAT Brands, Inc. (b) (Cost $563,439)	8.2500	12/31/49	455,575

Principal
Amount ($)
	CONVERTIBLE BONDS — 14.7%
	ASSET MANAGEMENT — 4.5%
850,000	WisdomTree Investments, Inc. (b)	3.2500	06/15/26	762,025

	AUTOMOTIVE — 4.6%
1,000,000	NIO, Inc.	0.5000	02/01/27	755,500

	INTERNET MEDIA & SERVICES — 2.9%
1,000,000	fuboTV, Inc.	3.2500	02/15/26	485,500

	SPECIALTY FINANCE — 2.6%
500,000	EZCORP, Inc.	2.3750	05/01/25	429,750

	TOTAL CONVERTIBLE BONDS (Cost $3,016,577)			2,432,775

	CORPORATE BONDS — 77.2%
	ASSET MANAGEMENT — 4.6%
850,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	747,826

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 77.2% (Continued)
	AUTOMOTIVE — 4.0%
874,000	American Axle & Manufacturing, Inc. (b)	5.0000	10/01/29	$663,130

	CHEMICALS — 5.2%
973,000	Rayonier AM Products, Inc.(b)(c)	7.6250	01/15/26	858,648

	HOME CONSTRUCTION — 4.0%
844,000	Beazer Homes USA, Inc. (b)	5.8750	10/15/27	653,513

	INTERNET MEDIA & SERVICES — 4.6%
755,000	Uber Technologies, Inc.(c)	8.0000	11/01/26	758,900

	MACHINERY — 5.3%
954,000	Titan International, Inc.	7.0000	04/30/28	877,556

	METALS & MINING — 5.7%
865,000	Coeur Mining, Inc.(b) (c)	5.1250	02/15/29	655,354
300,000	Hecla Mining Company	7.2500	02/15/28	278,906
				934,260
	OIL & GAS PRODUCERS — 3.9%
325,000	Occidental Petroleum Corporation	6.6000	03/15/46	335,499
316,000	PBF Logistics, L.P. / PBF Logistics Finance	6.8750	05/15/23	315,703
				651,202
	OIL & GAS SERVICES & EQUIPMENT — 6.4%
593,000	Transocean, Inc.(c)	11.5000	01/30/27	550,663
1,017,000	Transocean, Inc.(b)	6.8000	03/15/38	505,408
				1,056,071
	REAL ESTATE INVESTMENT TRUSTS — 6.6%
900,000	CoreCivic, Inc. (b)	4.7500	10/15/27	727,641
447,000	Service Properties Trust	5.2500	02/15/26	356,771
				1,084,412
	REAL ESTATE OWNERS & DEVELOPERS — 3.7%
840,000	Howard Hughes Corporation (The)(c)	4.3750	02/01/31	604,682

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 77.2% (Continued)
	RETAIL - CONSUMER STAPLES — 4.2%
983,000	Rite Aid Corporation(c)	8.0000	11/15/26	$701,476

	RETAIL - DISCRETIONARY — 9.9%
1,170,000	BATH & BODY WORKS INC	6.7500	07/01/36	965,981
1,065,000	Bed Bath & Beyond, Inc.	5.1650	08/01/44	161,606
825,000	Nordstrom, Inc.	5.0000	01/15/44	511,624
				1,639,211
	SPECIALTY FINANCE — 4.4%
836,000	Enova International, Inc.(c)	8.5000	09/15/25	734,058

	STEEL — 4.8%
966,000	United States Steel Corporation	6.6500	06/01/37	794,493

	TECHNOLOGY HARDWARE — 0%(b)
8,669,000	ENERGY CONVERSION DEVICES INC (a),(c),(e),(f),(g)	0.0000	12/15/49	0

	TOTAL CORPORATE BONDS (Cost $18,734,752)			12,759,438

Shares
	WARRANT — 1.0%
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
14,310	PHI Group, Inc. (a),(g) (Cost $350,379)			163,134

	COLLATERAL FOR SECURITIES LOANED – 17.4%
2,881,770	Mount Vernon Prime Portfolio, 3.18% (h),(i) (Cost $2,881,770)			2,881,770

	TOTAL INVESTMENTS – 114.4% (Cost $25,965,659)			$18,910,743
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.4)%			(2,385,013)
	NET ASSETS - 100.0%			$16,525,730

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

(a)	Non-income producing security

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,836,604 at September 30, 2022.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is 4,863,781 or 29.4% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Illiquid security. The total fair value of these securities as of September 30, 2022 was $0, representing 0% of net assets.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $163,134 or 1.0% of net assets.

(h)	Rate disclosed is the seven day effective yield as of September 30, 2022.

(i)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	CLOSED END FUNDS — 2.2%
	MIXED ALLOCATION - 2.2%
28,217	NexPoint Diversified Real Estate Trust (Cost $322,855)	$354,123

	COMMON STOCKS — 37.8%
	ASSET MANAGEMENT - 13.0%
3,300	Apollo Global Management, Inc.	153,450
37,930	Compass Diversified Holdings	685,015
116,675	PennantPark Investment Corporation	637,046
31,103	Sculptor Capital Management, Inc.	274,951
42,466	SuRo Capital Corporation	164,343
49,500	US Global Investors, Inc., Class A	142,065
		2,056,870
	AUTOMOTIVE - 0.4%
6,200	Ford Motor Company	69,440

	BUSINESS DEVELOPMENT COMPANIES - 4.3%
109,809	Prospect Capital Corporation(b)	680,816

	ENTERTAINMENT CONTENT - 0.2%
3,386	Warner Bros Discovery, Inc.(a)	38,939

	FOOD - 1.1%
5,284	Kraft Heinz Company (The)	176,221

	HEALTH CARE FACILITIES & SERVICES – 1.0%
1,225	Quest Diagnostics, Inc.(b)	150,295

	HOME CONSTRUCTION - 2.0%
4,665	DR Horton, Inc.(b)	314,188

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.8% (Continued)
	INDUSTRIAL REIT - 1.3%
2,390	Innovative Industrial Properties, Inc.(b)	$211,515

	OIL & GAS PRODUCERS - 3.7%
1,491	Chevron Corporation(b)	214,212
4,177	Exxon Mobil Corporation	364,694
		578,906
	REAL ESTATE INVESTMENT TRUSTS - 2.4%
15,250	Americold Realty Trust, Inc.(b)	375,150

	TECHNOLOGY HARDWARE - 2.5%
8,890	HP, Inc.	221,539
47,154	Pitney Bowes, Inc.	109,869
4,612	Xerox Holdings Corporation(b)	60,325
		391,733
	TECHNOLOGY SERVICES - 1.6%
2,161	International Business Machines Corporation	256,748
432	Kyndryl Holdings, Inc.(a)	3,573
		260,321
	TELECOMMUNICATIONS - 1.8%
14,000	AT&T, Inc.	214,760
2,050	Verizon Communications, Inc.	77,839
		292,599
	TRANSPORTATION & LOGISTICS - 2.5%
26,000	AFC Gamma, Inc.	397,800

	TOTAL COMMON STOCKS (Cost $9,149,496)	5,994,793

	PREFERRED STOCKS — 0%(g)
	ASSET MANAGEMENT — 0%(g)
1,389	Pershing Square Tontine Holdings Ltd.(d),(e),(f)	0

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 12.9%
	AUTOMOTIVE — 3.3%
700,000	NIO, Inc.	0.5000	02/01/27	$528,850

	INTERNET MEDIA & SERVICES — 5.7%
662,000	fuboTV, Inc.	3.2500	02/15/26	321,401
618,000	Hello Group, Inc.	1.2500	07/01/25	580,151
				901,552
	SPECIALTY FINANCE —3.9%
717,000	EZCORP, Inc.	2.3750	05/01/25	616,262

	TOTAL CONVERTIBLE BONDS (Cost $2,429,551)			2,046,664

	CORPORATE BONDS — 45.1%
	AUTOMOTIVE — 3.1%
639,000	American Axle & Manufacturing, Inc.(b)	5.0000	10/01/29	484,828

	HOME CONSTRUCTION —3. 1%
635,000	Beazer Homes USA, Inc.(b)	5.8750	10/15/27	491,684

	INTERNET MEDIA & SERVICES — 2.1%
332,000	Uber Technologies, Inc.(c)	8.0000	11/01/26	333,715

	MACHINERY — 4.0%
687,000	Titan International, Inc.	7.0000	04/30/28	631,951

	METALS & MINING — 2.6%
534,000	Coeur Mining, Inc.(b)(c)	5.1250	02/15/29	404,577

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.1% (Continued)
	OIL & GAS PRODUCERS —6.5%
350,000	Occidental Petroleum Corporation	6.6000	03/15/46	$361,307
671,000	PBF Logistics, L.P. / PBF Logistics Finance	6.8750	05/15/23	670,369
				1,031,676
	OIL & GAS SERVICES & EQUIPMENT —9. 7%
1,154,000	Transocean, Inc.(c)	11.5000	01/30/27	1,071,609
953,000	Transocean, Inc.	6.8000	03/15/38	473,603
				1,545,212
	REAL ESTATE INVESTMENT TRUSTS —5. 6%
778,000	CoreCivic, Inc.(b)	4.7500	10/15/27	629,005
332,000	Service Properties Trust	5.2500	02/15/26	264,984
				893,989
	REAL ESTATE OWNERS & DEVELOPERS — 2.0%
445,000	Howard Hughes Corporation (The)(c)	4.3750	02/01/31	320,338

	RETAIL - DISCRETIONARY — 2.8%
411,000	BATH & BODY WORKS INC	6.7500	07/01/36	339,332
373,000	Bed Bath & Beyond, Inc.	5.1650	08/01/44	56,600
74,000	Kohl’s Corporation	5.5500	07/17/45	44,414
				440,346
	SPECIALTY FINANCE — 3.6%
647,000	Enova International, Inc.(b) (c)	8.5000	09/15/25	568,105

	TECHNOLOGY HARDWARE —0.0%(g)
5,543,000	EnergyConversion Devices , Inc.(c),(d),(e),(f)	0.0000	12/15/49	0

	TOTAL CORPORATE BONDS (Cost $10,108,308)			7,146,421

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED – 19.8%
3,143,966	Mount Vernon Prime Portfolio, 3.18% (h)(i)(Cost $ 3,143,966)	$3,143,966

	TOTAL INVESTMENTS – 117.8% (Cost $25,154,176)	$18,685,967
	LIABILITIESIN EXCESS OF OTHER ASSETS - (17.8)%	(2,828,306)
	NET ASSETS - 100.0%	$15,857,661

LTD - Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,092,124 at September 30, 2022.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is 2,698,344 or 17.0% of net assets.

(d)	The security is illiquid; total illiquid securities represent 0.0% of net assets

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of September 30, 2022.

(i)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST INTEREST RATE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 113.8%
	AGENCY CMBS — 4.0%
97,533	Fannie Mae-Aces 2006-M2 A2A(a)		5.2710	10/25/32	$95,755
18,886	Freddie Mac Multifamily Structured Pass Through K095 A1		2.6300	11/25/28	17,750
10,464	Government National Mortgage Association 2019-2 A		3.1500	08/16/51	10,295
					123,800
	COLLATERALIZED MORTGAGE OBLIGATIONS — 109.8%
28,203	Banc of America Funding 2004-1 Trust(b)		0.0000	03/25/34	19,954
372,981	Fannie Mae Interest Strip 359 18(c)		6.0000	07/25/35	73,547
87,766	Fannie Mae Interest Strip 383 46(c)		6.0000	04/25/38	20,263
7,898	Fannie Mae Interest Strip 383 89(c),(d)		7.5000	09/25/37	1,694
164,144	Fannie Mae Interest Strip 385 6(c)		5.0000	01/25/38	33,043
302,936	Fannie Mae Interest Strip 402 7(c)		4.5000	11/25/39	71,125
143,897	Fannie Mae Interest Strip 407 8(c)		5.0000	03/25/41	30,461
454,324	Fannie Mae Interest Strip 409 C22(c)		4.5000	11/25/39	93,301
220,464	Fannie Mae Interest Strip 413 80(c),(d)		4.0000	07/25/32	26,096
305,447	Fannie Mae REMIC Trust 2004-W10 PO(b)		0.0000	08/25/34	267,070
6,870,915	Fannie Mae REMIC Trust 2004-W4 IO1(c),(d)		0.0880	06/25/34	17,177
64,744	Fannie Mae REMIC Trust 2005-W2 PO(b)		0.0000	05/25/35	56,954
12,903,405	Fannie Mae REMICS 2002-33 IO(c),(d)		0.2800	06/25/28	73,124
16,777	Fannie Mae REMICS 2002-40 SK(a),(c)	US0001M + 8.000%	4.9160	09/25/23	275
252,863	Fannie Mae REMICS 2002-90 DS(a),(c),	US0001M + 7.000%	3.9160	09/25/32	26,106
384,426	Fannie Mae REMICS 2003-2 S(a),(c)	US0001M + 7.750%	4.6660	02/25/33	51,225
125,973	Fannie Mae REMICS 2003-33 IA(c)		6.5000	05/25/33	22,871
744,863	Fannie Mae REMICS 2003-48 SI(a),(c)	US0001M + 8.250%	5.1660	06/25/33	105,574
136,181	Fannie Mae REMICS 2004-17 ST(a),(c)	US0001M + 7.600%	4.5160	04/25/34	15,624
10,251	Fannie Mae REMICS 2004-51 SY(a)	US0001M + 14.240%	8.0720	07/25/34	9,584
363,445	Fannie Mae REMICS 2004-70 XJ(c),(d)		5.0000	10/25/34	64,347
339,097	Fannie Mae REMICS 2004-72 BS(a),(c)	US0001M + 6.500%	3.4160	09/25/34	21,578
497,149	Fannie Mae REMICS 2005-89 S(a),(c)	US0001M + 6.700%	3.6160	10/25/35	40,324
259,265	Fannie Mae REMICS 2005-93 SI(a),(c)	US0001M + 6.100%	3.0160	10/25/35	21,436
201,744	Fannie Mae REMICS 2007-44 SA(a),(c)	US0001M + 6.780%	3.6960	05/25/37	24,010
238,484	Fannie Mae REMICS 2007-60 AX(a),(c)	US0001M + 7.150%	4.0660	07/25/37	32,081
831,927	Fannie Mae REMICS 2010-52 S(a),(c)	US0001M + 6.350%	3.2660	05/25/40	70,571
563,720	Fannie Mae REMICS 2010-58 SA(a),(c)	US0001M + 6.450%	3.3660	06/25/40	52,956

CATALYST INTEREST RATE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 113.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 109.8% (Continued)
128,454	Fannie Mae REMICS 2011-127 TE(a),(c)	US0001M + 6.45%	4.5000	12/25/41	$22,903
49,957	Fannie Mae REMICS 2012-106 SA(a),(c)	US0001M + 6.160%	3.0760	10/25/42	4,273
679,856	Fannie Mae REMICS 2012-98 WS(a),(c)	US0001M + 6.550%	3.4660	09/25/42	87,714
202,902	Fannie Mae REMICS 2013-10 JS(a),(c)	US0001M + 6.150%	3.0660	02/25/43	22,076
214,709	Fannie Mae REMICS 2016-78 CS(a),(c)	US0001M + 6.100%	3.0160	05/25/39	16,172
88,695	Fannie Mae Trust 2005-W3 2AF(a)	US0001M + 0.220%	3.3040	03/25/45	88,494
187,462	Freddie Mac REMICS 2470 SR(a),(c)	US0001M + 8.000%	5.1820	12/15/31	18,378
222,563	Freddie Mac REMICS 2479 SA(a),(c)	US0001M + 8.100%	5.2820	08/15/32	12,468
38,329	Freddie Mac REMICS 3034 LA		5.0000	09/15/35	38,235
856,024	Freddie Mac REMICS 3055 CS(a),(c)	US0001M + 6.590%	3.7720	10/15/35	80,542
482,467	Freddie Mac REMICS 3147 LS(a),(c)	US0001M + 6.650%	3.8320	04/15/36	50,181
473,575	Freddie Mac REMICS 3218 AS(a),(c)	US0001M + 6.580%	3.7620	09/15/36	48,811
374,834	Freddie Mac REMICS 3347 SY(a),(c)	US0001M + 6.500%	3.6820	02/15/36	36,911
652,904	Freddie Mac REMICS 3365 SC(a),(c)	US0001M + 6.000%	3.1820	02/15/36	52,146
386,618	Freddie Mac REMICS 3424 XI(a),(c)	US0001M + 6.570%	3.7520	05/15/36	28,944
905,209	Freddie Mac REMICS 3428 SL(a),(c)	US0001M + 6.060%	3.2420	07/15/36	76,002
440,027	Freddie Mac REMICS 3457 SB(a),(c)	US0001M + 5.950%	3.1320	12/15/36	35,009
58,818	Freddie Mac REMICS 3820 HI(c)		4.5000	05/15/40	2,131
11,552	Freddie Mac REMICS 3967 AI(c)		5.0000	03/15/41	225
175,614	Freddie Mac REMICS 3997 SK(a),(c)	US0001M + 6.600%	3.7820	11/15/41	9,908
150,705	Freddie Mac REMICS 4001 MY(c)		4.0000	08/15/40	10,486
212,036	Freddie Mac REMICS 4185 ES(a)	US0001M + 6.000%	1.7730	03/15/43	142,901
389,997	Freddie Mac REMICS 4320 SD(a),(c)	US0001M + 6.100%	3.2820	07/15/39	30,217
2,018,936	Freddie Mac REMICS 4603 KI(a),(c)	US0001M + 1.295%	0.1880	01/15/43	34,499
6,092,239	Freddie Mac REMICS 4605 KI(a),(c)	US0001M + 1.170%	0.1700	08/15/43	20,413
1,077,817	Freddie Mac REMICS 4995 KI(c)		5.5000	12/25/43	210,169
166,000	Freddie Mac REMICS 5135 ML		2.5000	08/25/51	108,500
780,830	Freddie Mac Strips 240 S16(a),(c)	US0001M + 6.500%	3.6820	07/15/36	94,861
507,540	Freddie Mac Strips 240 S30(a),(c)	US0001M + 7.700%	4.8820	07/15/36	70,984
254,157	Freddie Mac Strips 242 S54(a),(c)	US0001M + 8.600%	5.7820	11/15/36	60,112
106,817	Freddie Mac Strips 244 S14(a),(c)	US0001M + 6.600%	3.7820	12/15/36	8,587

CATALYST INTEREST RATE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 113.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 109.8% (Continued)
30,844	Government National Mortgage Association 2014-131 BW(d)		3.0410	05/20/41	$30,940
9,482	Government National Mortgage Association 2015-10 SL(a)	US0001M + 4.100%	1.0860	02/20/42	6,337
1,834,567	Government National Mortgage Association 2016-17 GI(a),(c)	US0001M + 2.625%	0.3810	08/20/45	31,784
234,189	Government National Mortgage Association 2018-67 SC(a),(c)	US0001M + 6.200%	3.1860	05/20/48	19,863
1,375,237	Government National Mortgage Association 2021-154 GI(c)		2.5000	09/20/51	140,920
76,896	Government National Mortgage Association 2021-176 EZ		3.0000	10/20/51	41,285
14,897,885	Government National Mortgage Association 2021-87 SA(a),(c)	SOFR30A + 3.200%	0.9160	05/20/51	228,611
					3,365,363
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,189,841)				3,489,163

	U.S. GOVERNMENT & AGENCIES — 0.0%(e)
	AGENCY FIXED RATE — 0.0%(e)
4	Freddie Mac Gold Pool G60687 (Cost$5)		8.5000	05/01/31	4

	TOTAL INVESTMENTS -113.8% (Cost $5,189, 846)				$3,489,167
	LIABILITIES IN EXCESS OF OTHER ASSETS -(13.8)%				(421,831)
	NET ASSETS -100.0%				$3,067,336

REMIC - Real Estate Mortgage Investment Conduit

SOFR30A United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M ICE LIBOR USD 1 Month

(a)	Variable rate security; the rate shown represents the rate on September 30, 2022.

(b)	Zero coupon bond.

(c)	Interest only securities.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Percentage rounds to less than 0.1%.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 100.2%
	FIXED INCOME - 100.2%
278,764	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF					$13,737,490
309,165	PGIM Ultra Short Bond ETF(a)					15,173,818
226,723	Vanguard Short-Term Corporate Bond ETF					16,840,985
						45,752,293

	TOTAL EXCHANGE-TRADED FUNDS (Cost $49,083,332)					45,752,293

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 16.3%
	CALL OPTIONS PURCHASED - 2.6%
198	SPDR S&P 500 ETF Trust	FCS	12/16/2022	$425	$7,072,164	$14,850
170	SPDR S&P 500 ETF Trust	FCS	01/20/2023	430	6,072,060	20,740
25	SPDR S&P 500 ETF Trust	FCS	01/20/2023	445	892,950	1,425
125	SPDR S&P 500 ETF Trust	FCS	03/17/2023	430	4,464,750	36,750
25	SPDR S&P 500 ETF Trust	FCS	03/17/2023	435	892,950	6,250
120	SPDR S&P 500 ETF Trust	FCS	03/17/2023	440	4,286,160	23,640
50	SPDR S&P 500 ETF Trust	FCS	03/17/2023	445	1,785,900	7,850
250	SPDR S&P 500 ETF Trust	FCS	06/16/2023	365	8,929,500	783,750
45	SPDR S&P 500 ETF Trust	FCS	06/16/2023	400	1,607,310	66,870
70	SPDR S&P 500 ETF Trust	FCS	06/16/2023	410	2,500,260	84,350
125	SPDR S&P 500 ETF Trust	FCS	09/15/2023	415	4,464,750	194,125
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,725,626)					1,240,600

	PUT OPTIONS PURCHASED - 13.7%
198	SPDR S&P 500 ETF Trust	FCS	12/16/2022	415	7,072,164	1,148,400
120	SPDR S&P 500 ETF Trust	FCS	01/20/2023	415	4,286,160	703,200
75	SPDR S&P 500 ETF Trust	FCS	01/20/2023	425	2,678,850	509,175
320	SPDR S&P 500 ETF Trust	FCS	03/17/2023	415	11,429,760	1,828,480
45	SPDR S&P 500 ETF Trust	FCS	06/16/2023	370	1,607,310	151,110
30	SPDR S&P 500 ETF Trust	FCS	06/16/2023	375	1,071,540	104,760
250	SPDR S&P 500 ETF Trust	FCS	06/16/2023	380	8,929,500	961,500
70	SPDR S&P 500 ETF Trust	FCS	06/16/2023	390	2,500,260	307,790
125	SPDR S&P 500 ETF Trust	FCS	09/15/2023	385	4,464,750	556,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,113,830)					6,270,665

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $6,839,456)					7,511,265

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

						Fair Value

TOTAL INVESTMENTS - 116.5% (Cost $55,922,788)						$53,263,558
CALL OPTIONS WRITTEN - (0.4)% (Proceeds - $2,166,628)						(228,665)
PUT OPTIONS WRITTEN - (16.5)% (Proceeds - $4,984,649)						(7,537,438)
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%						162,563
NET ASSETS - 100.0%						$45,660,018

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (16.9)%
	CALL OPTIONS WRITTEN- (0.4)%
198	SPDR S&P 500 ETF Trust	FCS	12/16/2022	$490	$7,072,164	$990
195	SPDR S&P 500 ETF Trust	FCS	01/20/2023	500	6,965,010	1,170
100	SPDR S&P 500 ETF Trust	FCS	03/17/2023	470	3,571,800	5,500
95	SPDR S&P 500 ETF Trust	FCS	03/17/2023	475	3,393,210	4,180
125	SPDR S&P 500 ETF Trust	FCS	03/17/2023	480	4,464,750	4,500
30	SPDR S&P 500 ETF Trust	FCS	06/16/2023	405	1,071,540	39,900
20	SPDR S&P 500 ETF Trust	FCS	06/16/2023	445	714,360	9,260
125	SPDR S&P 500 ETF Trust	FCS	06/16/2023	450	4,464,750	44,375
190	SPDR S&P 500 ETF Trust	FCS	06/16/2023	455	6,786,420	60,040
125	SPDR S&P 500 ETF Trust	FCS	09/15/2023	460	4,464,750	58,750
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,166,628)					228,665

	PUT OPTIONS WRITTEN - (16.5)%
198	SPDR S&P 500 ETF Trust	FCS	12/16/2022	425	7,072,164	1,335,708
170	SPDR S&P 500 ETF Trust	FCS	01/20/2023	430	6,072,060	1,232,670
25	SPDR S&P 500 ETF Trust	FCS	01/20/2023	445	892,950	204,450
125	SPDR S&P 500 ETF Trust	FCS	03/17/2023	430	4,464,750	901,250
25	SPDR S&P 500 ETF Trust	FCS	03/17/2023	435	892,950	176,000
120	SPDR S&P 500 ETF Trust	FCS	03/17/2023	440	4,286,160	971,040
50	SPDR S&P 500 ETF Trust	FCS	03/17/2023	445	1,785,900	425,800
250	SPDR S&P 500 ETF Trust	FCS	06/16/2023	365	8,929,500	755,250
45	SPDR S&P 500 ETF Trust	FCS	06/16/2023	400	1,607,310	226,620
30	SPDR S&P 500 ETF Trust	FCS	06/16/2023	405	1,071,540	156,000
70	SPDR S&P 500 ETF Trust	FCS	06/16/2023	410	2,500,260	391,650
125	SPDR S&P 500 ETF Trust	FCS	09/15/2023	415	4,464,750	761,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $4,984,649)					7,537,438

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $7,151,277)					$7,766,103

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt FCS - StoneX Group, Inc.

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8%
4,353,103	Adjustable Rate Mortgage Trust 2005-12(a)	US0001M + 0.500%	3.5840	03/25/36	$1,557,008
1,638,741	Adjustable Rate Mortgage Trust 2007-3(b),(c)		5.7530	11/25/37	1,210,627
803,453	Alternative Loan Trust 2004-25CB		6.0000	12/25/34	701,519
412,606	Alternative Loan Trust 2005-11CB 2A1		5.5000	06/25/35	339,478
721,810	Alternative Loan Trust 2005-11CB 2A6		5.5000	06/25/25	593,881
113,178	Alternative Loan Trust 2005-28CB		6.0000	08/25/35	56,192
136,520	Alternative Loan Trust 2005-3CB 1A4		5.2500	03/25/35	116,279
246,424	Alternative Loan Trust 2005-3CB 2A1		5.0000	03/25/35	227,965
2,467,187	Alternative Loan Trust 2005-43(c)		2.5390	10/25/35	2,100,230
940,462	Alternative Loan Trust 2005-46CB		5.5000	10/25/35	693,166
1,774,587	Alternative Loan Trust 2005-64CB 1A15		5.5000	12/25/35	1,567,460
723,419	Alternative Loan Trust 2005-64CB 1A3		6.0000	12/25/35	645,954
459,339	Alternative Loan Trust 2005-65CB		6.0000	01/25/36	337,221
1,999,669	Alternative Loan Trust 2005-69(a)	12MTA + 1.000%	1.8590	12/25/35	1,785,978
1,744,834	Alternative Loan Trust 2005-84(c)		2.6790	02/25/36	1,564,195
573,662	Alternative Loan Trust 2005-86CB		5.5000	02/25/36	375,756
421,792	Alternative Loan Trust 2005-J1		5.5000	02/25/35	398,624
1,369,098	Alternative Loan Trust 2005-J12(d)		5.9150	11/25/35	744,380
921,042	Alternative Loan Trust 2005-J13		5.5000	11/25/35	658,204
2,708,277	Alternative Loan Trust 2006-16CB		6.0000	06/25/36	1,701,293
5,437,774	Alternative Loan Trust 2006-20CB A5(a),(e)	US0001M + 7.150%	4.0660	07/25/36	857,213
6,293,563	Alternative Loan Trust 2006-20CB A7(a),(e)	US0001M + 5.500%	2.4160	07/25/36	586,204
832,556	Alternative Loan Trust 2006-23CB		6.0000	08/25/36	771,341
429,023	Alternative Loan Trust 2006-28CB		6.5000	10/25/36	251,550
560,758	Alternative Loan Trust 2006-29T1		6.5000	10/25/36	378,069
1,034,640	Alternative Loan Trust 2006-32CB		6.0000	11/25/36	649,234
504,506	Alternative Loan Trust 2006-42		6.0000	01/25/47	314,166
1,658,497	Alternative Loan Trust 2006-45T1		6.0000	02/25/37	964,227
183,312	Alternative Loan Trust 2006-4CB 2A3		5.5000	04/25/36	146,503
1,209,437	Alternative Loan Trust 2006-4CB 2A6		5.5000	04/25/36	966,578
1,861,144	Alternative Loan Trust 2006-9T1		6.0000	05/25/36	896,192
290,438	Alternative Loan Trust 2006-J3		5.7500	05/25/26	269,845
1,708,120	Alternative Loan Trust 2006-J4		6.0000	07/25/36	1,115,733
675,296	Alternative Loan Trust 2007-12T1 A3		6.0000	06/25/37	347,412
2,001,341	Alternative Loan Trust 2007-23CB		6.5000	09/25/37	1,235,357
7,500,000	American Home Mortgage Investment Trust 2004-4(d)		6.0000	02/25/45	6,634,024

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
228,444	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	$196,400
281,396	Banc of America Alternative Loan Trust 2006-5		6.0000	06/25/46	248,432
676,785	Banc of America Alternative Loan Trust 2006-6 2A10		6.0000	07/25/46	540,863
487,971	Banc of America Alternative Loan Trust 2006-6 2A8		6.0000	07/25/46	389,970
5,591	Banc of America Funding 2004-3 Trust		5.5000	10/25/34	5,179
141,902	Banc of America Funding 2005-5 Trust		5.5000	09/25/35	133,828
251,613	Banc of America Funding 2005-H Trust(c)		2.5640	11/20/35	239,022
47,357	Banc of America Funding 2006 J Trust 2A3(c)		3.1390	01/20/47	41,995
387,792	Banc of America Funding 2006 J Trust 4A1(c)		3.5100	01/20/47	362,733
64,347	Banc of America Funding 2006-5 Trust		6.0000	09/25/36	56,065
451,973	Banc of America Funding 2006-H Trust(c)		3.5300	09/20/46	393,393
465,712	Banc of America Funding 2007-4 Trust(d)		5.7740	05/25/37	431,101
2,183,484	Banc of America Funding 2007-4 Trust		6.0000	06/25/37	1,914,477
151,672	Banc of America Funding 2007-A Trust(a)	US0001M + 0.420%	3.4130	02/20/47	131,521
430,085	Banc of America Funding 2009-R9 Trust(b),(c)		3.5510	11/25/56	305,641
368,715	Banc of America Funding 2010-R8 Trust(b)		5.7500	05/26/36	264,815
112,423	Banc of America Mortgage 2005-A Trust 1A1(c)		2.5690	02/25/35	96,913
64,684	Banc of America Mortgage 2005-A Trust 2A1(c)		2.5410	02/25/35	62,820
13,941	Banc of America Mortgage 2005-G Trust(c)		3.7610	08/25/35	12,576
621,869	Banc of America Mortgage 2006-A Trust(c)		2.7580	02/25/36	574,671
2,237,119	Banc of America Mortgage 2007-2 Trust A1(a)	US0001M + 0.350%	3.4340	05/25/37	1,645,260
630,086	Banc of America Mortgage 2007-2 Trust A3		6.0000	05/25/37	486,774
213,021	Banc of America Mortgage 2007-2 Trust A6		5.7500	05/25/37	162,711
862,489	Bear Stearns ALT-A Trust 2005-4(c)		2.8330	05/25/35	818,923
537,467	Bear Stearns ALT-A Trust 2005-5(c)		3.5050	07/25/35	467,884
189,841	Bear Stearns ALT-A Trust 2005-7(c)		3.5230	09/25/35	122,990
2,081,256	Bear Stearns ALT-A Trust 2006-6(c)		3.1730	11/25/36	1,185,376
94,474	Bear Stearns ARM Trust 2004-7(c)		2.6250	10/25/34	79,238
148,818	Bear Stearns ARM Trust 2005-12(c)		3.5350	02/25/36	131,399
66,853	Bear Stearns ARM Trust 2006-2(c)		3.4400	07/25/36	60,681
257,615	Bear Stearns ARM Trust 2006-4(c)		3.1590	10/25/36	233,437
197,527	Bear Stearns Asset Backed Securities I Trust 2006-AC3(a)	US0001M + 0.400%	3.4840	05/25/36	71,341
991,857	Cascade MH Asset Trust 2022-MH1(b),(d)		4.2500	08/25/54	868,004
193,181	Chase Mortgage Finance Trust Series 2005-S2		5.5000	10/25/35	178,754
472,859	Chase Mortgage Finance Trust Series 2006-S2		6.2500	10/25/36	212,828
328,036	Chase Mortgage Finance Trust Series 2006-S3		6.0000	11/25/36	155,472

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
631,365	Chase Mortgage Finance Trust Series 2006-S4		6.0000	12/25/36	$316,355
2,534,508	ChaseFlex Trust Series 2005-1		6.0000	02/25/35	2,058,279
225,256	ChaseFlex Trust Series 2005-2		6.5000	06/25/35	143,601
103,503	ChaseFlex Trust Series 2006-1(c)		6.3000	06/25/36	85,364
343,676	ChaseFlex Trust Series 2007-1		6.5000	02/25/37	136,689
115,074	Chevy Chase Funding, LLC Mortgage-Backed Certificates Series 2004- 1(a),(b)	US0001M + 0.330%	3.4140	01/25/35	108,859
674,663	CHL Mortgage Pass-Through Trust 2003-46(c)		4.0200	01/19/34	641,893
89,031	CHL Mortgage Pass-Through Trust 2003-56(c)		4.2710	12/25/33	92,293
434,683	CHL Mortgage Pass-Through Trust 2004-5		5.2500	05/25/34	411,248
659,797	CHL Mortgage Pass-Through Trust 2004-HYB6(c)		3.3030	11/20/34	629,465
300,066	CHL Mortgage Pass-Through Trust 2005-18		5.5000	10/25/35	180,343
1,044,118	CHL Mortgage Pass-Through Trust 2005-21		5.5000	10/25/35	691,066
288,429	CHL Mortgage Pass-Through Trust 2005-24		5.5000	11/25/35	168,635
87,889	CHL Mortgage Pass-Through Trust 2005-HYB2(c)		3.1760	05/20/35	82,704
538,940	CHL Mortgage Pass-Through Trust 2005-HYB9(a)	US0012M + 1.750%	1.9910	02/20/36	503,689
963,810	CHL Mortgage Pass-Through Trust 2006-12		6.0000	07/25/36	563,134
3,103,655	CHL Mortgage Pass-Through Trust 2006-17		6.0000	12/25/36	1,453,500
415,710	CHL Mortgage Pass-Through Trust 2006-HYB2(c)		3.2820	04/20/36	340,088
114,755	CHL Mortgage Pass-Through Trust 2006-J4		6.2500	09/25/36	47,434
831,392	CHL Mortgage Pass-Through Trust 2007-17		6.7500	10/25/37	262,099
328,374	CHL Mortgage Pass-Through Trust 2007-8		6.0000	01/25/38	165,432
777,870	CHL Mortgage Pass-Through Trust 2007-HY3(c)		3.6420	06/25/47	763,059
299,730	CHL Mortgage Pass-Through Trust 2007-J2 1A1		6.0000	07/25/37	256,493
166,873	CHL Mortgage Pass-Through Trust 2007-J2 2A5		6.0000	07/25/37	71,489
724,474	Citicorp Mortgage Securities Trust Series 2006-3		6.2500	06/25/36	644,286
384,671	Citicorp Mortgage Securities Trust Series 2007-7		6.0000	08/25/37	373,609
5,210,672	Citicorp Mortgage Securities Trust Series 2008-1		6.2500	02/25/38	4,690,583
161,233	Citigroup Mortgage Loan Trust 2005-3(c)		3.7930	08/25/35	138,664
409,257	Citigroup Mortgage Loan Trust 2006-AR5(c)		3.1990	07/25/36	437,923
337,062	Citigroup Mortgage Loan Trust 2007-6(c)		2.4070	03/25/37	285,746
37,264	Citigroup Mortgage Loan Trust 2009-6(b),(c)		6.0000	10/25/22	37,197
362,210	Citigroup Mortgage Loan Trust, Inc. 2004-1(a),(b)	US0001M + 0.350%	3.4340	02/25/31	353,235
783,638	Citigroup Mortgage Loan Trust, Inc. 2005-5(c)		3.0300	10/25/35	474,041
3,129,692	Citigroup Mortgage Loan Trust, Inc. 2007 AR-7(c)		2.9150	05/25/47	2,751,557
561,200	CitiMortgage Alternative Loan Trust Series 2007-A1 1A3		6.0000	01/25/37	491,385
892,629	CitiMortgage Alternative Loan Trust Series 2007-A1 1A5		6.0000	01/25/37	781,583

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
141,998	CitiMortgage Alternative Loan Trust Series 2007-A4 1A6		5.7500	04/25/37	$126,359
554,815	Credit Suisse First Boston Mortgage Securities		5.5000	04/25/33	528,015
288,182	Credit Suisse First Boston Mortgage Securities 2003-AR28 6M3(a)	US0001M + 2.750%	5.8340	12/25/33	292,221
294,334	Credit Suisse First Boston Mortgage Securities 2005-11 8A4		6.0000	12/25/35	235,355
698,571	Credit Suisse First Boston Mortgage Securities 2005-12 1A1		6.5000	01/25/36	192,943
396,686	Credit Suisse First Boston Mortgage Securities 2005-5 6A3		5.0000	07/25/35	372,755
2,797,968	Credit Suisse First Boston Mortgage Securities 2005-8 2A1		6.0000	09/25/35	1,118,350
33,709	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.5000	12/25/33	30,636
9,804	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5(c)		2.8020	06/25/34	9,776
1,402,771	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 3A3		5.5000	11/25/35	853,884
220,569	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 6A3		5.7500	11/25/35	112,284
582,408	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4		5.5000	06/25/35	443,879
6,504,880	CSMC Mortgage-Backed Trust 2006-3 1A3(d)		6.8100	04/25/36	698,810
2,008,353	CSMC Mortgage-Backed Trust 2006-3 1A4B(d)		6.6640	04/25/36	215,999
4,842,627	CSMC Mortgage-Backed Trust 2006-3 5A7		6.0000	04/25/36	1,618,480
1,864,437	CSMC Mortgage-Backed Trust 2006-5 3A1		6.5000	06/25/36	436,318
1,570,770	CSMC Mortgage-Backed Trust 2006-5 3A3		6.5000	06/25/36	367,594
664,451	CSMC Mortgage-Backed Trust 2006-5 3A4		6.5000	06/25/36	155,496
1,693,275	CSMC Mortgage-Backed Trust 2006-5 3A6		6.2500	06/25/36	402,101
3,002,923	CSMC Mortgage-Backed Trust 2006-7 9A5		6.5000	08/25/36	641,259
4,371,620	CSMC Mortgage-Backed Trust 2006-9 4A1		6.0000	11/25/36	3,035,198
2,847,561	CSMC Mortgage-Backed Trust 2007-1 5413		6.0000	02/25/37	1,774,857
522,312	CSMC Mortgage-Backed Trust 2007-1 5A4		6.0000	02/25/37	325,176
50,543	CSMC Mortgage-Backed Trust 2007-5 8A2		6.0000	10/25/24	47,883
2,300,000	Deephaven Residential Mortgage Trust 2021-2(b),(c)		2.2170	04/25/66	1,678,180
3,551,514	Deutsche Alt-A Securities Mortgage Loan Trust(a)	US0001M + 0.110%	3.1940	08/25/37	3,162,040
582,585	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4(c)		3.7460	06/25/34	557,536
101,658	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2004-2(d)		5.5900	01/25/34	91,114
513,532	DSLA Mortgage Loan Trust 2004-AR2(a)	US0001M + 0.800%	3.7930	11/19/44	478,421
67,558	First Horizon Alternative Mortgage Securities 2004-AA3(c)		3.7290	09/25/34	62,297
10,021	First Horizon Alternative Mortgage Securities 2005-AA6(c)		3.5450	08/25/35	8,188
28,620	First Horizon Mortgage Pass-Through Trust 2000-H(c)		3.7310	05/25/30	28,150
275,689	First Horizon Mortgage Pass-Through Trust 2007-AR3(c)		3.4760	11/25/37	245,788
430,814	Flagstar Mortgage Trust 2017-1(b),(c)		3.5000	03/25/47	389,694
995,843	GCAT 2022-NQM4 Trust(b),(d)		5.7300	09/25/67	955,876
51,150	GMACM Mortgage Loan Trust 2005-AR1(c)		2.9180	03/18/35	49,941

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
381,679	GMACM Mortgage Loan Trust 2006-J1		5.7500	04/25/36	$324,510
111,123	GSMPS Mortgage Loan Trust 1998-5 A(b),(c)		7.5000	06/19/27	106,132
200,807	GSMPS Mortgage Loan Trust 1999-2 A(b),(c)		8.0000	09/19/27	195,221
180,916	GSR Mortgage Loan Trust 2003-5F 2A1		4.0000	08/25/32	167,328
48,217	GSR Mortgage Loan Trust 2004-14 3A2(c)		2.7300	12/25/34	44,696
54,371	GSR Mortgage Loan Trust 2004-2F 6A1		7.0000	01/25/34	54,828
46,521	GSR Mortgage Loan Trust 2004-6F 1A2		5.0000	05/25/34	43,383
488,261	GSR Mortgage Loan Trust 2005-3F 1A3		5.5000	03/25/35	438,190
114,544	GSR Mortgage Loan Trust 2005-AR4 4A1(c)		3.3750	07/25/35	111,061
441,866	GSR Mortgage Loan Trust 2006-2F 2A1		5.7500	02/25/36	389,277
279,351	GSR Mortgage Loan Trust 2006-3F 2A7		5.7500	03/25/36	271,963
518,183	GSR Mortgage Loan Trust 2006-9F 4A1		6.5000	10/25/36	254,845
127,176	GSR Mortgage Loan Trust 2006-AR1 2A1(c)		2.8700	01/25/36	125,203
269,637	GSR Mortgage Loan Trust 2007-1F 3A1		6.0000	01/25/37	185,731
3,273,873	HarborView Mortgage Loan Trust 2005-16(a)	US0001M + 0.500%	3.4930	01/19/36	2,050,907
128,393	HomeBanc Mortgage Trust 2004-2(a)	US0001M + 0.740%	3.8240	12/25/34	120,961
476,113	HSI Asset Loan Obligation Trust 2007-2		6.0000	09/25/37	178,653
1,247,133	Impac CMB Trust Series 2004-10 1A1(a)	US0001M + 0.640%	3.7240	03/25/35	1,153,684
166,314	Impac CMB Trust Series 2004-10 4A1(a)	US0001M + 0.740%	3.8240	03/25/35	154,198
300,612	Impac CMB Trust Series 2004-9 1A2(a)	US0001M + 0.880%	3.9640	01/25/35	278,100
789,196	Impac CMB Trust Series 2004-9 M2(a)	US0001M + 0.975%	4.0590	01/25/35	735,375
1,228,123	Impac CMB Trust Series 2005-1 M2(a)	US0001M + 0.750%	3.8340	04/25/35	1,138,149
472,655	Impac CMB Trust Series 2005-4 1M2(a)	US0001M + 0.460%	3.7740	05/25/35	433,081
306,754	Impac CMB Trust Series 2005-5(a)	US0001M + 0.510%	3.8490	08/25/35	279,231
490,509	Imperial Fund Mortgage Trust(b),(d)		6.2500	08/25/67	473,882
2,114,370	IndyMac IMSC Mortgage Loan Trust 2007-F2		6.0000	07/25/37	1,622,699
586,037	IndyMac INDA Mortgage Loan Trust 2006-AR1(c)		3.4030	08/25/36	490,640
1,110,563	IndyMac INDX Mortgage Loan Trust 2004-AR2(c)		2.8400	06/25/34	887,568
159,048	IndyMac INDX Mortgage Loan Trust 2005-AR3(c)		2.6590	04/25/35	152,108
129,751	IndyMac INDX Mortgage Loan Trust 2005-AR5(c)		2.8080	05/25/35	97,223
1,380,993	JP Morgan Alternative Loan Trust 2005-S1		6.5000	12/25/35	592,132
257,749	JP Morgan Alternative Loan Trust 2006-S1		6.0000	03/25/36	150,543
5,674	JP Morgan Mortgage Trust 2004-A3 2A1(c)		3.3650	07/25/34	5,513
487,946	JP Morgan Mortgage Trust 2004-A6(c)		2.4580	12/25/34	446,852
137,977	JP Morgan Mortgage Trust 2004-S1 1A7		5.0000	09/25/34	139,368
41,461	JP Morgan Mortgage Trust 2005-A1 4A1(c)		3.5110	02/25/35	40,374

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
830,215	JP Morgan Mortgage Trust 2005-A4 B1(c)		3.3460	07/25/35	$768,182
152,455	JP Morgan Mortgage Trust 2005-A6 1A2(c)		4.1100	09/25/35	144,094
981,657	JP Morgan Mortgage Trust 2005-S3 1A1		6.5000	01/25/36	553,171
790,564	JP Morgan Mortgage Trust 2006-A2 2A1(c)		2.9610	04/25/36	731,864
34,576	JP Morgan Mortgage Trust 2006-A2 2A2(c)		2.9610	04/25/36	32,591
337,966	JP Morgan Mortgage Trust 2007-A1 5A4(c)		2.4940	07/25/35	320,188
467,378	JP Morgan Mortgage Trust 2007-A3(c)		3.2150	05/25/37	418,384
224,075	JP Morgan Mortgage Trust 2007-S1 2A10		6.0000	03/25/37	104,863
275,357	JP Morgan Mortgage Trust 2016-1(b),(c)		3.5000	05/25/46	248,777
17,916	Lehman Mortgage Trust 2007-9		6.0000	10/25/37	21,230
10,869	MASTR Adjustable Rate Mortgages Trust 2003-5(c)		1.4950	11/25/33	9,881
28,475	MASTR Adjustable Rate Mortgages Trust 2004-4(c)		2.5770	05/25/34	27,086
502,579	MASTR Adjustable Rate Mortgages Trust 2005-2(c)		2.8760	03/25/35	467,662
199,170	MASTR Adjustable Rate Mortgages Trust 2006-2(c)		2.6480	04/25/36	185,773
7,300	MASTR Alternative Loan Trust 2004-5		5.5000	06/25/34	6,951
88,154	MASTR Alternative Loan Trust 2005-3		6.0000	03/25/35	79,254
214,379	MASTR Alternative Loan Trust 2005-5		5.5000	07/25/25	200,247
110,515	MASTR Alternative Loan Trust 2005-6		5.5000	12/25/35	78,309
916,373	MASTR Asset Securitization Trust 2004-3		5.5000	03/25/34	826,449
351	MASTR Asset Securitization Trust 2005-1(h)		5.0000	05/25/20	159
820,610	MASTR Reperforming Loan Trust 2005-1(b)		8.0000	08/25/34	678,164
7,465,699	MASTR Reperforming Loan Trust 2006-2(b),(c)		4.0470	05/25/36	6,032,441
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2(a)	US0001M + 0.600%	3.6840	03/25/37	32,336
10,396	Merrill Lynch Mortgage Investors Trust MLMI Series 2002-A3(c)		2.8750	09/25/32	9,965
292,335	Merrill Lynch Mortgage Investors Trust Series 2006-AF2		6.2500	10/25/36	151,338
1,074,481	Merrill Lynch Mortgage Investors Trust Series MLCC(a)	US0001M + 1.125%	4.2090	04/25/28	933,924
199,305	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A1-1A(c)		3.8910	12/25/34	197,614
72,084	Morgan Stanley Mortgage Loan Trust 2004-5AR(c)		2.4820	07/25/34	72,212
1,000,000	Morgan Stanley Mortgage Loan Trust 2005-6AR(a)	US0001M + 2.025%	5.1090	11/25/35	992,795
294,518	Morgan Stanley Mortgage Loan Trust 2006-2 2A4		5.7500	02/25/36	259,172
920,125	Morgan Stanley Mortgage Loan Trust 2006-2 6A		6.5000	02/25/36	477,014
657,412	Morgan Stanley Mortgage Loan Trust 2006-7 4A7		6.0000	06/25/36	377,385
578,961	Morgan Stanley Mortgage Loan Trust 2006-8AR(c)		3.7470	06/25/36	455,723
314,465	MortgageIT Trust 2004-2(a)	US0001M + 1.800%	4.8840	12/25/34	296,178
7,046	MortgageIT Trust 2005-1(a)	US0001M + 1.250%	3.8140	02/25/35	6,802
1,211,088	MRFC Mortgage Pass-Through Trust Series 1999-TBC2 Class A-1(a)	US0001M + 0.480%	3.2980	06/15/30	1,163,657

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
1,070,821	NAAC Reperforming Loan REMIC Trust Certificates(b)		6.5000	02/25/35	$945,466
1,712,416	New Century Alternative Mortgage Loan Trust 2006-ALT1 AF2(c)		5.9090	07/25/36	431,143
628,096	New Century Alternative Mortgage Loan Trust 2006-ALT2 AF4(d)		4.6920	10/25/36	138,621
2,208,000	New Century Alternative Mortgage Loan Trust 2006-ALT2 AF6B(d)		4.6920	10/25/36	132,897
498,388	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AP2(d)		6.0000	07/25/34	430,154
1,262,773	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3(c)		5.3180	08/25/35	658,472
597,973	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4(a)	US0001M + 0.580%	3.6640	08/25/35	306,907
1,036,444	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5(c)		2.8610	10/25/35	671,355
11,540,645	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2(a)	US0001M + 0.400%	3.4840	04/25/36	3,261,888
2,179,951	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2007-3A1(a)	US0001M + 0.260%	3.3440	07/25/37	2,208,422
460,104	OBX 2021-NQM1 Trust(b),(c)		1.0720	02/25/66	372,660
742,686	OBX 2022-NQM7 Trust(b),(d)		5.7000	08/25/62	714,935
133,942	Prime Mortgage Trust 2004-1		5.2500	08/25/34	122,135
9,908	Prime Mortgage Trust 2006-CL1(a)	US0001M + 0.500%	3.5840	02/25/35	9,823
918,199	Prime Mortgage Trust 2007-1		6.0000	03/25/37	761,554
325,447	RALI Series 2005-QO1 Trust(a)	12MTA + 1.500%	2.3590	08/25/35	273,028
3,752,667	RALI Series 2006-QO2 Trust(a)	US0001M + 0.540%	3.6240	02/25/46	864,879
2,563,837	RALI Series 2006-QO3 Trust(a)	US0001M + 0.520%	3.6040	04/25/46	814,797
84,767	RALI Series 2006-QS17 Trust		6.0000	12/25/36	69,825
423,419	RALI Series 2006-QS5 Trust		6.0000	05/25/36	347,379
605,204	RAMP Series 2004-SL1 Trust		6.5000	11/25/31	552,426
296,420	Residential Asset Securitization Trust 2004-A7 A2		5.5000	10/25/34	263,209
6,382,154	Residential Asset Securitization Trust 2005-A11CB 2A1		4.8500	10/25/35	2,987,427
128,740	Residential Asset Securitization Trust 2005-A4 A1(a)	US0001M + 0.450%	3.5340	04/25/35	73,578
485,425	Residential Asset Securitization Trust 2006-A1 1A1		6.0000	04/25/36	244,615
894,783	Residential Asset Securitization Trust 2006-A13 A1		6.2500	12/25/36	345,394
740,817	Residential Asset Securitization Trust 2006-A6 1A1		6.5000	07/25/36	240,175
3,672,290	Residential Asset Securitization Trust 2006-A6 1A13		6.0000	07/25/36	1,134,178
2,836,271	Residential Asset Securitization Trust 2006-A6 1A14		6.0000	07/25/36	875,974
600,078	Residential Asset Securitization Trust 2006-A8		6.7500	08/25/36	206,242
4,298,560	Residential Asset Securitization Trust 2007-A1 A9		5.7500	03/25/37	1,484,291
468,125	Residential Asset Securitization Trust 2007-A2		6.0000	04/25/37	291,573
3,017,705	Residential Asset Securitization Trust 2007-A2 1A2		6.0000	04/25/37	1,879,600
1,272,968	Residential Asset Securitization Trust 2007-A5 2A5		6.0000	05/25/37	760,745

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
361,368	Residential Asset Securitization Trust 2007-A7 A6		6.0000	07/25/37	$149,455
215,076	Residential Asset Securitization Trust 2007-A8 1A2		6.0000	08/25/37	134,134
2,377,945	Residential Asset Securitization Trust 2007-A8 3A1(c)		6.2280	08/25/37	1,460,643
441,368	Residential Asset Securitization Trust 2007-A9		6.2500	09/25/37	197,089
1,344,269	Residential Asset Securitization Trust 2007-A9 A3		6.2500	09/25/37	600,271
21,161	RFMSI Series 2005-SA3 3A Trust(c)		3.7490	08/25/35	19,247
51,408	RFMSI Series 2006-S3 A2 Trust		5.5000	03/25/36	41,539
1,640,468	RFMSI Series 2006-SA4 Trust(c)		4.8260	11/25/36	1,384,076
1,382,884	RFMSI Series 2007-S1 A4 Trust		6.0000	01/25/37	1,129,293
696,651	RFMSI Series 2007-S1 A5 Trust		6.0000	01/25/37	568,902
200,912	RFMSI Series 2007-S6 1A16 Trust		6.0000	06/25/37	165,452
420,528	STARM Mortgage Loan Trust 2007-2(c)		2.2790	04/25/37	263,434
183,624	Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1(c)		1.5820	11/25/34	163,129
217,829	Structured Adjustable Rate Mortgage Loan Trust 2004-19 1A2(c)		2.3890	01/25/35	208,443
207,745	Structured Adjustable Rate Mortgage Loan Trust 2005-7 3A1(c)		3.2860	04/25/35	201,031
326,458	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.190%	3.2740	09/25/47	299,266
1,755,698	Structured Asset Securities Corporation 1998-RF1 A(b),(c)		4.0780	04/15/27	1,754,226
1,207,708	SunTrust Alternative Loan Trust 2006-1F		6.5000	04/25/36	547,575
20,785,000	TBW Mortgage-Backed Trust 2006-5 A4(d)		6.7000	11/25/36	3,288,293
616,973	TBW Mortgage-Backed Trust 2006-6 A2A(a)	US0001M + 0.360%	3.4440	01/25/37	178,236
893,406	TBW Mortgage-Backed Trust 2006-6 A3(d)		6.2500	01/25/37	297,439
1,963,000	TBW Mortgage-Backed Trust 2007-2 A2B(c)		5.9100	07/25/37	138,297
1,525,000	TBW Mortgage-Backed Trust 2007-2 A3B(c)		6.0430	07/25/37	105,159
3,295,120	TBW Mortgage-Backed Trust 2007-2 A6B(d)		6.6530	07/25/37	228,950
164,504	TBW Mortgage-Backed Trust Series 2006-2 3A1		5.5000	07/25/36	15,794
4,633,297	TBW Mortgage-Backed Trust Series 2006-3 3A		6.5000	07/25/36	1,278,670
5,758,004	Thornburg Mortgage Securities Trust 2006-3(c)		2.6420	06/25/46	4,042,028
12,199	Thornburg Mortgage Securities Trust 2006-4(c)		3.1620	07/25/36	10,278
2,095,467	Thornburg Mortgage Securities Trust 2007-2(a)	US0012M + 1.250%	6.0500	06/25/37	1,931,735
336,472	Thornburg Mortgage Securities Trust 2007-3(a)	US0012M + 1.250%	6.0500	06/25/47	272,935
975,173	Verus Securitization Trust 2022-7(b),(c)		5.3500	07/25/67	937,216
99,702	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust(c)		4.0240	09/25/33	88,914
27,336	WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust		5.0000	07/25/34	26,618
220,789	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 Trust(c)		2.7310	12/25/35	206,187
89,981	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 Trust(c)		3.1830	01/25/36	81,703
771,925	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust(c)		2.9200	03/25/37	626,979

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
693,385	Washington Mutual Mortgage Pass-Through Certificates(a)	US0001M + 0.700%	3.7840	03/25/36	$640,094
1,193,811	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust(d)		4.0510	09/25/36	358,888
354,349	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust		6.0000	11/25/35	327,456
229,041	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust		5.5000	06/25/35	206,572
1,275,546	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-8 Trust(d)		4.1740	10/25/36	486,809
239,990	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-4 Trust		5.5000	06/25/37	217,068
42,645	Wells Fargo Alternative Loan 2007-PA2 Trust(a)	US0001M + 0.430%	3.5140	06/25/37	34,506
3,806,855	Wells Fargo Alternative Loan 2007-PA3 Trust		6.5000	07/25/37	3,279,526
264,198	Wells Fargo Mortgage Backed Securities 2006-7 Trust		6.0000	06/25/36	220,752
1,568,816	Wells Fargo Mortgage Backed Securities 2006-AR5 Trust(c)		2.7350	04/25/36	1,496,259
					177,300,195
	HOME EQUITY — 13.9%
111,914	ABFC 2003-AHL1 Trust A1(d)		4.1840	03/25/33	107,065
5,392	ABFC 2003-AHL1 Trust M1(a)	US0001M + 1.275%	4.3590	03/25/33	5,133
1,955,532	ABFC 2004-OPT4 Trust(a)	US0001M + 1.770%	4.8540	12/25/33	1,808,272
1,901,212	ABFC 2006-HE1 Trust(a)	US0001M + 0.220%	3.3040	01/25/37	1,157,055
7,772,092	ACE Securities Corp Home Equity Loan Trust Series 2007-HE5(a)	US0001M + 0.360%	3.4440	07/25/37	3,354,899
78,848	AFC Home Equity Loan Trust 1998-1(a)	US0001M + 0.660%	3.7440	04/25/28	78,073
326,580	AFC Home Equity Loan Trust 1998-2(a)	US0001M + 0.550%	3.6340	06/25/28	315,150
2,060,544	AFC Home Equity Loan Trust 1999-2(a)	US0001M + 0.650%	3.7340	06/25/29	1,540,641
73,969	Ameriquest Mortgage Securities Asset-Backed Pass-Through 2002- AR1(a)	US0001M + 1.950%	3.6810	09/25/32	72,718
167,056	Amresco Residential Securities Corp Mortgage Loan Trust 1997-3(c)		5.2210	09/25/27	147,678
602,433	Bayview Financial Acquisition Trust(a)	US0001M + 0.525%	3.6380	05/28/37	526,287
1,167,021	Bayview Financial Mortgage Pass-Through Trust 2004-B A1(a),(b)	US0001M + 1.000%	4.1130	05/28/39	1,011,771
1,500,000	Bayview Financial Mortgage Pass-Through Trust 2005-C M4(a)	US0001M + 1.200%	3.9130	06/28/44	1,468,784
3,019,369	Bayview Financial Mortgage Pass-Through Trust 2007-B A3(a)	US0001M + 1.275%	4.3880	08/28/47	1,068,285
988,726	Bayview Financial Mortgage Pass-Through Trust 2007-B A4(a)	US0001M + 1.050%	4.1630	08/28/47	349,834
334,034	Bear Stearns Asset Backed Securities I Trust 2004-FR2(a)	US0001M + 2.625%	4.7360	06/25/34	300,644
219,677	Bear Stearns Asset Backed Securities I Trust 2004-FR3 M2(a)	US0001M + 1.755%	4.8390	09/25/34	214,164
412,395	Bear Stearns Asset Backed Securities I Trust 2004-FR3 M5(a)	US0001M + 2.850%	5.9340	09/25/34	361,070
984,306	Bear Stearns Asset Backed Securities I Trust 2004-HE6(a)	US0001M + 1.875%	4.9590	08/25/34	975,196
166,185	Bear Stearns Asset Backed Securities I Trust 2004-HE7 M1(a)	US0001M + 0.900%	3.9840	08/25/34	158,140
111,644	Bear Stearns Asset Backed Securities I Trust 2004-HE7 M5(a)	US0001M + 2.925%	6.0090	08/25/34	103,727
457,270	Bear Stearns Asset Backed Securities Trust 2004-HE3(a)	US0001M + 2.775%	4.8650	04/25/34	423,164

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	HOME EQUITY — 13.9% (Continued)
11,570	Centex Home Equity Loan Trust 2002-A		5.5400	01/25/32	$11,315
317,642	Centex Home Equity Loan Trust 2004-C(a)	US0001M + 1.005%	4.0890	06/25/34	295,810
180,852	CHEC Loan Trust 2004-2(a)	US0001M + 0.960%	4.0440	06/25/34	175,902
4,725,000	Credit Suisse Seasoned Loan Trust 2006-1(a),(b)	US0001M + 0.825%	3.9090	10/25/34	4,478,111
606,627	CWHEQ Revolving Home Equity Loan Trust Series(a)	US0001M + 0.140%	2.9580	01/15/37	556,582
436,565	Delta Funding Home Equity Loan Trust 1998-1(a)	US0001M + 1.890%	4.9740	05/25/30	419,351
718,820	Delta Funding Home Equity Loan Trust 1999-3(a)	US0001M + 0.820%	3.6380	09/15/29	663,501
765,466	EMC Mortgage Loan Trust 2001-A(a),(b)	US0001M + 0.740%	3.8240	05/25/40	709,392
4,245,000	EMC Mortgage Loan Trust 2004-B(a),(b)	US0001M + 3.375%	6.4590	01/25/41	3,813,844
120,820	GE Mortgage Services, LLC(c)		6.6450	09/25/28	114,852
494,909	GSAA Home Equity Trust 2005-12 AF3(c)		5.0690	09/25/35	339,747
147,967	GSAA Home Equity Trust 2005-3 B2(a)	US0001M + 1.950%	5.0340	12/25/34	141,639
1,630,118	GSAA Home Equity Trust 2006-15 AF6(d)		6.3760	09/25/36	480,500
2,076,558	GSAA Home Equity Trust 2006-18 AF3B(c)		5.8220	11/25/36	130,778
1,427,020	GSAA Home Equity Trust 2006-18 AF4B(d)		6.5220	11/25/36	89,038
1,655,000	GSAA Home Equity Trust 2006-18 AF5B(d)		6.5900	11/25/36	103,169
11,286,673	GSAA Home Equity Trust 2006-3 A4(a)	US0001M + 0.700%	3.7840	03/25/36	965,512
204,230	GSAA Home Equity Trust 2006-6 AF4(d)		6.6210	03/25/36	63,391
3,155,264	GSR Mortgage Loan Trust 2005-AR3 6A1(c)		3.0350	05/25/35	2,730,612
257,420	Home Equity Asset Trust(a)	US0001M + 1.500%	4.5840	06/25/33	253,417
44,563	Home Equity Asset Trust(a)	US0001M + 2.370%	5.4540	08/25/33	43,032
2,769,518	Home Equity Asset Trust(a)	US0001M + 1.950%	5.0340	11/25/34	2,740,406
735,695	Home Equity Asset Trust(a)	US0001M + 1.600%	4.6840	03/25/35	674,855
3,972,085	Home Equity Loan Trust 2006-HSA2(c)		4.7740	03/25/36	1,217,444
120,060	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A(a)	US0001M + 0.860%	3.9440	10/25/33	118,391
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C(a)	US0001M + 2.625%	3.9430	03/25/35	151,867
313,129	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C(a)	US0001M + 0.975%	4.0590	03/25/35	266,126
35,084	Irwin Home Equity Loan Trust 2004-1(a)	US0001M + 3.075%	6.1590	12/25/34	34,506
968,136	Mastr Asset Backed Securities Trust 2003-OPT2(a)	US0001M + 5.775%	8.8590	05/25/33	790,340
534,733	Mastr Asset Backed Securities Trust 2004-HE1(a)	US0001M + 2.475%	5.5590	09/25/34	493,193
134,581	Mastr Asset Backed Securities Trust 2005-WMC1(a)	US0001M + 0.945%	4.0290	03/25/35	136,010
5,471,223	Mastr Asset Backed Securities Trust 2006-WMC2(a)	US0001M + 0.500%	3.5840	04/25/36	1,486,782
411,932	Meritage Mortgage Loan Trust 2004-1(a)	US0001M + 0.750%	3.8340	07/25/34	396,898
664,986	Merrill Lynch Mortgage Investors Trust Series 2004-HE1(a)	US0001M + 2.250%	5.3340	04/25/35	610,647
516,885	Merrill Lynch Mortgage Investors Trust Series 2006-AR1(a)	US0001M + 0.330%	3.4140	03/25/37	198,258
64,641	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE1(a)	US0001M + 2.625%	5.7090	01/25/34	62,354

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	HOME EQUITY — 13.9% (Continued)
435,326	Morgan Stanley A.B.S Capital I Inc Trust 2004-SD2(a)	US0001M + 0.930%	4.0140	04/25/34	$427,563
175,628	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE5(a)	US0001M + 0.250%	0.6720	03/25/37	80,352
2,136,266	Morgan Stanley Mortgage Loan Trust 2006-17XS A2B(d)		6.1240	10/25/46	114,343
5,243,857	Morgan Stanley Mortgage Loan Trust 2006-17XS A3B(d)		6.2410	10/25/46	280,697
7,146,801	Morgan Stanley Mortgage Loan Trust 2007-7AX 2A4(a)	US0001M + 0.640%	3.7240	04/25/37	305,889
4,580,762	Morgan Stanley Mortgage Loan Trust 2007-7AX 2A6(a)	US0001M + 0.640%	3.7240	04/25/37	196,060
575,175	New Century Home Equity Loan Trust(a),(b)	US0001M + 1.125%	3.3720	10/25/33	559,094
849,135	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006- AF1(a)	US0001M + 0.330%	3.4140	10/25/36	197,344
351,509	NovaStar Mortgage Funding Trust Series 2003-1 M1(a)	US0001M + 1.425%	4.5090	05/25/33	336,008
845,629	NovaStar Mortgage Funding Trust Series 2004-1 M3(a)	US0001M + 0.825%	3.9090	06/25/34	828,229
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(a)	US0001M + 1.463%	4.5470	06/25/34	157,432
911,080	NovaStar Mortgage Funding Trust Series 2006-4 A2C(a)	US0001M + 0.300%	3.3840	09/25/36	411,919
2,151,906	NovaStar Mortgage Funding Trust Series 2006-6 A2B(a)	US0001M + 0.100%	3.1840	01/25/37	785,795
780,379	Option One Mortgage Loan Trust 2007-FXD2(d)		5.6800	03/25/37	737,213
2,967,624	RAMP Series 2004-KR1 Trust(a),(b)	US0001M + 0.580%	3.6640	04/25/34	2,880,832
747,374	RASC Series 2003-KS11 MII2 Trust(a)	US0001M + 1.200%	4.8840	01/25/34	721,904
497,522	RASC Series 2004-KS10 M3 Trust(a)	US0001M + 1.950%	5.0340	11/25/34	477,461
254,492	RASC Series 2004-KS10 M4 Trust(a)	US0001M + 2.475%	5.5590	11/25/34	245,534
19,817	Renaissance Home Equity Loan Trust 2002-4 M2(d)		6.5430	03/25/33	14,374
345,101	Renaissance Home Equity Loan Trust 2003-2 M1(a)	US0001M + 1.238%	4.3220	08/25/33	328,052
67,320	Renaissance Home Equity Loan Trust 2005-2 AF4(d)		4.9340	08/25/35	65,269
2,062,139	Renaissance Home Equity Loan Trust 2006-2 AF5(d)		6.2540	08/25/36	919,159
10,873,252	Renaissance Home Equity Loan Trust 2007-1 AF3(d)		5.6120	04/25/37	3,413,682
2,781,357	Renaissance Home Equity Loan Trust 2007-1 AF4(d)		5.7610	04/25/37	856,193
431,110	Renaissance Home Equity Loan Trust 2007-1 AF5(d)		5.9090	04/25/37	142,316
330,202	Renaissance Home Equity Loan Trust 2007-2 AF2(d)		5.6750	06/25/37	103,636
180,913	Renaissance Home Equity Loan Trust 2007-3 AF3(d)		7.2380	09/25/37	87,067
693,739	Saxon Asset Sec Trust 2000 1 Mtg Ln Asset Bk Cert Ser 2000 1(c)		9.7600	02/25/30	748,911
166,291	Security National Mortgage Loan Trust 2006-1(b),(c)		6.4500	09/25/36	164,434
3,392,722	Structured Asset Securities Corp Mortgage Loan(a)	US0001M + 1.050%	4.1340	05/25/35	3,029,736
1,752,237	Structured Asset Securities Corp Trust 2005-SC1(b),(c)		6.6000	05/25/31	1,443,258
33,562	Terwin Mortgage Trust 2004-7HE(a),(b)	US0001M + 1.275%	4.3590	07/25/34	31,126
1,043,933	Terwin Mortgage Trust 2005-11(b),(c)		4.5000	11/25/36	1,005,055
23,587,000	Terwin Mortgage Trust 2006-3(a),(b)	US0001M + 0.620%	3.7040	04/25/37	7,342,982
407,263	Terwin Mortgage Trust Series TMTS 2003-4HE(a)	US0001M + 1.125%	4.2090	09/25/34	396,644
3,002,389	Terwin Mortgage Trust Series TMTS 2005-6HE(a)	US0001M + 1.200%	4.2840	04/25/36	2,728,175

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	HOME EQUITY — 13.9% (Continued)
					$74,069,060
	MANUFACTURED HOUSING — 0.3%
1,420,764	BCMSC Trust 1999-B(c)		7.3000	12/15/29	228,220
1,611,849	BCMSC Trust 2000-A(c)		8.2900	06/15/30	268,480
500,000	Cascade MH Asset Trust 2019-MH1 M(b),(c)		5.9850	11/01/44	462,580
834,992	UCFC Manufactured Housing Contract(c)		6.9800	07/15/29	778,993
					1,738,273
	NON AGENCY CMBS — 27.2%
2,841,000	Bayview Commercial Asset Trust 2006-SP1(a),(b)	US0001M + 1.650%	4.7340	04/25/36	2,733,361
1,561,004	Bayview Commercial Asset Trust 2007-2(a),(b)	US0001M + 0.370%	3.4540	07/25/37	1,334,940
11,519,337	Bayview Commercial Asset Trust 2007-6(a),(b)	US0001M + 1.500%	4.5840	12/25/37	10,586,434
6,550,000	CG-CCRE Commercial Mortgage Trust 2014-FL1(a),(b)	US0001M + 2.750%	5.5680	06/15/31	4,781,500
3,000,000	Citigroup Commercial Mortgage Trust 2014-GC21 D(b),(c)		5.1100	05/10/47	2,694,962
6,357,126	Citigroup Commercial Mortgage Trust 2014-GC21 E(b),(c)		3.5880	05/10/47	4,884,563
5,000,000	Citigroup Commercial Mortgage Trust 2015-GC35 C(c)		4.6100	11/10/48	4,409,527
4,565,000	Citigroup Commercial Mortgage Trust 2015-GC35 D		3.2360	11/10/48	3,063,570
4,108,000	COMM 2013-CCRE12 Mortgage Trust(c)		5.2160	10/10/46	2,847,560
1,500,000	COMM 2013-CCRE9 Mortgage Trust(b),(c)		4.4330	07/10/45	1,438,170
1,550,000	COMM 2015-DC1 Mortgage Trust(c)		4.4410	02/10/48	1,427,284
5,400,000	Commercial Mortgage Pass Through Certificates 2012-LTRT A2(b)		3.4000	10/05/30	5,097,586
2,964,000	Commercial Mortgage Pass Through Certificates 2012-LTRT B(b)		3.8000	10/05/30	2,718,540
11,536	Credit Suisse First Boston Mortgage Securities 1998-C1 H(b)		6.0000	05/17/40	11,672
2,750,000	CSAIL 2015-C1 D Commercial Mortgage Trust(b),(c)		3.9010	04/15/50	1,859,122
6,000,000	CSAIL 2015-C2 C Commercial Mortgage Trust(c)		4.3170	06/15/57	5,283,810
4,177,000	CSAIL 2015-C2 D Commercial Mortgage Trust(c)		4.3170	06/15/57	3,012,864
6,391,446	GS Mortgage Securities Corporation II(a),(b)	US0001M + 1.800%	4.6180	09/15/31	5,433,911
3,322,000	GS Mortgage Securities Trust 2011-GC5 C(b),(c)		5.3020	08/10/44	2,778,360
360,000	GS Mortgage Securities Trust 2013-GC13(b),(c)		4.2090	07/10/46	331,382
3,327,300	GS Mortgage Securities Trust 2014-GC22 D(b),(c)		4.8430	06/10/47	2,973,071
5,726,000	GS Mortgage Securities Trust 2014-GC22 E(b)		3.5820	06/10/47	4,075,904
3,000,000	GS Mortgage Securities Trust 2014-GC24(c)		4.6440	09/10/47	2,816,299
1,350,000	HMH Trust 2017-NSS(b)		6.2920	07/05/31	1,250,375
2,820,245	JP Morgan Chase Commercial Mortgage Securities(b)		3.9100	05/05/30	2,284,399
7,005,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.3600	02/15/46	6,553,146
140,000	JP Morgan Chase Commercial Mortgage Securities 2012-LC9 C(b),(c)		4.4720	12/15/47	138,575

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	NON AGENCY CMBS — 27.2% (Continued)
2,512,644	JP Morgan Chase Commercial Mortgage Securities(c)		7.0510	02/15/51	$2,354,768
3,880,000	JPMBB Commercial Mortgage Securities Trust 2013-C14(c)		4.6990	08/15/46	3,657,281
1,250,000	JPMBB Commercial Mortgage Securities Trust 2015-C32(c)		4.3050	11/15/48	588,174
1,305,000	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6(b),(c)		4.6940	11/15/45	1,156,230
4,056,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12(b),(c)		4.9140	10/15/46	3,728,315
4,150,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7(c)		4.2220	02/15/46	4,011,981
3,500,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31(b),(c)		3.0000	11/15/49	2,376,427
2,626,409	Morgan Stanley Capital I Trust 2006-HQ10(c)		5.4480	11/12/41	2,450,555
2,740,000	Morgan Stanley Capital I Trust 2006-TOP21(b),(c)		5.2270	10/12/52	2,706,778
4,000,000	Morgan Stanley Capital I Trust 2012-C4(b),(c)		5.3360	03/15/45	3,106,708
3,800,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV B(b)		4.0880	10/15/30	3,495,593
235,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV C(b),(c)		4.4230	10/15/30	192,572
11,093,922	Starwood Retail Property Trust 2014-STAR(a),(b)	US0001M + 1.470%	4.2880	11/15/27	7,765,745
7,767,000	UBS-Barclays Commercial Mortgage Trust 2012-C2 D(b),(c)		4.8700	05/10/63	2,365,052
2,233,138	Wachovia Bank Commercial Mortgage Trust Series 2006-C24(c)		5.6590	03/15/45	2,208,136
3,000,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(c)		4.4320	07/15/46	2,621,285
3,106,000	Wells Fargo Commercial Mortgage Trust 2015-SG1 D(c)		4.6020	12/15/47	2,258,339
139,294	WFRBS Commercial Mortgage Trust 2012-C7 B(c)		4.7490	06/15/45	139,483
700,000	WFRBS Commercial Mortgage Trust 2012-C7 D(b),(c)		4.8140	06/15/45	269,500
6,000,000	WFRBS Commercial Mortgage Trust 2013-C14(b),(c)		4.0900	06/15/46	5,371,559
6,546,000	WFRBS Commercial Mortgage Trust 2013-C15(b),(c)		4.6710	08/15/46	4,708,800
3,000,000	WFRBS Commercial Mortgage Trust 2014-C22(b)		3.4550	09/15/57	1,949,319
					146,303,487
	RESIDENTIAL MORTGAGE — 12.8%
3,409,661	Ameriquest Mortgage Securities Asset-Backed Pass-Thorugh 2004- R12(a)	US0001M + 1.680%	4.7640	01/25/35	2,892,482
4,000,000	Ameriquest Mortgage Securities Trust 2006-R2(a)	US0001M + 0.570%	3.6540	04/25/36	3,421,996
487,056	Bear Stearns Asset Backed Securities Trust 2003-SD2(c)		3.7020	06/25/43	439,271
75,623	Bear Stearns Asset Backed Securities Trust 2004-SD4(a)	US0001M + 0.900%	3.9840	08/25/44	72,449
39,379	Bear Stearns Asset Backed Securities Trust 2006-SD3(c)		3.1080	07/25/36	39,031
97,271	Carrington Mortgage Loan Trust Series 2004-NC2 M1(a)	US0001M + 1.035%	4.1190	08/25/34	87,926
10,359,045	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(a)	US0001M + 0.120%	3.2040	10/25/36	8,658,391
2,487,543	Carrington Mortgage Loan Trust Series 2006-FRE2 A3(a)	US0001M + 0.160%	3.2440	10/25/36	2,079,272
4,581,256	Carrington Mortgage Loan Trust Series 2006-FRE2 A5(a)	US0001M + 0.080%	3.1640	03/25/35	3,828,902
1,004,264	Carrington Mortgage Loan Trust Series 2006-NC3(a)	US0001M + 0.150%	3.2340	08/25/36	948,834
4,059,344	C-BASS 2007-CB1 TRUST AF1B(d)		3.1220	01/25/37	1,419,857

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	RESIDENTIAL MORTGAGE — 12.8% (Continued)
2,716,098	C-BASS 2007-CB1 TRUST AF2(d)		5.7210	01/25/37	$950,647
2,690,390	C-BASS 2007-CB1 TRUST AF3(d)		3.1220	01/25/37	941,614
2,927,667	C-BASS 2007-CB1 TRUST AF6(d)		5.8350	01/25/37	1,024,426
350,305	Chase Funding Trust Series 2003-3(a)	US0001M + 1.845%	4.9290	11/25/32	335,639
665,014	Citigroup Mortgage Loan Trust 2006-WF2(d)		6.3520	05/25/36	253,563
573,059	Countrywide Asset-Backed Certificates(a)	US0001M + 2.175%	5.2590	08/25/34	489,738
292,420	Countrywide Asset-Backed Certificates(a)	US0001M + 0.975%	4.0590	12/25/34	287,433
245,763	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 0.660%	3.7440	07/25/36	238,300
37,734	Credit-Based Asset Servicing and Securitization, LLC 2002-CB4 B1(a)	US0001M + 2.850%	5.9340	02/25/33	37,101
24,212	Credit-Based Asset Servicing and Securitization, LLC 2004-CB6 M2(a)	US0001M + 1.725%	3.9540	07/25/35	23,797
1,727,392	Credit-Based Asset Servicing and Securitization, LLC 2004-CB8 M3(a)	US0001M + 1.500%	3.3630	12/25/35	1,553,182
462,654	CWABS Asset-Backed Certificates Trust 2005-17(d)		6.5470	05/25/36	359,220
312,110	CWABS Asset-Backed Certificates Trust 2006-11(d)		6.4000	09/25/46	231,383
626,282	Encore Credit Receivables Trust 2005-1(a)	US0001M + 1.020%	4.1040	07/25/35	572,216
208,879	Equity One Mortgage Pass-Through Trust 2003-1(c)		4.8600	08/25/33	203,158
655,785	Equity One Mortgage Pass-Through Trust 2004-3(d)		4.0200	07/25/34	536,076
246,381	Finance America Mortgage Loan Trust 2004-3(a)	US0001M + 1.380%	4.4640	11/25/34	212,836
280,256	First Franklin Mortgage Loan Trust 2003-FF5(a)	US0001M + 2.475%	5.5590	03/25/34	264,548
727,035	First Franklin Mortgage Loan Trust 2004-FF4(a)	US0001M + 1.875%	4.9590	06/25/34	703,553
292,770	First Franklin Mortgage Loan Trust 2004-FF7(a)	US0001M + 1.800%	4.8840	09/25/34	284,780
167,962	Fremont Home Loan Trust 2004-2(a)	US0001M + 2.025%	5.1090	07/25/34	146,845
2,873,835	Fremont Home Loan Trust 2006-3(a)	US0001M + 0.340%	3.4240	02/25/37	1,085,683
2,399,698	Fremont Home Loan Trust 2006-B(a)	US0001M + 0.480%	3.3240	08/25/36	867,499
8,508,189	GE-WMC Mortgage Securities Trust 2006-1 A2B(a)	US0001M + 0.300%	3.3840	08/25/36	4,016,703
3,318,797	GE-WMC Mortgage Securities Trust 2006-1 A2C(a)	US0001M + 0.480%	3.5640	08/25/36	1,566,732
283,870	GSAMP Trust 2007-FM2 A2A(a)	US0001M + 0.060%	3.1440	01/25/37	177,242
120,105	GSAMP Trust 2007-FM2 A2B(a)	US0001M + 0.090%	3.1740	01/25/37	74,991
2,639,214	GSRPM Mortgage Loan Trust 2007-1(a),(b)	US0001M + 0.400%	3.4840	10/25/46	2,283,833
94,639	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D(a)	US0001M + 0.160%	3.2440	11/25/36	81,750
412,234	IXIS Real Estate Capital Trust 2006-HE2(a)	US0001M + 0.320%	3.4040	08/25/36	121,398
128,936	JP Morgan Mortgage Acquisition Trust 2007-CH2(d)		4.4260	10/25/30	72,540
471,291	Lehman XS Trust 2007-3 1BA1(a)	US0001M + 0.320%	3.4040	03/25/37	454,055
443,180	Lehman XS Trust 2007-3 1BA2(a)	US0006M + 0.500%	3.8410	03/25/37	434,205
918,049	Long Beach Mortgage Loan Trust 2002-1(a)	US0001M + 3.750%	6.8340	05/25/32	897,636
27,694	Long Beach Mortgage Loan Trust 2004-3(a)	US0001M + 0.855%	3.9390	07/25/34	26,204
44,650,621	Merrill Lynch Mortgage Investors Trust Series 2006-RM2 A1B(a)	US0001M + 0.470%	3.5540	05/25/37	1,890,485

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 87.0% (Continued)
	RESIDENTIAL MORTGAGE — 12.8% (Continued)
214,269	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC5(a)	US0001M + 0.900%	3.9840	05/25/34	$198,981
263,133	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC8(a)	US0001M + 1.500%	4.5840	09/25/34	260,185
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust 2007-SEA1(a),(b)	US0001M + 1.900%	4.9840	02/25/47	848,021
3,173,453	Park Place Securities Inc Asset-Backed Pass-Through Certificates(a)	US0001M + 2.175%	5.2590	10/25/34	2,681,305
2,036,609	RAMP Series 2007-RS1 Trust(a)	US0001M + 0.340%	3.4240	02/25/37	615,176
10,389,363	Securitized Asset Backed Receivables, LLC Trust 2006-FR4(a)	US0001M + 0.340%	3.4240	08/25/36	3,494,184
5,921,825	Securitized Asset Backed Receivables, LLC Trust 2007-BR5(a)	US0001M + 0.130%	3.2140	05/25/37	4,664,909
13,059,034	Securitized Asset Backed Receivables, LLC Trust 2007-HE1(a)	US0001M + 0.220%	3.3040	12/25/36	3,532,162
1,229,619	Specialty Underwriting & Residential Finance Trust Series 2006-BC5 A2C(a)	US0001M + 0.100%	3.2840	11/25/37	769,173
3,663,963	Specialty Underwriting & Residential Finance Trust Series 2006-BC5 A2E(a)	US0001M + 0.210%	3.5040	11/25/37	2,308,474
582,166	Specialty Underwriting & Residential Finance Trust Series 2007-AB1 A2D(a)	US0001M + 0.350%	3.4340	03/25/37	367,793
645,730	Structured Asset Investment Loan Trust 2004-11(a)	US0001M + 0.975%	4.0590	01/25/35	589,821
202,841	Structured Asset Investment Loan Trust 2004-5(a)	US0001M + 1.725%	4.8090	05/25/34	186,218
278,525	Structured Asset Securities Corp 2005-WF1(a)	US0001M + 2.055%	5.1390	02/25/35	255,299
472,911	WaMu Asset-Backed Certificates WaMu Series 2007-HE1 Trust(a)	US0001M + 0.150%	3.2340	01/25/37	410,771
					68,771,894
	TOTAL ASSET BACKED SECURITIES (Cost $525,990,068)				468,182,909

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.9%
1,080,443	Fannie Mae REMICS 2011-124 NS(a),(e)	US0001M + 6.500%	3.4160	12/25/41	107,305
412,045	Fannie Mae REMICS 2012-126 DI(e)		3.0000	11/25/27	22,862
378,084	Fannie Mae REMICS 2012-88 SB(a),(e)	US0001M + 6.670%	3.5860	07/25/42	33,959
1,040,457	Fannie Mae REMICS 2012-94 YS(a),(e)	US0001M + 6.650%	3.5660	06/25/39	27,561
82,590	Fannie Mae REMICS 2013-42 PD		1.2500	05/25/43	68,353
327,877	Fannie Mae REMICS 2016-3 NI(e)		6.0000	02/25/46	64,236
1,056,782	Fannie Mae REMICS 2017-112 SC(a),(e)	US0001M + 6.150%	3.0660	01/25/48	117,624
1,527,493	Fannie Mae REMICS 2017-30 MI(e)		4.0000	02/25/44	122,300
748,260	Fannie Mae REMICS 2017-38 S(a),(e)	US0001M + 6.100%	3.0160	05/25/47	81,809
45,221	Fannie Mae REMICS 2017-6 MI(e)		4.0000	08/25/44	3,276
20,353,834	Fannie Mae REMICS 2018-28 ID(c),(e)		0.0001	05/25/48	860,273
1,222,858	Fannie Mae REMICS 2019-34 KI(e)		4.0000	07/25/49	192,471
976,221	Fannie Mae REMICS 2019-37 CI(e)		4.5000	09/25/48	228,779

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.9% (Continued)
1,062,550	Fannie Mae REMICS 2020-14 BI(e)		4.0000	03/25/50	$133,096
320,800	Fannie Mae REMICS 2020-16 SJ(a),(e)	US0001M + 6.050%	2.9660	03/25/50	29,757
802,226	Fannie Mae REMICS 2020-20 IA(e)		3.0000	04/25/50	107,865
4,338,902	Fannie Mae REMICS 2020-25 PI(e)		3.0000	03/25/50	766,120
3,559,343	Fannie Mae REMICS 2020-28 IK(e)		3.0000	10/25/49	417,027
3,400,387	Fannie Mae REMICS 2020-95 IB(e)		2.5000	01/25/51	540,090
17,553,545	Fannie Mae REMICS 2020-95 IU(e)		1.5000	01/25/51	3,000,983
9,015,147	Fannie Mae REMICS 2021-34 MI(e)		2.5000	03/25/51	1,296,730
8,044,233	Fannie Mae REMICS 2021-45 JI(e)		2.5000	07/25/51	1,329,068
3,040,478	Fannie Mae REMICS 2021-56 IM(a),(e)	SOFR30A + 2.200%	0.6780	09/25/51	112,287
6,817,136	Fannie Mae REMICS 2021-69 IK(e)		2.0000	05/25/51	1,236,288
23,904,693	Fannie Mae REMICS 2021-69 JS(a),(e)	SOFR30A + 2.550%	0.2690	10/25/51	582,677
14,655,206	Fannie Mae REMICS 2021-80 IA(e)		2.0000	11/25/51	1,964,092
192,448	Freddie Mac REMICS 3980TS(a),(e)	US0001M + 6.500%	3.6820	09/15/41	20,838
1,024,255	Freddie Mac REMICS 4100 JI(e)		3.5000	10/15/41	141,647
112,633	Freddie Mac REMICS 4103 DS(a),(e)	US0001M + 6.150%	3.3320	09/15/40	671
320,947	Freddie Mac REMICS 4205 AI(e)		2.5000	05/15/28	14,773
5,234,449	Freddie Mac REMICS 4226 IM(e)		3.5000	09/15/31	189,850
5,250,294	Freddie Mac REMICS 4239 NI(a),(e)	US0001M + 29.458%	3.2080	07/15/43	702,246
430,835	Freddie Mac REMICS 4314 SE(a),(e)	US0001M + 6.050%	3.2320	03/15/44	43,510
442,675	Freddie Mac REMICS 4431 ST(a),(e)	US0001M + 6.100%	3.2820	01/15/45	40,553
84,011	Freddie Mac REMICS 4449 PI(e)		4.0000	11/15/43	8,759
1,001,356	Freddie Mac REMICS 4580 MI(e)		3.5000	02/15/43	44,197
10,598,537	Freddie Mac REMICS 4639 GS(a),(e)		0.0001	03/15/36	648,989
660,563	Freddie Mac REMICS 4672 AI(e)		4.5000	03/15/45	32,158
260,165	Freddie Mac REMICS 4680 LI(e)		4.0000	10/15/43	10,523
194,378	Freddie Mac REMICS 4818 BI(e)		4.0000	03/15/45	16,697
1,293,540	Freddie Mac REMICS 4891 PI(e)		4.0000	06/15/49	204,695
399,000	Freddie Mac REMICS 5050 GL		1.2500	12/25/50	194,079
980,532	Freddie Mac REMICS 5071 IF(e)		2.0000	02/25/51	87,799
6,468,544	Freddie Mac REMICS 5071 IS(e)		2.0000	02/25/51	797,086
5,155,279	Freddie Mac REMICS 5071 KI(e)		2.0000	02/25/51	526,599
20,300,765	Freddie Mac REMICS 5090 SA(a),(e)	SOFR30A + 1.550%	0.0001	03/25/51	103,838
15,692,378	Freddie Mac REMICS 5177 AS(a),(e)	SOFR30A + 3.150%	0.8690	12/25/51	428,956
795,937	Government National Mortgage Association 2004-56 S(a),(e)	US0001M + 7.650%	4.6360	06/20/33	21,276
56,775	Government National Mortgage Association 2010-131 SB(a),(e)	US0001M + 6.050%	3.1110	04/16/40	105

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.9% (Continued)
214,622	Government National Mortgage Association 2012-36 QS(a),(e)	US0001M + 6.620%	3.6060	03/20/42	$16,986
691,621	Government National Mortgage Association 2014-118 AI(e)		3.5000	05/16/40	45,787
6,282,508	Government National Mortgage Association 2015-3 DS(a),(e)	US0001M + 5.600%	2.5860	11/20/41	145,123
253,943	Government National Mortgage Association 2016-1 ST(a),(e)	US0001M + 6.200%	3.1860	01/20/46	26,232
694,497	Government National Mortgage Association 2018-154 DI(e)		4.0000	01/20/45	49,766
5,471,527	Government National Mortgage Association 2018-154 SP(a),(e)	US0001M + 6.150%	3.1360	11/20/48	551,037
3,300,925	Government National Mortgage Association 2019-110 SE(a),(e)	US0001M + 6.100%	3.0860	09/20/49	260,415
23,496,856	Government National Mortgage Association 2019-112 AS(a),(e)	US0001M + 3.410%	0.3960	09/20/49	345,448
14,713,206	Government National Mortgage Association 2019-20 ES(a),(e)	US0001M + 3.790%	0.7760	02/20/49	200,347
4,750,090	Government National Mortgage Association 2020-122 YI(e)		2.5000	08/20/50	658,248
952,000	Government National Mortgage Association 2020-141 ML		1.5000	09/20/50	506,853
16,393,714	Government National Mortgage Association 2020-33 AI(e)		3.0000	03/20/50	2,542,682
1,786,915	Government National Mortgage Association 2020-61 SF(a),(e)	US0001M + 6.440%	3.4260	07/20/43	175,310
321,967	Government National Mortgage Association 2020-62 GI(e)		4.5000	05/20/50	40,320
12,344,054	Government National Mortgage Association 2021-105 EI(e)		2.5000	05/20/51	1,753,880
15,330,123	Government National Mortgage Association 2021-117 PI(e)		2.5000	07/20/51	1,716,422
5,464,501	Government National Mortgage Association 2021-118 GI(e)		2.5000	07/20/51	768,232
11,546,935	Government National Mortgage Association 2021-156 BI(e)		2.5000	09/20/51	1,800,445
7,478,157	Government National Mortgage Association 2021-156 QI(e)		2.5000	09/20/51	938,935
18,305,740	Government National Mortgage Association 2021-177 MI(e)		2.5000	10/20/51	2,448,577
22,438,794	Government National Mortgage Association 2021-194 TI(e)		3.0000	11/20/51	3,328,931
2,868,574	Government National Mortgage Association 2021-196 PI(e)		2.5000	09/20/51	357,037
4,151,524	Government National Mortgage Association 2021-214 HI(e)		2.5000	12/20/51	542,841
1,705,801	Government National Mortgage Association 2021-226 HL		1.5000	12/20/51	1,056,290
18,563,577	Government National Mortgage Association 2021-24 IH(e)		2.5000	02/20/50	2,394,554
8,797,252	Government National Mortgage Association 2021-24 LI(e)		2.5000	01/20/51	1,312,374
10,528,738	Government National Mortgage Association 2021-41 BI(e)		2.0000	03/20/51	1,439,457
3,782,047	Government National Mortgage Association 2021-49 IP(e)		2.5000	01/20/51	439,364
3,971,683	Government National Mortgage Association 2021-83 EI(e)		2.5000	05/20/51	555,654
290,582	Government National Mortgage Association 2021-89 JL		1.5000	05/20/51	159,872
49,793,153	Government National Mortgage Association 2022-121 SA(a),(e)	SOFR30A + 3.690%	1.4060	07/20/52	846,912
18,965,496	Government National Mortgage Association 2022-22 PS(a),(e)	SOFR30A + 3.650%	1.3660	08/20/51	562,833
12,085,808	Government National Mortgage Association 2022-69 QI(e)		4.0000	04/20/52	1,746,979
19,728,446	Government National Mortgage Association 2022-83 SJ(a),(e)	SOFR30A + 3.200%	0.9160	05/20/52	325,257
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $48,201,271)				47,786,132

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%

21,713,506	First American Government Obligations Fund, Class U, 2.79% (Cost $21,713,506)(f)	$21,713,506

	TOTAL INVESTMENTS - 99.9% (Cost $595,904,845)	$537,682,547
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	429,706
	NET ASSETS - 100.0%	$538,112,253

LLC - Limited Liability Company

REMIC - Real Estate Mortgage Investment Conduit

12MTA - Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

SOFR30A - United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M - ICE LIBOR USD 1 Month

US0006M - ICE LIBOR USD 6 Month

US0012M - ICE LIBOR USD 12 Month

(a)	Variable rate security: the rate shown represents the rate on September 30, 2022.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the total market value of 144A securities is 149,056,452 or 27.7% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2022.

(e)	Interest only securities.

(f)	Rate disclosed is the seven-day effective yield as of September 30, 2022.

(h)	Maturity not determined on this security; maturity will occur based on the maturity of the underlying bonds.